NUVEEN
  Investments

Municipal Bond Funds

                      SEMIANNUAL REPORT  OCTOBER 31, 2000

Dependable, tax-free income to help you keep more of what you earn.

INVEST WELL

LOOK AHEAD

LEAVE YOUR MARK/SM/

[PHOTOS APPEAR HERE]

High Yield Municipal Bond Fund
All-American Municipal Bond Fund
Insured Municipal Bond Fund
Intermediate Duration Municipal Bond Fund
Limited Term Municipal Bond Fund

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total returns and yields for your fund, portfolio allocation and credit quality -- are now all on one easy-to-read page. Finally, we want you to know what has happened in the municipal bond market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending April 30, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it next year, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to contact Shareholder Services at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.


Contents

 1  Dear Shareholder
 3  Market Commentary
 4  Nuveen High Yield Municipal Bond Fund Spotlight
 5  Nuveen All-American Municipal Bond Fund Spotlight
 6  Nuveen Insured Municipal Bond Fund Spotlight
 7  Nuveen Intermediate Duration Municipal Bond Fund Spotlight
 8  Nuveen Limited Term Municipal Bond Fund Spotlight
 9  Portfolio of Investments
47  Statement of Net Assets
48  Statement of Operations
49  Statement of Changes in Net Assets
52  Notes to Financial Statements
60  Financial Highlights
65  Fund Information

Must be preceded by or accompanied by a prospectus.

DEAR
Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER]
Timothy R. Schwertfeger
Chairman of the Board

Harvard University, Tiffany's and Dom Perignon are each the Rolls-Royce of its market. Each is synonymous with "quality." Each has established, reinforced and marketed its brand as one that consistently delivers a quality product - be it education, fine jewelry or champagne. Each has made a promise to its customers, and each works hard to keep that promise, year after year.

Webster defines quality as the degree of excellence that a thing possesses. Nuveen Investments defines quality by the excellence of our portfolio management and products as well as of the financial advisors you, and our firm, work with.

Quality Portfolio Management and Products

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

     . A commitment to exhaustive research

     . An active, value-oriented investment style

     . The unmatched presence of trading leverage of a market leader.

While you may be familiar with our income funds, you may not be aware of the equity mutual funds we offer investors. Our two newest funds - Nuveen Innovation and Nuveen International Growth - were launched in December 1999. These funds are managed by Columbus Circle Investors (CCI), a firm that has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise." This philosophy is based on the premise that:

     . Strong companies tend to get stronger. CCI believes a company that demonstrates positive momentum in its business fundamentals tends to generate superior returns through rising stock prices. This represents the Positive Momentum CCI seeks.

     . Companies positively surprise when their business fundamentals and reported results exceed investor and analyst expectations. CCI believes this is often accompanied by strong, accelerating growth. This represents the Positive Surprise CCI seeks.

Our Nuveen Rittenhouse Growth Fund is managed by Rittenhouse Financial Services, Inc. The investment philosophy Rittenhouse established years ago remains firmly in place today -- pursue long-term growth with high-quality, large capitalization blue chip stocks. This singular focus has translated into consistently strong risk-adjusted returns and productive, long-lasting relationships.

                                                     Semiannual Report    page 1

We also offer several growth and income style funds, all managed by Institutional Capital Corporation (ICAP). ICAP seeks out stocks it believes have appreciation potential unrecognized by the general market for Nuveen Growth and Income Stock Fund, Nuveen European Value Fund, Nuveen Balanced Stock and Bond Fund and Nuveen Balanced Municipal and Stock Fund.

Quality Financial Advisors

Nuveen Investments works through financial advisors because we believe in quality advice. Today, you face an unprecedented array of investment choices, opportunities -- and risks. Your investment advisor can offer you the professional assistance that will help bring to life your aspirations -- for yourself and your family, today and in the future.

Shareholders Approve Intermediate Fund Merger

By an overwhelming majority, shareholders of Nuveen Intermediate Municipal Bond Fund approved the merger of the fund into Nuveen Intermediate Duration Municipal Bond Fund. The vote was taken at a special meeting of shareholders Wednesday, October 25, 2000. Approval of this agreement and Plan of Reorganization was reached with 2,824,283 votes in favor and 112,588 against. A total of 2,991,531 votes were cast, with 54,660 shareholder abstaining from the vote.

As was communicated to shareholders prior to the special meeting, we believe the merger would benefit shareholders in a number of ways, including the potential for:

 . higher dividends per share resulting from a higher gross embedded yield and lower gross operating expenses as a percentage of net assets;

 . preservation of the fund's intermediate risk characteristics;

 . improved portfolio diversification; and

 . lower portfolio transaction costs.

Nuveen Intermediate Duration Municipal Bond Fund is designed to provide as high a level of current interest income exempt from regular federal and in some cases state and local, income taxes as is consistent with preservation of capital.*

This Report

Please review your fund's Financial Spotlight to learn how it is positioned as of its period ended October 31, 2000. Also, I invite you to read the following Market Commentary to learn more about the economic environment in which your fund performed.

For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,

/s/ TIMOTHY R. SCHWERTFEGER

Timothy R. Schwertfeger
Chairman of the Board
December 12, 2000


Your investment advisor can offer you the professional assistance that will help bring to life your aspirations - for yourself and your family, today and in the future.


* Income is generally exempt from regular federal and in some cases state and local personal income taxes. Income may be subject to the federal alternative minimum tax and local taxes. Capital gains distributions are subject to tax.


Semiannual Report                                                         page 2

NUVEEN MUNICIPAL BOND FUNDS

Market Commentary

Municipal bonds performed well during the funds' six-month period ended October 31, 2000. During this period, yields on long-term municipal bonds declined by approximately 42 basis points, resulting in a corresponding rise in bond prices.

Three reasons account for this performance. First, the likelihood of a Federal Reserve tightening -- in the view of the general market -- fell as signs of inflation did not appear. Secondly, new issue supply in the municipal market remained low. This was due in part to the fact that many municipalities have been funding capital projects with current strong tax collections rather than with long-term debt. Finally, volatility and lackluster returns in the equity market have increasingly turned investor attention to the municipal market.

During the period, credit spreads -- the basis point difference between yields on high-grade bonds and low-grade bonds -- tightened. Still, compared with credit spreads over the last several years, the spreads remained attractive. Liquidity spreads -- the basis point difference between the yields offered by sellers and yields demanded by buyers -- remained wide and volatile creating opportunities for value trading.

The strong economy continued to generate strong tax collections for municipalities throughout the country. In addition to reducing the need for debt issuance, the collections have contributed to improved credit quality among many municipal issuers. The recent upgrade of New York City to A, its highest rating in 25 years, illustrates this trend.

Among the noteworthy deals this quarter were two tobacco settlement-backed bond issues, both on behalf of New York counties. In the $206 billion dollar settlement between 46 states and major tobacco companies, the states exchanged all smoking-related claims for a stream of annual payments from the tobacco companies. Several states and counties have come to market to borrow against the future stream of payments. Proceeds of these transactions have been applied to several different municipal purposes. We expect to see many more tobacco deals over the next year.

A Look Ahead

We believe the Fed will remain on hold for the time being and that municipal bond supply could increase incrementally. However, supply will likely remain significantly below last year because of strong tax collections. Finally, we believe that investors will increasingly shift money from the equity market to the bond market if they see equity returns significantly lower than the past several years.


Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. Nuveen has chosen them for their rigorously disciplined investment approaches and their consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research

 . An active, value-oriented investment style

 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has paid off for investors, and is a key investment strategy for Nuveen Funds.


                                                     Semiannual Report    page 3

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

Fund Spotlight as of October 31, 2000

Top 5 Sectors

Utilities                               30%
-------------------------------------------
Healthcare                              20%
-------------------------------------------
Long-Term Care                          15%
-------------------------------------------
Transportation                          14%
-------------------------------------------
Basic Materials                          7%
-------------------------------------------

As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets              $19.6 million
-------------------------------------------
Average Duration                       7.81
-------------------------------------------
Average Effective Maturity      17.83 years
-------------------------------------------

Quick Facts

                                   A Shares         B Shares         C Shares         R Shares
NAV                                  $18.66           $18.64           $18.65           $18.67
----------------------------------------------------------------------------------------------
CUSIP                             67065Q749        67065Q756        67065Q764        67065Q772
----------------------------------------------------------------------------------------------
Latest Monthly Dividend*            $0.1000          $0.0880          $0.0910          $0.1030
----------------------------------------------------------------------------------------------
Inception Date                         6/99             6/99             6/99             6/99
----------------------------------------------------------------------------------------------

*Paid November 1, 2000.

Total Returns as of 10/31/00/+/

                               A Shares                     B Shares                    C Shares         R Shares
                           NAV         Offer         w/o CDSC       w/ CDSC       w/o CDSC     w/CDSC       NAV
1 - Year                  5.62%         1.20%          4.92%          0.94%         5.12%       5.12%      5.93%
-----------------------------------------------------------------------------------------------------------------
YTD                       5.69%         1.23%          5.07%          0.07%         5.24%       4.24%      5.91%
-----------------------------------------------------------------------------------------------------------------
Since Inception/1/        0.58%        -2.46%         -0.19%         -2.86%         0.03%       0.03%      0.79%
-----------------------------------------------------------------------------------------------------------------

Total Returns as of 9/30/00+

                               A Shares                     B Shares                    C Shares         R Shares
                           NAV         Offer         w/o CDSC       w/ CDSC       w/o CDSC     w/CDSC       NAV
1 - Year                  3.64%        -0.74%          2.89%         -1.01%         3.15%       3.15%      3.89%
-----------------------------------------------------------------------------------------------------------------
YTD                       4.56%         0.15%          4.02%         -0.97%         4.22%       3.23%      4.77%
-----------------------------------------------------------------------------------------------------------------
Since Inception/1/       -0.20%        -3.41%         -0.96%         -3.80%        -0.70%      -0.70%      0.01%
-----------------------------------------------------------------------------------------------------------------

/1/ Annualized

/+/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return but is included in the YTD total return.

Tax-Free Yields as of 10/31/00

                                     A Shares                B Shares        C Shares       R Shares
                                NAV             Offer           NAV             NAV            NAV
SEC 30 - Day Yield             6.07%            5.82%          5.33%           5.53%          6.28%
----------------------------------------------------------------------------------------------------
Taxable Equivalent Yield*      8.80%            8.43%          7.72%           8.01%          9.10%
----------------------------------------------------------------------------------------------------

*Based on the SEC 30 - Day Yield and a federal income tax rate of 31%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AA                  5%
A                   3%
BBB                22%
NR                 70%

**As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report    page 4

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

Fund Spotlight as of October 31, 2000

Quick Facts


                             A Shares     B Shares     C Shares     R Shares
NAV                            $10.55       $10.55       $10.53       $10.55
----------------------------------------------------------------------------
CUSIP                       67065Q889    67065Q871    67065Q863    67065Q855
----------------------------------------------------------------------------
Latest Monthly Dividend*      $0.0470      $0.0405      $0.0420      $0.0485
----------------------------------------------------------------------------
Inception Date                  10/88         2/97         6/93         2/97
----------------------------------------------------------------------------
*Paid November 1, 2000

Annualized Total Returns as of 10/31/00+

                          A Shares                          B Shares                 C Shares        R Shares
                     NAV              Offer         w/o CDSC         w/ CDSC            NAV             NAV
1 - Year            6.40%            1.93%            5.60%            1.60%           5.80%           6.58%
-------------------------------------------------------------------------------------------------------------
5 - Year            5.18%            4.28%            4.45%            4.29%           4.58%           5.34%
-------------------------------------------------------------------------------------------------------------
10 - Year           7.38%            6.92%            6.89%            6.89%           6.78%           7.46%
-------------------------------------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+

                            A Shares                             B Shares                 C Shares         R Shares
                       NAV               Offer           w/o CDSC          w/ CDSC           NAV              NAV
1 - Year              3.73%             -0.62%             2.94%            -0.98%           3.14%           3.91%
-------------------------------------------------------------------------------------------------------------------
5 - Year              5.34%              4.45%             4.64%             4.47%           4.78%           5.52%
-------------------------------------------------------------------------------------------------------------------
10 - Year             7.46%              7.00%             6.97%             6.97%           6.87%           7.55%
-------------------------------------------------------------------------------------------------------------------

/+/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.


Tax-Free Yields as of 10/31/00

                                            A Shares                B Shares        C Shares        R Shares
                                       NAV            Offer            NAV             NAV             NAV
SEC 30 - Day Yield                    4.96%           4.75%           4.21%           4.41%           5.16%
------------------------------------------------------------------------------------------------------------
Taxable Equivalent Yield*             7.19%           6.88%           6.10%           6.39%           7.48%
------------------------------------------------------------------------------------------------------------

*Based on the SEC 30 - Day Yield and a federal income tax rate of 31%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed  39%
AA                    8%
A                    18%
BBB                  21%
NR                   13%
Other                 1%

**As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Sectors

Transportation                            16%
---------------------------------------------
U.S. Guaranteed                           14%
---------------------------------------------
Healthcare                                13%
---------------------------------------------
Utilities                                 11%
---------------------------------------------
Tax Obligation (Limited)                  11%
---------------------------------------------

As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets               $356.5 million
---------------------------------------------
Average Duration                         7.95
---------------------------------------------
Average Effective Maturity        18.38 years
---------------------------------------------

                                                     Semiannual Report    page 5

                      NUVEEN INSURED MUNICIPAL BOND FUND
                     Fund Spotlight as of October 31, 2000

Top 5 Sectors

U.S. Guaranteed                           32%
---------------------------------------------
Healthcare                                18%
---------------------------------------------
Tax Obligation (Limited)                  10%
---------------------------------------------
Tax Obligation (General)                   9%
---------------------------------------------
Housing (Single Family)                    8%
---------------------------------------------

As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Portfolio Statistics

Total Net Assets               $777.8 million
---------------------------------------------
Average Duration                         5.62
---------------------------------------------
Average Effective Maturity        15.82 years
---------------------------------------------

Quick Facts

                                     A Shares           B Shares         C Shares          R Shares
NAV                                    $10.56             $10.56           $10.47            $10.52
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CUSIP                               67065Q509          67065Q608        67065Q707          67065Q806
-------------------------------------------------------------------------------------------------------
Latest Monthly Dividend*              $0.0450            $0.0385          $0.0395            $0.0465
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Inception Date                           9/94               2/97             9/94              12/86
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* Paid November 1, 2000


 Annualized Total Returns as of 10/31/00+

                         A Shares                   B Shares                C Shares          R Shares
                    NAV         Offer         w/o CDSC        w/ CDSC           NAV               NAV
1 - Year          7.25%         2.70%            6.45%         2.45%           6.73%            7.46%
-------------------------------------------------------------------------------------------------------
5 - Year          4.87%         3.98%            4.10%         3.93%           4.27%            5.08%
-------------------------------------------------------------------------------------------------------
10 - Year         6.96%         6.50%            6.33%         6.33%           6.19%            7.17%
-------------------------------------------------------------------------------------------------------


 Annualized Total Returns as of 9/30/00+

                         A Shares                   B Shares                C Shares          R Shares
                    NAV         Offer         w/o CDSC        w/ CDSC           NAV               NAV
1 - Year          5.13%         0.73%            4.34%         0.35%           4.50%            5.23%
-------------------------------------------------------------------------------------------------------
5 - Year          5.10%         4.20%            4.35%         4.18%           4.50%            5.31%
-------------------------------------------------------------------------------------------------------
10 - Year         7.03%         6.57%            6.40%         6.40%           6.26%            7.24%
-------------------------------------------------------------------------------------------------------

+ Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

 Tax-Free Yields as of 10/31/00

                                       A Shares              B Shares       C Shares        R Shares
                                    NAV       Offer            NAV            NAV             NAV
SEC 30 - Day Yield                 4.49%      4.30%            3.74%          3.94%           4.69%
-------------------------------------------------------------------------------------------------------
Taxable Equivalent Yield*          6.51%      6.23%            5.42%          5.71%           6.80%
-------------------------------------------------------------------------------------------------------

*  Based on the SEC 30 - Day Yield and federal income tax rate of 31%.

Bond Credit Quality**

[PIE CHART APPEARS HERE]

Insured                     67%
----------------------------------------
Insured/U.S. Guaranteed     30%
----------------------------------------
U.S. Guaranteed              3%
----------------------------------------

** As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report    page 6

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

Fund Spotlight as of October 31, 2000

Quick Facts
                                 A Shares     B Shares     C Shares     R Shares
NAV                                 $9.13        $9.13        $9.12        $9.14
--------------------------------------------------------------------------------
CUSIP                           67065Q202    67065Q103    67065Q301    67065Q400
--------------------------------------------------------------------------------
Latest Monthly Dividend*          $0.0375      $0.0320      $0.0330      $0.0390
--------------------------------------------------------------------------------
Inception Date                       6/95         2/97         6/95        11/76
--------------------------------------------------------------------------------

*Paid November 1, 2000

Annualized Total Returns as of 10/31/00+
                    A Shares             B Shares          C Shares     R Shares
                   NAV    Offer     w/o CDSC   w/ CDSC       NAV          NAV
1 - Year          7.75%   4.47%      6.95%      2.95%       7.00%        7.96%
--------------------------------------------------------------------------------
5 - Year          5.15%   4.50%      4.38%      4.22%       4.50%        5.37%
--------------------------------------------------------------------------------
10 - Year         6.45%   6.13%      5.87%      5.87%       5.73%        6.71%
--------------------------------------------------------------------------------

+Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1%CDSC for redemptions within one year, which is not reflected in the one-year total return. The fund's sales charge structure was lowered to 3% from 4.2% effective October 30, 2000.

Annualized Total Returns as of 9/30/00/2/
                    A Shares             B Shares          C Shares     R Shares
                   NAV    Offer     w/o CDSC   w/ CDSC       NAV          NAV
1 - Year          5.40%   0.95%      4.60%      0.60%       4.77%        5.49%
--------------------------------------------------------------------------------
5 - Year          5.25%   4.35%      4.50%      4.34%       4.62%        5.47%
--------------------------------------------------------------------------------
10 - Year         6.47%   6.02%      5.88%      5.88%       5.74%        6.72%
--------------------------------------------------------------------------------

/2/Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1%CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 10/31/00
                                A Shares        B Shares    C Shares    R Shares
                               NAV    Offer       NAV         NAV         NAV
SEC 30-Day Yield              4.77%   4.62%      4.02%        4.21%       4.97%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*     6.91%   6.70%      5.83%        6.10%       7.20%
--------------------------------------------------------------------------------

*Based on the SEC 30-Day Yield and federal income tax rate of 31%.

Bond Credit Quality**
   [PIE CHART APPEARS HERE]
AAA/U.S. Guaranteed           45%
---------------------------------
AA                            34%
---------------------------------
A                             10%
---------------------------------
BBB                           10%
---------------------------------
NR                             1%
---------------------------------

**As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Top Five Sectors
Utilities                     21%
---------------------------------
Healthcare                    17%
---------------------------------
U.S. Guaranteed               16%
---------------------------------
Tax Obligation (Limited)      10%
---------------------------------
Water and Sewer                8%
---------------------------------

As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Portfolio Statistics
Total Net Assets               $2.7 billion
-------------------------------------------
Average Duration                       6.00
-------------------------------------------
Average Effective Maturity      15.18 years
-------------------------------------------

Morningstar Rating/TM/

* * * *

Overall rating among 1,719 municipal bond funds as of 10/31/00.


The Morningstar rating is an overall rating for the municipal bond category and relates to Class A shares only; other classes may vary. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/00 and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Class A shares of the fund received 3 stars for the three-year period and 4 stars for the five-year period. The top 10% of the funds in a broad asset class receive five stars and the next 22.5% receives four stars, and the next 35% receive three stars. The fund was rated among 1,719 and 1,473 funds for the three- and five-year periods, respectively.

                                                     Semiannual Report    page 7

          NUVEEN LIMITED TERM MUNICIPAL BOND FUND

          Fund Spotlight as of October 31, 2000

Top Five Sectors
Utilities                     17%
---------------------------------
Education and
Civic Organizations           16%
---------------------------------
Healthcare                    14%
---------------------------------
Tax Obligation (Limited)      12%
---------------------------------
Housing (Multifamily)         10%
---------------------------------

As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Portfolio Statistics
Total Net Assets             $430.4 million
-------------------------------------------
Average Duration                       4.23
-------------------------------------------
Average Effective Maturity       4.79 years
-------------------------------------------

Morningstar Rating/TM/

* * * *

Overall rating among 1,719 municipal bond funds as of 10/31/00.

The Morningstar rating is an overall rating for the municipal bond category and relates to Class A shares only; other classes may vary. Morningstar proprietary ratings reflect historical risk-adjusted performance as of 10/31/00 and are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the fund's three-, five-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns, with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Class A shares of the fund received 4 stars for the three-, five- and ten-year periods. The top 10% of the funds in a broad asset class receive five stars and the next 22.5% receives four stars, and the next 35% receive three stars. The fund was rated among 1,719, 1,473 and 435 funds for the three-, five-, and ten-year periods, respectively.

Quick Facts
                                      A Shares         C Shares         R Shares
NAV                                     $10.50           $10.48           $10.47
--------------------------------------------------------------------------------
CUSIP                                67065Q949        67065Q830        67065Q822
--------------------------------------------------------------------------------
Latest Monthly Dividend*               $0.0410          $0.0380          $0.0430
--------------------------------------------------------------------------------
Inception Date                           10/87            12/95             2/97
--------------------------------------------------------------------------------

*Paid November 1, 2000. The fund's monthly dividends rose during the six-month period.

Annualized Total Returns as of 10/31/00+
                              A Shares              C Shares            R Shares
                             NAV    Offer             NAV                 NAV
1 - Year                    4.71%   2.09%            4.26%               4.86%
--------------------------------------------------------------------------------
5 - Year                    4.30%   3.79%            3.93%               4.41%
--------------------------------------------------------------------------------
10 - Year                   5.77%   5.50%            5.42%               5.82%
--------------------------------------------------------------------------------

Annualized Total Returns as of 9/30/00+
                              A Shares              C Shares            R Shares
                             NAV    Offer             NAV                 NAV
1 - Year                    3.61%   1.03%            3.25%               3.85%
--------------------------------------------------------------------------------
5 - Year                    4.30%   3.78%            3.95%               4.43%
--------------------------------------------------------------------------------
10 - Year                   5.77%   5.50%            5.43%               5.83%
--------------------------------------------------------------------------------

+Class A share returns are actual. Class C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

Tax-Free Yields as of 10/31/00
                                    A Shares            C Shares        R Shares
                                   NAV    Offer           NAV             NAV
SEC 30-Day Yield                  4.40%   4.29%          4.05%            4.60%
--------------------------------------------------------------------------------
Taxable Equivalent Yield*         6.38%   6.22%          5.87%            6.67%
--------------------------------------------------------------------------------

*Based on the SEC 30-Day Yield and federal income tax rate of 31%.

Bond Credit Quality**
   [PIE CHART APPEARS HERE]
AAA/U.S. Guaranteed           39%
---------------------------------
AA                             4%
---------------------------------
A                             22%
---------------------------------
BBB                           21%
---------------------------------
NR                            12%
---------------------------------
Other                          2%
---------------------------------

**As a percentage of long-term bond holdings as of October 31, 2000. Holdings are subject to change.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report    page 8

                Portfolio of Investments (Unaudited)
                Nuveen High Yield Municipal Bond Fund
                October 31, 2000

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Alaska - 2.6%

  $       500 City of Pine Bluff,             2/10 at 101      BBB+ $   515,965
               Arkansas, Environmental
               Improvement Revenue
               Refunding Bonds, 2000
               Series A
               (International Paper
               Company Project), 6.700%,
               8/01/20 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Connecticut - 7.0%

        1,455 Connecticut Development         8/04 at 102       N/R   1,365,692
               Authority, Health Facility
               Refunding Revenue Bonds,
               Alzheimers Resource Center
               of Connecticut, Inc.
               Project, Series 1994A,
               7.125%, 8/15/14

-------------------------------------------------------------------------------
              Florida - 4.7%

          900 Martin County Industrial       12/04 at 102      BBB-     910,638
               Development Authority
               (Florida), Industrial
               Development Revenue Bonds
               (Indiantown Cogeneration
               L.P. Project), Series
               1994A, 7.875%, 12/15/25
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 10.4%

          135 Village of Channahon,          12/09 at 102      BBB+     124,011
               Illinois, Revenue
               Refunding Bonds, Series
               1999 (Morris Hospital),
               5.750%, 12/01/12

          405 City of Chicago, O'Hare        11/00 at 103      Baa2     423,687
               International Airport,
               Special Facility Revenue
               Bonds (United Air Lines,
               Inc. Project), Series
               1988A, 8.950%, 5/01/18
               (Alternative Minimum Tax)

          140 City of Chicago, Tax            1/09 at 100       N/R     137,333
               Increment Allocation Bonds
               (Irving/Cicero
               Redevelopment Project),
               Series 1998, 7.000%,
               1/01/14

          250 Illinois Development           No Opt. Call       BBB     250,290
               Finance Authority, Solid
               Waste Disposal Revenue
               Bonds (Waste Management,
               Inc. Project), Series
               1990, 7.125%, 1/01/01
               (Alternative Minimum Tax)

          225 Illinois Health Facilities      2/07 at 102        A-     203,681
               Authority, Revenue
               Refunding Bonds, Series
               1996B (Sarah Bush Lincoln
               Health Center), 5.500%,
               2/15/16

          725 Illinois Health Facilities      1/01 at 102      Baa3     595,095
               Authority, Revenue
               Refunding Bonds, Series
               1991 (Proctor Community
               Hospital Project), 7.375%,
               1/01/23

          300 Village of Libertyville,       11/09 at 100        A2     300,594
               Illinois, Affordable
               Housing Revenue Bonds,
               Series 1999A (Liberty
               Towers Project), 7.000%,
               11/01/29

-------------------------------------------------------------------------------
              Indiana - 4.8%

        1,000 Whitley County, Indiana,       11/10 at 102       N/R     943,600
               Solid Waste and Sewage
               Disposal Revenue Bonds
               (Steel Dynamics, Inc.
               Project), Series 1998,
               7.250%, 11/01/18
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Iowa - 3.6%

          695 Iowa Higher Education Loan     10/10 at 102       N/R     708,455
               Authority, Private College
               Facility Revenue Bonds
               (Waldorf College Project),
               Series 1999, 7.375%,
               10/01/19

-------------------------------------------------------------------------------
              Kentucky - 19.6%

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds, Series 1997
              (Appalachian Regional
              Healthcare, Inc. Project):
        1,000  5.850%, 10/01/17               4/08 at 102       N/R     701,110
        1,000  5.875%, 10/01/22               4/08 at 102       N/R     673,970

              City of Newport, Kentucky,
              Public Properties
              Corporation, First Mortgage
              Revenue Bonds, Series 2000A
              (Public Parking and Plaza
              Project):
        1,500  8.375%, 1/01/18                7/10 at 104       N/R   1,482,540
          975  8.500%, 1/01/27                7/10 at 104       N/R     962,023

-------------------------------------------------------------------------------
              Maryland - 0.9%

          315 Prince Georges County,          7/04 at 102       N/R     180,514
               Maryland, Project and
               Refunding Revenue Bonds
               (Dimensions Health
               Corporation Issue), Series
               1994, 5.375%, 7/01/14


-------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen High Yield Municipal Bond Fund (continued) October 31, 2000

    Principal                              Optional Call                Market
 Amount (000) Description                    Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Minnesota - 9.5%

 $        400 Northwest Minnesota           10/04 at 102       N/R $   320,896
               Multi-County Housing
               and Redevelopment
               Authority, Governmental
               Housing Revenue Bonds
               (Pooled Housing
               Program), Series 1994A,
               8.125%, 10/01/26

        1,530 City of White Bear Lake,      11/03 at 102       N/R   1,538,231
               Minnesota, First
               Mortgage Nursing Home
               Revenue Refunding Bonds
               (White Bear Lake Care
               Center, Inc. Project),
               Series 1992, 8.250%,
               11/01/12
-------------------------------------------------------------------------------
              New York - 11.5%

        1,400 County of Cattaraugus,        No Opt. Call       N/R   1,375,696
               New York, Industrial
               Development Agency,
               Tax-Exempt Industrial
               Development Revenue
               Bonds, Series 1999A
               (Laidlaw Energy and
               Environmental, Inc.
               Project), 8.500%,
               7/01/21 (Alternative
               Minimum Tax)

          500 Erie County Industrial        12/10 at 103       N/R     350,000
               Development Agency (New
               York), Solid Waste
               Disposal Facility
               Revenue Bonds (1998
               CanFibre of Lackawanna
               Project), 9.050%,
               12/01/25 (Alternative
               Minimum Tax)

          500 Dormitory Authority of         7/09 at 101        AA     522,460
               the State of New York,
               Marymount Manhattan
               College Insured Revenue
               Bonds, Series 1999,
               6.125%, 7/01/21

-------------------------------------------------------------------------------
              Ohio - 7.8%

          100 Ohio Capital Corporation      No Opt. Call       N/R     101,147
               for Housing Mortgage,
               Revenue Refunding
               Bonds, Series 1999G
               (FHA-Insured Mortgage
               Loans - Section 8
               Assisted Projects),
               6.750%, 2/01/03

              Ohio Water Development
              Authority, Solid Waste
              Disposal Revenue Bonds
              (Bay Shore Power
              Project), Convertible
              Series 1998B:
          700  6.625%, 9/01/20               9/09 at 102       N/R     624,988
        1,000  5.875%, 9/01/20               9/08 at 102       N/R     799,950
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Pennsylvania - 7.8%

          750 Carbon County Industrial      No Opt. Call      BBB-     763,463
               Development Authority,
               Pennsylvania, Resource
               Recovery Revenue
               Refunding Bonds, 2000
               Series (Panther Creek
               Partners Project),
               6.650%, 5/01/10
               (Alternative Minimum
               Tax)

          905 Cumberland County             11/04 at 102      BBB-     763,042
               Municipal Authority,
               Pennsylvania, Carlisle
               Hospital and Health
               Services, First
               Mortgage Revenue and
               Refunding Bonds, Series
               1994, 6.800%, 11/15/14

-------------------------------------------------------------------------------
              Rhode Island - 0.7%

          140 City of Central Falls,         5/09 at 102        AA     145,191
               Rhode Island General
               Obligation School
               Bonds, 6.250%, 5/15/20

-------------------------------------------------------------------------------
              Texas - 0.7%

          140 Harris County Housing          7/12 at 103       N/R     135,514
               Finance Corporation
               (Texas), Multifamily
               Housing Revenue Bonds
               (Windfern Pointe and
               Waterford Place
               Apartments Projects),
               1999 Senior Series A
               and B, Subordinate
               Series C and Junior
               Subordinate Series D,
               9.000%, 7/01/29

-------------------------------------------------------------------------------
              Utah - 4.6%

          750 City of Bountiful, Davis      12/08 at 101       N/R     622,950
               County, Utah Hospital
               Revenue Refunding Bonds
               (South Davis Community
               Hospital Project),
               Series 1998, 5.750%,
               12/15/18

          275 Utah Housing Finance       7/09 at 101 1/2       Aa2     286,019
               Agency, Single Family
               Mortgage Bonds, 1999
               Series F, 6.300%,
               7/01/21

-------------------------------------------------------------------------------
              Virginia - 4.3%

          850 Virginia Small Business       No Opt. Call       N/R     850,612
               Financing Authority,
               Industrial Development
               Revenue Bonds (S.I.L.
               Clean Water, L.L.C.
               Project), Series 1999,
               7.250%, 11/01/09

-------------------------------------------------------------------------------
              Wisconsin - 0.7%

          150 Wisconsin Health and          11/09 at 101       N/R     135,881
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1999 (FH
               Healthcare Development,
               Inc. Project), 6.250%,
               11/15/20

-------------------------------------------------------------------------------
 $     21,610 Total Investments (cost                               19,815,238
               $19,867,856) - 101.2%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       (235,552)
               Liabilities - (1.2)%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $19,579,686
         ----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Portfolio of Investments (Unaudited)
                 Nuveen All-American Municipal Bond Fund
                 October 31, 2000

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Alabama - 1.8%
 $         25 Alabama Housing Finance        4/04 at 102       Aaa $     25,812
               Authority, Single Family
               Mortgage Revenue Bonds
               (Collateralized Home
               Mortgage Revenue Bond
               Program), 1994 Series A-1
               Bonds, 6.600%, 4/01/19
          200 Alabama State Docks           10/06 at 102       AAA      210,528
               Department, Docks
               Facilities Revenue Bonds,
               Series 1996, 6.100%,
               10/01/13 (Alternative
               Minimum Tax)
          400 The Utilities Board of the     3/07 at 102        AA      395,312
               City of Bayou La Batre
               (Alabama), Water and
               Sewer Revenue Refunding
               and Improvement Bonds,
               Series 1997, 5.750%,
               3/01/27
          100 The Industrial Development     9/05 at 102      BBB+      100,426
               Board of the Town of
               Courtland (Alabama),
               Solid Waste Disposal
               Revenue Bonds (Champion
               International Corporation
               Project), Series 1995A,
               6.500%, 9/01/25
               (Alternative Minimum Tax)
          100 Jefferson County, Alabama,     2/07 at 101       AAA      100,734
               Sewer Revenue Warrants,
               Series 1997D, 5.750%,
               2/01/27
          500 The Industrial Development     4/08 at 102        A-      450,040
               Board of Phenix City,
               Alabama, Environmental
               Improvement Revenue
               Refunding Bonds (Mead
               Coated Board Project),
               Series 1998A, 5.300%,
               4/01/27 (Alternative
               Minimum Tax)
        5,000 The Southeast Alabama Gas      6/10 at 102       Aaa    4,931,950
               District, General System
               Revenue Bonds, Series A,
               5.500%, 6/01/20
          250 The Industrial Development     8/06 at 102     A1***      270,408
               Board of the City of
               Tallassee, Alabama,
               Industrial Revenue Bonds,
               Dow-United Technologies
               Composite Products,
               Series 1996-A, 6.100%,
               8/01/14 (Pre-refunded to
               8/01/06)
-------------------------------------------------------------------------------
              Alaska - 0.9%
        3,000 Municipality of Anchorage,     9/09 at 101       AAA    3,118,260
               Alaska, Water Revenue and
               Refunding Bonds, Series
               1999, 6.000%, 9/01/24
-------------------------------------------------------------------------------
              Arizona - 1.2%
        2,500 The Industrial Development     7/08 at 101      BBB+    2,049,650
               Authority of the County
               of Maricopa (Arizona),
               Health Facility Revenue
               Bonds (Catholic
               Healthcare West Project),
               1998 Series A, 5.000%,
               7/01/21
        2,500 The Industrial Development     6/07 at 101        A-    2,322,550
               Authority of the County
               of Yavapai (Arizona),
               Industrial Development
               Revenue Bonds, 1998
               Series (Citizens
               Utilities Company
               Project), 5.450%, 6/01/33
               (Alternative Minimum Tax)
-------------------------------------------------------------------------------
              California - 5.6%
        7,500 California Higher             No Opt. Call        A2    7,792,125
               Education Loan Authority,
               Inc., Student Loan
               Revenue Refunding Bonds,
               Subordinate 1994
               Series D, 6.500%, 6/01/05
               (Alternative Minimum Tax)
        8,000 Contra Costa Home Mortgage    No Opt. Call       AAA    3,180,720
               Finance Authority,
               California, 1984 Home
               Mortgage Revenue Bonds,
               0.000%, 9/01/17
        2,000 Foothill/Eastern              No Opt. Call       AAA    1,670,000
               Transportation Corridor
               Agency, California, Toll
               Road Revenue Bonds,
               Series 1995A,
               0.000%, 1/01/05
        2,000 Long Beach Aquarium of the     7/05 at 102       BBB    1,881,060
               Pacific, Revenue Bonds
               (Aquarium of the Pacific
               Project), 1995 Series A,
               6.125%, 7/01/23
        4,000 Regional Airports              5/06 at 102      BBB-    3,965,360
               Improvement Corporation,
               Facilities Sublease
               Refunding Revenue Bonds,
               Issue of 1996, Delta Air
               Lines, Inc. (Los Angeles
               International Airport),
               6.350%, 11/01/25
              Sacramento Cogeneration
              Authority, Cogeneration
              Project Revenue Bonds
              (Procter & Gamble
              Project), 1995 Series:
          500  6.200%, 7/01/06               7/05 at 102      BBB-      534,460
        1,000  6.500%, 7/01/21 (Pre-         7/05 at 102       AAA    1,113,630
               refunded to 7/01/05)
-------------------------------------------------------------------------------
              Colorado - 3.5%
              E-470 Public Highway
              Authority, Capital
              Improvement Trust Fund
              Highway Revenue Bonds (E-
              470 Project), Senior
              Bonds, Arapahoe County,
              Colorado:
        6,000  0.000%, 8/31/05              No Opt. Call       AAA    4,768,500
        2,000  6.950%, 8/31/20 (Pre-         8/05 at 103       AAA    2,254,920
               refunded to 8/31/05)
        2,500 Colorado Housing and           4/10 at 105        AA    2,761,050
               Finance Authority, Single
               Family Program Senior
               Bonds, 2000 Series D-2,
               6.900%, 4/01/29
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen All-American Municipal Bond Fund (continued) October 31, 2000

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Colorado (continued)
 $      2,500 Hyland Hills Park and         12/06 at 101       N/R $  2,620,575
               Recreation District,
               Adams County, Colorado,
               Special Revenue Refunding
               and Improvement Bonds,
               Series 1996A, 6.750%,
               12/15/15
-------------------------------------------------------------------------------
              Connecticut - 1.8%
        4,000 Housing Authority of the      12/09 at 102       N/R    4,045,160
               City of Bridgeport,
               Connecticut, Multifamily
               Housing Revenue Bonds
               (Stratfield Apartments
               Project), Series 1999,
               7.250%, 12/01/24
        2,000 State of Connecticut          11/04 at 102       AAA    2,224,100
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Nursing
               Home Program Issue,
               Series 1994,
               AHF/Hartford, Inc.
               Project, 7.125%, 11/01/14

-------------------------------------------------------------------------------
              Florida - 1.3%
        1,930 Nassau County, Florida         1/03 at 103       N/R    2,071,990
               (GF/Amelia Island
               Properties, Inc.
               Project), ICF/MR Revenue
               Bonds, Series 1993A,
               9.750%, 1/01/23
        1,965 Sanford Airport Authority      5/06 at 102       N/R    2,033,146
               (Florida), Industrial
               Development Revenue Bonds
               (Central Florida
               Terminals Inc. Project),
               Series 1995A, 7.500%,
               5/01/10 (Alternative
               Minimum Tax)
          645 Sanford Airport Authority      5/07 at 102       N/R      661,254
               (Florida), Industrial
               Development Revenue Bonds
               (Central Florida
               Terminals Inc. Project),
               Series 1997C, 7.500%,
               5/01/21

-------------------------------------------------------------------------------
              Georgia - 0.5%
        2,000 Brunswick and Glynn County     3/08 at 102      Baa2    1,772,080
               Development Authority
               (Georgia), Revenue
               Refunding Bonds, Series
               1998, (Georgia Pacific
               Corporation Project),
               5.550%, 3/01/26
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Illinois - 8.4%
        6,645 Buffalo Grove Park            11/00 at 100       N/R    6,644,934
               District, Lake and Cook
               Counties, Illinois,
               Installment Contract
               Certificates (Limited
               Tax), Series 1999,
               5.400%, 12/30/04
              The County of Champaign,
              Illinois, General
              Obligation Bonds (Public
              Safety Sales Tax -
               Alternate Revenue
              Source), Series 1999:
        1,140  8.250%, 1/01/21              No Opt. Call       AAA    1,500,548
        1,275  8.250%, 1/01/22              No Opt. Call       AAA    1,684,976
        2,000 Illinois Development           9/06 at 102       AAA    2,083,620
               Finance Authority (The
               Presbyterian Home Lake
               Forest Place Project),
               Revenue Bonds, Series
               1996 B, 6.300%, 9/01/22
        3,750 Illinois Educational           7/01 at 102       AAA    3,890,850
               Facilities Authority,
               Revenue Refunding Bonds,
               Loyola University of
               Chicago, Series 1991-A,
               7.125%, 7/01/21 (Pre-
               refunded to 7/01/01)
              Illinois Educational
               Facilities Authority,
               Revenue Refunding Bonds,
               Columbia College, Series
               1992:
        2,815  6.875%, 12/01/17 (Pre-       12/04 at 100    N/R***    3,046,449
              refunded to 12/01/04)
        1,185  6.875%, 12/01/17             12/04 at 100       BBB    1,221,119
        2,000 Illinois Health Facilities     8/06 at 102       N/R    1,940,780
               Authority, Revenue
               Refunding Bonds, Series
               1995A (Fairview Obligated
               Group), 7.125%, 8/15/17
        4,000 Illinois Health Facilities     8/07 at 101        A-    3,533,480
               Authority, Revenue Bonds
               (Victory Health Service),
               Series 1997A, 5.750%,
               8/15/27
        4,750 Metropolitan Pier and         No Opt. Call       AAA    4,740,405
               Exposition Authority
               (Illinois), McCormick
               Place Expansion Project
               Refunding Bonds, Series
               1998A, 5.500%, 12/15/23

-------------------------------------------------------------------------------
              Indiana - 2.7%
        2,000 City of Goshen, Indiana,       8/08 at 101       N/R    1,597,280
               Revenue Refunding Bonds,
               Series 1998 (Greencroft
               Obligated Group), 5.750%,
               8/15/28
        2,500 Indiana Housing Finance        1/10 at 100       Aaa    2,546,150
               Authority, Single Family
               Mortgage Revenue Bonds,
               2000 Series C-3, 5.650%,
               7/01/30
        4,000 Indianapolis Airport          11/05 at 102      Baa2    3,810,880
               Authority, Specialty
               Facility Revenue Bonds,
               Series 1995A (United
               Airlines, Inc. -
               Indianapolis Maintenance
               Center Project), 6.500%,
               11/15/31 (Alternative
               Minimum Tax)
          500 Hospital Authority of          5/02 at 101       AAA      520,795
               Monroe County (Indiana),
               Hospital Revenue Bonds,
               Series 1992 (Bloomington
               Hospital Project),
               6.700%, 5/01/12 (Pre-
               refunded to 5/01/02)
        1,000 Rockport Pollution Control     3/01 at 102      BBB+    1,025,160
               (Indiana Michigan Power
               Company), 7.600%, 3/01/16

-------------------------------------------------------------------------------
              Kentucky - 5.1%
        5,000 County of Henderson,           3/05 at 102        A3    5,134,000
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project), Series 1995,
               7.000%, 3/01/25
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
12

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Kentucky (continued)
 $    4,500 Jefferson County, Kentucky,     No Opt. Call        A+ $  2,420,460
             Capital Projects
             Corporation, Lease Revenue
             Bonds, Series 1992A,
             0.000%, 8/15/12
      2,000 Kentucky Economic                4/08 at 102       N/R    1,347,940
             Development Finance
             Authority, Hospital System
             Refunding and Improvement
             Revenue Bonds, Series 1997
             (Appalachian Regional
             Healthcare, Inc. Project),
             5.875%, 10/01/22
      5,000 Louisville and Jefferson        11/04 at 102       AAA    5,495,650
             County Metropolitan Sewer
             District (Commonwealth of
             Kentucky), Sewer and
             Drainage System Revenue
             Bonds, Series 1994A,
             6.750%, 5/15/25
      3,500 Pendleton County, Kentucky,      3/03 at 102         A    3,618,685
             County Lease Revenue Bonds,
             Kentucky Associated
             Counties Leasing Trust
             Program, Series 1993-A,
             6.500%, 3/01/19

-------------------------------------------------------------------------------
            Louisiana - 1.9%
      4,200 Calcasieu Parish Public          4/10 at 105       Aaa    4,660,572
             Trust Authority, Louisiana,
             Single Family Mortgage
             Revenue Bonds, Series
             2000A, 7.000%, 10/01/31
             (Alternative Minimum Tax)
      1,900 City of New Orleans Audubon      4/02 at 102    N/R***    2,025,438
             Park Commission, Aquarium
             Revenue Bonds, Series 1992,
             8.000%, 4/01/12
             (Pre-refunded to 4/01/02)

-------------------------------------------------------------------------------
            Maryland - 1.5%
      2,000 Maryland Energy Financing       12/06 at 102        A-    2,049,140
             Administration, Limited
             Obligation Solid Waste
             Disposal Revenue Bonds
             (Wheelabrator Water
             Technologies - Baltimore
             L.L.C. Projects), 1996
             Series, 6.450%, 12/01/16
             (Alternative Minimum Tax)
      3,500 Maryland Economic                6/09 at 102      Baa3    3,210,935
             Development Corporation,
             Student Housing Revenue
             Bonds (Collegiate Housing
             Foundation - University
             Courtyard Project), Series
             1999A, 5.750%, 6/01/31

-------------------------------------------------------------------------------
            Massachusetts - 1.4%
      2,750 Massachusetts Health and         7/09 at 101       AA-    2,440,790
             Educational Facilities
             Authority, Revenue Bonds,
             Partners HealthCare System
             Issue, Series B, 5.125%,
             7/01/19
      3,000 Massachusetts Industrial        12/08 at 102       BBB    2,635,590
             Finance Agency, Resource
             Recovery Revenue Refunding
             Bonds (Ogden Haverhill
             Project), Series 1998A,
             5.600%, 12/01/19
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Michigan - 1.5%
      5,000 Michigan State Hospital          8/08 at 101      BBB-    3,663,200
             Finance Authority, Hospital
             Revenue Bonds (The Detroit
             Medical Center Obligated
             Group), Series 1998A,
             5.250%, 8/15/23
      2,000 Pontiac, Michigan, Hospital      8/03 at 102      BBB-    1,809,400
             Finance Authority, Hospital
             Revenue Refunding Bonds
             (NOMC Obligated Group),
             Series 1993, 6.000%,
             8/01/13

-------------------------------------------------------------------------------
            Minnesota - 1.2%
      4,000 Minnesota Housing Finance        7/10 at 101       AA+    4,142,280
             Agency, Single Family
             Mortgage Bonds, 1997 Series
             G, Remarketed, 6.000%,
             1/01/18

-------------------------------------------------------------------------------
            Nevada - 1.9%
      7,000 Director of the State of         1/10 at 100       AAA    6,608,000
             Nevada, Department of
             Business and Industry, Las
             Vegas Monorail Project
             Revenue Bonds, 1st Tier
             Series 2000, 5.375%,
             1/01/40

-------------------------------------------------------------------------------
            New Hampshire - 0.4%
        700 New Hampshire Higher             1/01 at 100      BBB+      670,453
             Educational and Health
             Facilities Authority,
             Hospital Revenue Bonds,
             Catholic Medical Center
             Issue, Series 1989, 6.000%,
             7/01/17
        600 New Hampshire Higher             1/01 at 102      BBB+      608,124
             Educational and Health
             Facilities Authority,
             Hospital Revenue Bonds, St.
             Joseph Hospital Issue,
             Series 1991, 7.500%,
             1/01/16

-------------------------------------------------------------------------------
            New Jersey - 3.0%
      2,300 New Jersey Economic              6/02 at 102       N/R    2,365,895
             Development Authority,
             Electric Energy Facility
             Revenue Bonds (Vineland
             Cogeneration Limited
             Partnership Project),
             Series 1992, 7.875%,
             6/01/19 (Alternative
             Minimum Tax)
            New Jersey Turnpike
            Authority, Turnpike Revenue
            Reset Option Certificates,
            Trust II-R Series 23,
            Salomon Brothers Holding
            Company Inc:
      3,335  0.000%, 1/01/11 (IF)           No Opt. Call       AAA    4,295,413
      2,920  0.000%, 1/01/16 (IF)           No Opt. Call       AAA    4,107,768


--------------------------------------------------------------------------------
13

                 Portfolio of Investments (Unaudited)
                 Nuveen All-American Municipal Bond Fund (continued) October 31, 2000

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              New Mexico - 0.8%
 $      3,000 City of Farmington, New        4/06 at 101      Baa3 $  2,745,900
               Mexico, Pollution
               Control Revenue
               Refunding Bonds, Series
               1997A (Public Service
               Company of New Mexico -
                San Juan Project),
               5.800%, 4/01/22
-------------------------------------------------------------------------------
              New York - 11.7%
        3,100 Village of East                3/09 at 103       N/R    2,944,628
               Rochester Housing
               Authority (New York),
               1999 Multifamily Senior
               Housing Revenue Bonds
               (Jefferson Park
               Apartments Project),
               6.750%, 5/01/31
              The City of New York,
              General Obligation
              Bonds, Fiscal 1992
              Series D:
          685  7.500%, 2/01/17 (Pre-     2/02 at 101 1/2       Aaa      721,291
              refunded to 2/01/02)
          750  7.500%, 2/01/18 (Pre-     2/02 at 101 1/2       Aaa      789,735
               refunded to 2/01/02)
          115 The City of New York,          4/07 at 101      A***      126,451
               General Obligation
               Bonds, Fiscal 1997
               Series I, 6.250%,
               4/15/27 (Pre-refunded
               to 4/15/07)
              The City of New York,
              General Obligation
              Bonds, Fiscal 1992
              Series B:
          970 7.500%, 2/01/09 (Pre-      2/02 at 101 1/2      A***    1,021,022
              refunded to 2/01/02)
          930  7.500%, 2/01/09           2/02 at 101 1/2         A      973,970
        3,290 The City of New York,          5/10 at 101         A    3,352,444
               General Obligation
               Bonds, Fiscal 2000
               Series E, 5.750%,
               5/15/18
        1,750 New York City Housing          6/01 at 102       AAA    1,808,380
               Development
               Corporation, Multi-Unit
               Mortgage Refunding
               Bonds (FHA-Insured
               Mortgage Loans), 1991
               Series A, 7.350%,
               6/01/19
        2,700 New York City                  5/10 at 101       Aa3    3,100,977
               Transitional Finance
               Authority, Future Tax
               Secured Bonds, Residual
               Interest Certificates,
               Series 319, 0.000%,
               11/01/17 (IF)
        2,500 Dormitory Authority of         7/05 at 102       AAA    2,771,300
               the State of New York,
               Department of Health of
               the State of New York,
               Revenue Bonds, Series
               1995, Roswell Park
               Cancer Center, 6.625%,
               7/01/24 (Pre-refunded
               to 7/01/05)
        3,000 New York State Housing         9/05 at 102         A    3,069,090
               Finance Agency, Service
               Contract Obligation
               Revenue Bonds, 1995
               Series A,
               6.375%, 9/15/15
        5,500 New York State Urban          No Opt. Call         A    5,633,265
               Development
               Corporation, State
               Facilities Revenue
               Bonds, 1995 Refunding
               Series, 5.700%, 4/01/20
        1,500 New York State Urban          No Opt. Call         A    1,548,975
               Development
               Corporation, Project
               Revenue Bonds (Center
               for Industrial
               Innovation), 1995
               Refunding Series,
               5.500%, 1/01/13
        2,125 New York State Urban          No Opt. Call         A    2,128,464
               Development
               Corporation, Project
               Revenue Bonds
               (University Facilities
               Grants), 1995 Refunding
               Series, 5.500%, 1/01/19
        7,500 The Port Authority of         10/06 at 102       N/R    7,569,300
               New York and New
               Jersey, Special Project
               Bonds, Series 4, KIAC
               Partners Project,
               6.750%, 10/01/19
               (Alternative Minimum
               Tax)
              Suffolk County
              Industrial Development
              Agency (New York), 1998
              Industrial Development
              Revenue Bonds
              (Nissequogue Cogen
              Partners Facility):
        3,375  5.500%, 1/01/23               1/09 at 101       N/R    2,875,973
               (Alternative Minimum
               Tax)
        1,800 5.300%, 1/01/13                1/09 at 101       N/R    1,620,126
              (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------
              North Carolina - 0.4%
        1,299 Woodfin Treatment             12/03 at 102       N/R    1,314,451
               Facility, Inc. (North
               Carolina),
               Proportionate Interest
               Certificates, 6.750%,
               12/01/13
-------------------------------------------------------------------------------
              North Dakota - 0.1%
          200 North Dakota Housing           1/01 at 102       Aa2      203,346
               Finance Agency, Single
               Family Mortgage Program
               Bonds, 1989 Series B,
               8.000%, 7/01/13
-------------------------------------------------------------------------------
              Ohio - 8.4%
              City of Cleveland, Ohio,
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A:
          835  7.000%, 11/15/17 (Pre-       11/01 at 102       AAA      873,535
               refunded to 11/15/01)
          565  7.000%, 11/15/17             11/01 at 102       AAA      588,826
        1,350 County of Columbiana,         12/04 at 102        AA    1,483,974
               Ohio, County Jail
               Facilities Construction
               Bonds (General
               Obligation - Unlimited
               Tax), 6.700%, 12/01/24
        2,000 County of Cuyahoga,            8/05 at 102       AAA    2,176,460
               Ohio, Hospital Revenue
               Bonds (Meridia Health
               System), Series 1995,
               6.250%, 8/15/24
               (Pre-refunded to
               8/15/05)
        1,000 County of Cuyahoga,            2/03 at 102       AA-    1,028,140
               Ohio, Hospital
               Facilities Revenue
               Bonds, Series 1993,
               Health Cleveland, Inc.
               (Fairview General
               Hospital Project),
               6.300%, 8/15/15
        2,350 City of Garfield              11/02 at 102    AA-***    2,495,606
               Heights, Ohio, Hospital
               Improvement and
               Refunding Revenue
               Bonds, Series 1992B
               (Marymount Hospital
               Project), 6.700%,
               11/15/15 (Pre-refunded
               to 11/15/02)


--------------------------------------------------------------------------------
14

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Ohio (continued)
              County of Hamilton,
              Ohio, Health Care
              Facilities Improvement
              Revenue Bonds, Series
              1999A (Twin Towers):
 $      2,150 5.750%, 10/01/19              10/08 at 102         A $  2,071,934
        2,000 5.800%, 10/01/23              10/08 at 102         A    1,917,060
        1,500 County of Lucas, Ohio,        12/01 at 102    N/R***    1,585,590
               Hospital Facilities
               Revenue Bonds, Series
               1991 (Flower Memorial
               Hospital),
               8.125%, 12/01/11 (Pre-
               refunded to 12/01/01)
        3,500 County of Miami, Ohio,         5/06 at 102       BBB    3,162,810
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1996A
               (Upper Valley Medical
               Center), 6.375%,
               5/15/26
        5,000 County of Montgomery,          4/10 at 101      BBB+    5,024,450
               Ohio, Hospital
               Facilities Revenue
               Bonds, Series 1999
               (Kettering Medical
               Center Network
               Obligated Group),
               6.750%, 4/01/18
        1,750 Ohio Higher Educational       12/03 at 102       AAA    1,871,258
               Facility Commission,
               Higher Educational
               Facility Mortgage
               Revenue Bonds
               (University of Dayton
               1992 Project), 6.600%,
               12/01/17
        2,600 State of Ohio, Solid           8/08 at 103      Baa1    2,064,296
               Waste Disposal Revenue
               Bonds (USG Corporation
               Project), Series 1997
               Remarketed,
               5.600%, 8/01/32
               (Alternative Minimum
               Tax)
        3,500 County of Shelby, Ohio,        9/02 at 102    N/R***    3,751,790
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds,
               Series 1992
               (The Shelby County
               Memorial Hospital
               Association), 7.700%,
               9/01/18 (Pre-refunded
               to 9/01/02)

-------------------------------------------------------------------------------
              Oklahoma - 1.2%
              Edmond Economic
              Development Authority
              (Oklahoma), Student
              Housing Revenue Bonds
              (Collegiate Housing
              Foundation - Edmond
              Project), Series 1998A:
        1,650 5.375%, 12/01/19              12/08 at 102      Baa3    1,478,433
        3,250 5.500%, 12/01/28              12/08 at 102      Baa3    2,861,138

-------------------------------------------------------------------------------
              Pennsylvania - 4.2%
        1,000 Allegheny County,             11/10 at 102       AAA    1,058,680
               Pennsylvania, Hospital
               Development Authority,
               Health System Insured
               Revenue Bonds,
               Series 2000A, West Penn
               Allegheny Health
               System, 6.500%,
               11/15/30
        2,500 Allegheny County Higher        2/06 at 102      Baa3    2,596,425
               Education Building
               Authority (Commonwealth
               of Pennsylvania),
               College Revenue Bonds,
               Series A of 1996
               (Robert Morris
               College), 6.400%,
               2/15/14
        1,000 Delaware County                4/01 at 102       AAA    1,029,500
               Industrial Development
               Authority, Pollution
               Control Revenue
               Refunding Bonds, 1991
               Series A (Philadelphia
               Electric Company
               Project), 7.375%,
               4/01/21
        5,935 Delaware River Port            1/08 at 100       AAA    6,763,882
               Authority, Inverse
               Floater, 8.920%,
               1/01/08 (IF)
          500 Falls Township Hospital        8/02 at 102       AAA      525,205
               Authority, Refunding
               Revenue Bonds, The
               Delaware Valley Medical
               Center Project
               (FHA-Insured Mortgage),
               Series 1992, 7.000%,
               8/01/22
        1,000 Latrobe Industrial             5/04 at 102       AAA    1,089,060
               Development Authority
               (Commonwealth of
               Pennsylvania), College
               Revenue Bonds (Saint
               Vincent College
               Project), Series 1994,
               6.750%, 5/01/24 (Pre-
               refunded to 5/01/04)
              City of Philadelphia,
              Pennsylvania, Gas Works
              Revenue Bonds,
              Fourteenth Series:
          550 6.375%, 7/01/26 (Pre-          7/03 at 102    BBB***      585,156
              refunded to 7/01/03)
        1,150 6.375%, 7/01/26                7/03 at 102       BBB    1,160,235

-------------------------------------------------------------------------------
              Puerto Rico - 0.1%
          100 Commonwealth of Puerto     7/04 at 101 1/2       AAA      109,147
               Rico, Public
               Improvement Bonds of
               1994 (General
               Obligation Bonds),
               6.500%, 7/01/23 (Pre-
               refunded to 7/01/04)
          100 Puerto Rico Public            No Opt. Call         A      101,666
               Building Authority,
               Revenue Refunding
               Bonds, Series L,
               Guaranteed by the
               Commonwealth of Puerto
               Rico, 5.500%, 7/01/21
          165 Puerto Rico Electric           7/04 at 102       AAA      180,107
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.375%, 7/01/24
               (Pre-refunded to
               7/01/04)
           70 Puerto Rico Industrial,    8/05 at 101 1/2       AAA       73,842
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Refunding
               Bonds, 1995 Series A
               (FHA-Insured Mortgage
               Pila Hospital Project),
               5.875%, 8/01/12

-------------------------------------------------------------------------------
              South Carolina - 2.6%
              Berkeley County, School
              District Certificates of
              Participation:
          250 6.250%, 2/01/12 (Pre-          2/04 at 102       AAA      267,358
              refunded to 2/01/04)
        2,225 6.300%, 2/01/16 (Pre-          2/04 at 102       AAA    2,380,706
              refunded to 2/01/04)


--------------------------------------------------------------------------------
15

                 Portfolio of Investments (Unaudited)
                 Nuveen All-American Municipal Bond Fund (continued) October 31, 2000

     Principal                             Optional Call                 Market
  Amount (000) Description                   Provisions* Ratings**        Value
-------------------------------------------------------------------------------
               South Carolina
               (continued)
               Charleston County, South
               Carolina, Charleston
               Public Facilities
               Corporation, Certificates
               of Participation, Series
               1994B:
 $         240  6.875%, 6/01/14 (Pre-        6/04 at 102       AAA $    262,666
               refunded to 6/01/04)
            10  6.875%, 6/01/14              6/04 at 102       AAA       10,794
           400 Board of Trustees of          6/04 at 102       AAA      432,572
                Coastal Carolina
                University, South
                Carolina, Revenue Bonds,
                Series 1994,
                6.800%, 6/01/19
           200 Greenville Hospital          No Opt. Call       Aa3      207,128
                System, Board of
                Trustees, Hospital
                Facilities Revenue Bonds
                (South Carolina), Series
                1990, 6.000%, 5/01/20
           300 South Carolina Regional       7/02 at 102        Aa      308,238
                Housing Development
                Corporation No 1,
                Multifamily Revenue
                Refunding Bonds, Redwood
                Village Apartments,
                Series A, 6.625%,
                7/01/17
           500 South Carolina State          9/04 at 101         A      521,785
                Education Assistance
                Authority, Guaranteed
                Student Loan Revenue and
                Refunding Bonds,
                1994 Series, 6.300%,
                9/01/08 (Alternative
                Minimum Tax)
           220 South Carolina State          7/04 at 102        AA      232,399
                Housing Authority,
                Homeownership Mortgage
                Purchase, Series A,
                6.150%, 7/01/08
           215 South Carolina State          5/06 at 102       Aa2      218,197
                Housing Finance and
                Development Authority,
                Mortgage Revenue Bonds,
                Series 1996A,
                6.350%, 7/01/25
                (Alternative Minimum
                Tax)
         1,000 South Carolina Housing        6/05 at 102      BBB+    1,031,000
                Finance and Development
                Authority, Multifamily
                Housing Mortgage Revenue
                Bonds (United Dominion -
                 Hunting Ridge
                Apartments Project),
                Series 1995, 6.750%,
                6/01/25 (Alternative
                Minimum Tax)
                (Mandatory put 6/01/10)
         1,250 South Carolina Housing       11/05 at 102       AA-    1,263,850
                Finance and Development
                Authority, Multifamily
                Housing Revenue
                Refunding Bonds (Runaway
                Bay Apartments Project),
                Series 1995, 6.125%,
                12/01/15
         2,000 York County, South           12/03 at 102       N/R    2,013,160
                Carolina, Water and
                Sewer System Revenue
                Bonds, Series 1995,
                6.500%, 12/01/25
-------------------------------------------------------------------------------
               South Dakota - 1.1%
         2,500 Education Loans               6/08 at 102        A2    2,396,925
                Incorporated (South
                Dakota), Tax-Exempt
                Fixed Rate Student Loan
                Asset-Backed Callable
                Notes, Subordinate
                Series 1998-1K, 5.600%,
                6/01/20
         1,580 South Dakota Housing          5/07 at 102       AAA    1,543,929
                Development Authority,
                Homeownership Mortgage
                Bonds, 1997 Series F,
                5.800%, 5/01/28
                (Alternative Minimum Tax)
-------------------------------------------------------------------------------
               Tennessee - 4.8%
         1,885 The Health, Educational,      4/09 at 101      Baa1    1,675,482
                and Housing Facilities
                Board of the County of
                Knox, Revenue Bonds,
                Series 1999 (University
                Health System, Inc),
                5.625%, 4/01/24
         6,975 Shelby County Airport         3/10 at 101       AAA    7,144,283
                Authority (Memphis,
                Tennessee), Airport
                Revenue Bonds, Series
                1999D, 6.000%, 3/01/24
                (Alternative Minimum
                Tax)
         2,860 The Health and                2/08 at 102        AA    2,703,215
                Educational Facilities
                Board of the
                Metropolitan Government
                of Nashville and
                Davidson County,
                Tennessee, Multi-Modal
                Interchangeable Rate,
                Health Facility Revenue
                Bonds (Richland Place,
                Inc. Project),
                Series 1993, 5.500%,
                5/01/23
         2,045 The Health, Educational       8/07 at 105    N/R***    2,637,559
                and Housing Facility
                Board of the County of
                Shelby, Tennessee,
                ICF/MR Revenue Bonds
                (Open Arms Developmental
                Centers), Series 1992A,
                9.750%, 8/01/19 (Pre-
                refunded to 8/01/07)
         1,380 Industrial Development       10/05 at 102        A3    1,403,805
                Board of the City of
                South Fulton, Tennessee,
                Inc., Industrial
                Development Revenue
                Bonds (Tyson Foods, Inc.
                Project), Series 1995,
                6.350%, 10/01/15
                (Alternative Minimum
                Tax)
         1,500 Wilson County, Tennessee,     6/04 at 102     A2***    1,606,065
                Certificates of
                Participation (Wilson
                County Educational
                Facilities Corporation),
                Series 1994,
                6.250%, 6/30/15 (Pre-
                refunded to 6/30/04)
-------------------------------------------------------------------------------
               Texas - 10.1%
         7,000 Alliance Airport              4/06 at 102       BBB    6,916,910
                Authority, Inc. (Texas),
                Special Facilities
                Revenue Bonds, Series
                1996 (Federal Express
                Corporation Project),
                6.375%, 4/01/21
                (Alternative Minimum
                Tax)
         3,000 Brazos River Authority        4/09 at 101      Baa1    2,649,240
                (Texas), Revenue
                Refunding Bonds (Reliant
                Energy - Incorporated
                Project), Series 1999A,
                5.375%, 4/01/19
               Gregg County Health
               Facilities Development
               Corporation (Texas),
               Hospital Revenue Bonds
               (Good Shepherd Medical
               Center Project), Series
               2000:
         3,250  6.375%, 10/01/25            10/10 at 101        AA    3,345,518
         3,000  6.375%, 10/01/29            10/10 at 101        AA    3,083,040

--------------------------------------------------------------------------------
16

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Texas (continued)
 $      7,800 Gulf Coast Industrial          6/08 at 102      BBB- $  6,569,004
               Development Authority,
               Waste Disposal Revenue
               Bonds (Valero Refining
               and Marketing Company
               Project), Series 1997,
               5.600%, 12/01/31
               (Alternative Minimum Tax)
        5,250 Harlingen Consolidated         8/09 at 100       AAA    5,146,733
               Independent School
               District (Cameron County,
               Texas), Unlimited Tax
               School Building Bonds,
               Series 1999, 5.500%,
               8/15/26
        2,000 North Central Texas Health     2/06 at 102       BBB    1,733,880
               Facilities Development
               Corporation, Health
               Facilities Development
               Revenue Bonds (C.C. Young
               Memorial Home Project),
               Series 1996, 6.375%,
               2/15/20
        2,895 Port of Bay City Authority     5/06 at 102        A+    2,884,289
               of Matagorda County,
               Texas, Revenue Bonds
               (Hoechst Celanese
               Corporation Project),
               Series 1996, 6.500%,
               5/01/26 (Alternative
               Minimum Tax)
        4,000 Tarrant County, Texas,        11/10 at 101        A-    3,925,320
               Health Facilities
               Development Corporation,
               Hospital Revenue Bonds,
               Series 2000, Adventist
               Health System/Sunbelt
               Obligated Group, 6.700%,
               11/15/30

-------------------------------------------------------------------------------
              Utah - 0.6%
        2,000 Carbon County, Utah, Solid     2/05 at 102       BB-    1,980,020
               Waste Disposal Refunding
               Revenue Bonds, Series
               1995, Laidlaw Inc./ECDC
               Project, Series 1995A,
               7.500%, 2/01/10
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Virginia - 2.1%
        2,000 Industrial Development        No Opt. Call       AAA    2,207,360
               Authority of the County
               of Hanover (Virginia),
               Hospital Revenue Bonds,
               Series 1995 (Memorial
               Regional Medical Center
               Project at Hanover
               Medical Park) (Guaranteed
               by Bon Secours Health
               System Obligated Group),
               6.375%, 8/15/18
        3,850 Prince William County Park    10/09 at 101        A3    3,879,684
               Authority (Virginia),
               Park Facilities Revenue
               Refunding and Improvement
               Bonds, Series 1999,
               6.000%, 10/15/28
        1,250 Southeastern Public            7/03 at 102        A-    1,251,883
               Service Authority of
               Virginia, Senior Revenue
               Bonds, Series 1993
               (Regional Solid Waste
               System), 6.000%, 7/01/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Washington - 1.4%
        5,000 Port of Seattle                3/10 at 101       AAA    5,121,350
               (Washington), Special
               Facility Revenue Bonds
               (Terminal 18 Project),
               Series 1999C, 6.000%,
               9/01/20 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
 $    346,869 Total Investments (cost                               339,405,599
               $334,751,420) - 95.2%
     --------------------------------------------------------------------------
------------
              Short-Term Investments -
               2.1%
        3,000 Maricopa County, Arizona,                     VMIG-1    3,000,000
               Pollution Control
               Corporation, Pollution
               Control Revenue Refunding
               Bonds (Arizona Public
               Service Company - Palo
               Verde Project), 1994
               Series C, Variable Rate
               Demand Bonds, 4.600%,
               5/01/29+
        4,500 North Central Texas Health                       A-1    4,500,000
               Facilities Development
               Corporation, Hospital
               Revenue Bonds, Series
               1985-B (Methodist
               Hospitals of Dallas),
               Variable Rate Demand
               Bonds, 4.650%, 10/01/15+
-------------------------------------------------------------------------------
 $      7,500 Total Short-Term                                        7,500,000
               Investments (cost
               $7,500,000)
     --------------------------------------------------------------------------
------------
              Other Assets Less                                       9,577,768
               Liabilities - 2.7%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $356,483,367
         ----------------------------------------------------------------------


         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.
         + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market in-dex.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17

                 Portfolio of Investments (Unaudited)
                 Nuveen Insured Municipal Bond Fund
                 October 31, 2000

    Principal                                Optional Call                 Market
 Amount (000) Description                      Provisions* Ratings**        Value
---------------------------------------------------------------------------------
              Alabama - 6.1%

 $     10,000 Alabama Incentives              10/09 at 102       AAA $ 10,393,300
               Financing Authority,
               Tax-Exempt Special
               Obligation Bonds, Series
               1999-A, 6.000%, 10/01/29

        2,120 The Water Supply Board of        3/02 at 102       AAA    2,213,852
               the City of Albertville
               (Alabama), Water Revenue
               Bonds, Series 1992,
               6.700%, 3/01/11

        3,985 The Governmental Utility    12/00 at 101 1/2       AAA    4,073,029
               Services Corporation of
               the City of Auburn,
               Fixed Rate Wastewater
               Treatment Revenue Bonds,
               Series 1984 (Merscot-
               Auburn Limited
               Partnership Project),
               7.300%, 1/01/12

        1,875 The Special Care                 1/01 at 102       AAA    1,918,388
               Facilities Financing
               Authority of the City of
               Birmingham (Alabama),
               Revenue Bonds, Series
               1991-A (The Baptist
               Medical Centers),
               7.000%, 1/01/21

        2,500 Clarke and Mobile               12/09 at 102       Aaa    2,526,225
               Counties Gas District
               (Alabama), Gas Revenue
               Bonds, Series 2000,
               5.875%, 12/01/23

        5,000 Houston County Health           10/09 at 101       Aaa    5,160,900
               Care Authority
               (Alabama), Series 2000
               Bonds, 6.125%, 10/01/25

        3,000 City of Madison                  2/04 at 102       AAA    3,208,290
               (Alabama), General
               Obligation School
               Warrants, Series 1994,
               6.250%, 2/01/19

        2,860 The Utilities Board of          11/04 at 102       AAA    3,155,381
               the City of Oneonta
               (Alabama), Utility
               Revenue Bonds, Series
               1994, 6.900%, 11/01/24
               (Pre-refunded to
               11/01/04)

        9,000 University of Alabama at         9/10 at 101       AAA    9,094,770
               Birmingham, Hospital
               Revenue Bonds, Series
               2000A, 5.875%, 9/01/31

              West Morgan-East Lawrence
              Water Authority, Water
              Revenue Bonds, Series
              1994:
        2,200  6.800%, 8/15/19 (Pre-           8/04 at 102       AAA    2,410,870
              refunded to 8/15/04)
        3,000  6.850%, 8/15/25 (Pre-           8/04 at 102       AAA    3,292,500
               refunded to 8/15/04)

---------------------------------------------------------------------------------
              Alaska - 1.3%

        4,500 Alaska Industrial                4/07 at 102       AAA    4,577,580
               Development and Export
               Authority, Revolving
               Fund Bonds, Series
               1997A, 5.900%, 4/01/17
               (Alternative Minimum
               Tax)

        5,690 Alaska Housing Finance           6/06 at 102       AAA    5,874,811
               Corporation, Mortgage
               Revenue Bonds, 1996
               Series A, 6.000%,
               12/01/15

---------------------------------------------------------------------------------
              Arizona - 1.5%

              Tempe Union High School
              District No. 213 of
              Maricopa County, Arizona,
              School Improvement and
              Refunding Bonds, Series
              1994:
        4,290  6.000%, 7/01/10 (Pre-           7/04 at 101       AAA    4,546,628
               refunded to 7/01/04)
        1,710  6.000%, 7/01/10                 7/04 at 101       AAA    1,798,065

        5,000 City of Tucson, Arizona,         7/06 at 101       AAA    5,398,250
               Water System Revenue
               Bonds, Series 1994-A,
               6.000%, 7/01/21 (Pre-
               refunded to 7/01/06)
---------------------------------------------------------------------------------
              Arkansas - 0.1%

        1,000 City of Paragould,              12/10 at 100       AAA    1,002,000
               Arkansas, Water, Sewer
               and Electric Revenue
               Bonds, Series 2000,
               5.650%, 12/01/25 (WI,
               settling 12/05/00)

---------------------------------------------------------------------------------
              California - 7.9%

        3,525 Brea Public Financing            8/01 at 102       AAA    3,678,902
               Authority (Orange
               County, California),
               1991 Tax Allocation
               Revenue Bonds, Series A
               (Redevelopment Project
               AB), 7.000%, 8/01/15
               (Pre-refunded to
               8/01/01)

              California Housing
              Finance Agency, Home
              Mortgage Revenue Bonds,
              Series 1999L:
       34,000  0.000%, 2/01/18              8/09 at 59 1/2       AAA   12,000,980
              (Alternative Minimum Tax)
        5,930  0.000%, 2/01/31              8/09 at 26 5/8       AAA      931,781
               (Alternative Minimum
               Tax)

        5,000 California Housing            2/10 at 24 5/8       AAA      701,900
               Finance Agency, Home
               Mortgage Revenue Bonds,
               Series 2000F, 0.000%,
               8/01/31
               (Alternative Minimum Tax)

        8,000 City of Oakland,                 1/10 at 100       AAA    8,416,640
               California, Insured
               Revenue Bonds (1800
               Harrison Foundation -
                Kaiser Permanente),
               Series 1999A, 6.000%,
               1/01/29


--------------------------------------------------------------------------------
18

    Principal                                Optional Call                 Market
 Amount (000) Description                      Provisions* Ratings**        Value
---------------------------------------------------------------------------------
              California (continued)

 $     13,750 Ontario Redevelopment            8/03 at 102       AAA $ 13,996,538
               Financing Authority (San
               Bernardino County,
               California), 1993
               Revenue Bonds (Ontario
               Redevelopment Project
               No. 1), 5.800%, 8/01/23

        5,295 County of Riverside,            12/04 at 101       AAA    5,713,358
               California (1994 Desert
               Justice Facility
               Project), Certificates
               of Participation,
               6.000%, 12/01/12 (Pre-
               refunded to 12/01/04)

        2,250 Sacramento Municipal             9/01 at 102       AAA    2,344,883
               Utility District
               (California), Electric
               Revenue Bonds, 1991
               Series Y, 6.500%,
               9/01/21 (Pre-refunded to
               9/01/01)

       16,755 County of San Bernardino     5/07 at 28 1/16       AAA    2,625,509
               (California), Single
               Family Home Mortgage
               Revenue Bonds (Mortgage-
               Backed Securities
               Program), 1997 Series A,
               0.000%, 5/01/31
               (Alternative Minimum
               Tax)

       10,000 The Regents of the               9/02 at 102       AAA   10,609,400
               University of
               California, Revenue
               Bonds (Multiple Purpose
               Projects), Series D,
               6.375%, 9/01/24 (Pre-
               refunded to 9/01/02)

---------------------------------------------------------------------------------
              Colorado - 4.4%

              City of Broomfield,
              Colorado, Master
              Facilities Lease Purchase
              Agreement, Certificates
              of Participation, Series
              1999, City and County of
              Broomfield Building
              Corporation:
        5,030 5.875%, 12/01/19                12/09 at 100       AAA    5,175,820
        5,000 6.000%, 12/01/29                12/09 at 100       AAA    5,171,150

       10,000 Colorado Health                  5/09 at 101       AAA   10,054,400
               Facilities Authority,
               Hospital Revenue Bonds
               (Poudre Valley Health
               Care, Inc.), Series
               1999A, 5.750%, 5/15/24

              Board of Water
              Commissioners, City and
              County of Denver,
              Colorado, Certificates of
              Participation, Series
              1991:
        2,675 6.625%, 11/15/11 (Pre-          11/01 at 101       AAA    2,762,232
              refunded to 11/15/01)
        1,825 6.625%, 11/15/11                11/01 at 101       AAA    1,880,425

              E-470 Public Highway
              Authority (Colorado),
              Senior Revenue Bonds,
              Series 2000A and Series
              2000B:
        3,750 0.000%, 9/01/17               9/10 at 65 5/8       AAA    1,394,438
       24,700 0.000%, 9/01/28             9/10 at 31 13/32       AAA    4,324,229

        3,500 Jefferson County,               12/02 at 102       AAA    3,705,205
               Colorado, Refunding
               Certificates of
               Participation, 6.650%,
               12/01/08

---------------------------------------------------------------------------------
              Delaware - 0.5%

        3,600 Delaware Economic                5/02 at 102       AAA    3,761,892
               Development Authority,
               Pollution Control
               Refunding Revenue Bonds
               (Delmarva Power and
               Light Company Project),
               Series 1992 B, 6.750%,
               5/01/19

---------------------------------------------------------------------------------
              District of Columbia -
               0.5%

        4,000 District of Columbia             6/04 at 102       AAA    4,270,080
               (Washington, D.C.),
               General Obligation
               Bonds, Series 1994B,
               6.100%, 6/01/11
               (Pre-refunded to 6/01/04)

---------------------------------------------------------------------------------
              Florida - 1.2%

        5,000 Florida Housing Finance          1/10 at 100       AAA    5,190,150
               Corporation, Homeowner
               Mortgage Revenue Bonds,
               2000 Series 4, 6.250%,
               7/01/22 (Alternative
               Minimum Tax)

          920 Florida Keys Aqueduct            9/01 at 101       AAA      947,131
               Authority, Water Revenue
               Refunding Bonds, Series
               1991, 6.750%, 9/01/21
               (Pre-refunded to 9/01/01)

        3,500 City of Miami Beach,             9/10 at 101       AAA    3,413,410
               Florida, Stormwater
               Revenue Bonds, Series
               2000, 5.375%, 9/01/30
               (WI, settling 11/07/00)

---------------------------------------------------------------------------------
              Georgia - 2.9%

        5,000 City of Albany (Georgia),        7/02 at 102       AAA    5,271,600
               Sewerage System Revenue
               Bonds, Series 1992,
               6.625%, 7/01/17
               (Pre-refunded to
               7/01/02)

        5,000 Development Authority of         1/04 at 101       AAA    5,352,750
               Appling County
               (Georgia), Pollution
               Control Revenue Bonds
               (Oglethorpe Power
               Corporation Hatch
               Project), Series 1994,
               7.150%, 1/01/21

        2,250 Chatham County Hospital          1/01 at 102       AAA    2,304,293
               Authority, Hospital
               Revenue Bonds (Memorial
               Medical Center, Inc. -
                Savannah, Georgia),
               Series 1990A, 7.000%,
               1/01/21 (Pre-refunded to
               1/01/01)

        3,020 Development Authority of         9/05 at 102       AAA    3,112,050
               the City of Marietta,
               First Mortgage Revenue
               Bonds (Life College,
               Inc.), Series 1995A and
               Series 1995B, 5.950%,
               9/01/19

        6,180 Development Authority of         9/05 at 102       AAA    6,485,292
               the City of Marietta
               (Life College, Inc.),
               6.250%, 9/01/25



--------------------------------------------------------------------------------
19

                 Portfolio of Investments (Unaudited)
                 Nuveen Insured Municipal Bond Fund (continued)
                 October 31, 2000

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Illinois - 11.5%

 $      2,500 City of Chicago, General   7/02 at 101 1/2       AAA $  2,632,100
               Obligation Adjustable
               Rate Bonds, Central
               Public Library Project,
               Series C of 1988,
               6.850%, 1/01/17 (Pre-
               refunded to 7/01/02)

        5,000 City of Chicago, General       1/02 at 102       AAA    5,190,300
               Obligation Bonds,
               Project Series A of
               1992, 6.250%, 1/01/12
               (Pre-refunded to
               1/01/02)

        9,590 Chicago School Reform         12/07 at 102       AAA    9,882,207
               Board of Trustees of
               the Board of Education
               of the City of Chicago,
               Illinois, Unlimited Tax
               General Obligation
               Bonds, Series 1996,
               5.800%, 12/01/17

        9,000 City of Chicago, O'Hare        1/10 at 101       AAA    8,789,310
               International Airport,
               General Airport Second
               Lien Revenue Refunding
               Bonds, 1999 Series,
               5.500%, 1/01/18
               (Alternative Minimum
               Tax)

       12,800 Public Building               12/03 at 102       AAA   13,476,608
               Commission of Chicago
               (Illinois), Building
               Revenue Bonds, Series A
               of 1993 (Board of
               Education of the City
               of Chicago), 5.750%,
               12/01/18 (Pre-refunded
               to 12/01/03)

              Town of Cicero, Cook
              County, Illinois,
              General Obligation
              Corporate Purpose Bonds,
              Series 1994A:
        3,610  6.400%, 12/01/14 (Pre-       12/04 at 102       AAA    3,916,922
              refunded to 12/01/04)
        2,930  6.400%, 12/01/14             12/04 at 102       AAA    3,139,378

        2,500 Community College             No Opt. Call       AAA    3,027,100
               District No. 508, Cook
               County, Illinois,
               Certificates of
               Participation, 8.750%,
               1/01/07

        2,370 Board of Governors of          4/04 at 102       AAA    2,548,722
               State Colleges and
               Universities
               (Illinois), Eastern
               Illinois University,
               Auxiliary Facilities
               System Revenue Bonds,
               Series 1994A, 6.375%,
               4/01/16 (Pre-refunded
               to 4/01/04)

        6,500 Illinois Development          11/10 at 101       AAA    6,589,440
               Finance Authority,
               Revenue Bonds,
               Remarketed Series 1997A
               (Adventist Health
               System/Sunbelt
               Obligated Group),
               5.875%, 11/15/20

        1,455 Illinois Educational           5/06 at 102       AAA    1,594,927
               Facilities Authority,
               Revenue Refunding
               Bonds, Midwestern
               University, Series
               1996B, 6.250%, 5/15/26
               (Pre-refunded to
               5/15/06)

        3,000 Illinois Health                8/04 at 102       AAA    3,209,310
               Facilities Authority,
               Revenue Bonds, Series
               1994A (The University
               of Chicago Hospitals
               Project), 6.125%,
               8/15/24 (Pre-refunded
               to 8/15/04)

        4,000 Illinois Health               11/04 at 102       AAA    4,352,200
               Facilities Authority,
               Health Care Facilities
               Revenue Bonds, Series
               1995 (Northwestern
               Medical Faculty
               Foundation, Inc.),
               6.500%, 11/15/15 (Pre-
               refunded to 11/15/04)

              Illinois Health
              Facilities Authority,
              Revenue Bonds (Community
              Provider Pooled Loan
              Program):
          169  7.900%, 8/15/03              No Opt. Call       AAA      179,890
          856  7.900%, 8/15/03               2/01 at 100       AAA      858,320

        5,000 State of Illinois,             8/04 at 102        AA    5,097,050
              General Obligation
              Bonds, Series of August
              1994, 5.875%, 8/01/19

              State of Illinois,
              General Obligation
              Bonds, Series of
              February 1995:
        3,065  6.100%, 2/01/19               2/05 at 102       AAA    3,184,137
        5,545  6.100%, 2/01/20               2/05 at 102       AAA    5,752,494

        4,645 City of Monmouth, Warren   12/09 at 26 3/4       Aaa      709,895
               County, Illinois,
               General Obligation
               Sewer Bonds, Series
               1999B, 0.000%, 12/01/29

        4,000 Regional Transportation        6/03 at 102       AAA    4,203,960
               Authority, Cook,
               DuPage, Kane, Lake,
               McHenry and Will
               Counties, Illinois,
               General Obligation
               Refunding Bonds, Series
               1993C, 5.850%, 6/01/23
               (Pre-refunded to
               6/01/03)

-------------------------------------------------------------------------------
              Indiana - 6.3%

        5,000 Indiana Health Facility        5/02 at 102       AAA    5,193,200
               Financing Authority,
               Hospital Revenue
               Refunding and
               Improvement Bonds,
               Series 1992 (Community
               Hospitals Projects),
               6.400%, 5/01/12

        5,000 Indiana Municipal Power        1/03 at 102       AAA    5,251,600
               Agency, Power Supply
               System Revenue Bonds,
               1993 Series A, 6.125%,
               1/01/19

              Indiana Housing Finance
              Authority, Single Family
              Mortgage Revenue Bonds,
              1997 Series B-2:
        1,755  6.000%, 7/01/16           1/07 at 101 1/2       Aaa    1,788,836
              (Alternative Minimum
              Tax)
       10,120  6.125%, 1/01/27           1/07 at 101 1/2       Aaa   10,251,864
              (Alternative Minimum
              Tax)

        3,750 City of Indianapolis,          6/02 at 102       AAA    3,922,275
               Indiana, Gas Utility
               System Revenue Bonds,
               Series 1992 A, 6.200%,
               6/01/23 (Pre-refunded
               to 6/01/02)

        3,000 The Trustees of Ivy Tech       7/10 at 100       AAA    3,113,970
               State College, Ivy Tech
               State College Student
               Fee Bonds, Series F,
               5.875%, 7/01/17

        4,950 Jasper County, Indiana,        7/01 at 102       AAA    5,118,449
               Collateralized
               Pollution Control
               Refunding Revenue Bonds
               (Northern Indiana
               Public Service Company
               Project), Series 1991,
               7.100%, 7/01/17

        3,300 Marion County Convention       6/01 at 102       AAA    3,415,104
               and Recreational
               Facilities Authority
               (Indiana), Excise Taxes
               Lease Rental Revenue
               Bonds, Series 1991B,
               7.000%, 6/01/21 (Pre-
               refunded to 6/01/01)



--------------------------------------------------------------------------------
20

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Indiana (continued)

 $      2,000 Hospital Authority of St.      8/01 at 102       AAA $  2,079,460
               Joseph County (Indiana),
               Fixed Rate Hospital
               Revenue Refunding Bonds,
               Series 1991A (Memorial
               Hospital of South Bend
               Project), 7.000%, 8/15/20
               (Pre-refunded to 8/15/01)

        2,190 Shelby County Jail             7/02 at 102       AAA    2,305,435
               Building Corporation,
               First Mortgage Bonds
               (Shelby County, Indiana),
               6.500%, 7/15/09
               (Pre-refunded to 7/15/02)

        3,690 Shelby Eastern Schools         7/09 at 102       AAA    3,889,887
               Building Corporation
               (Shelby County, Indiana),
               First Mortgage Bonds,
               Series 2000,
               6.100%, 7/15/20

        2,265 Southwest Allen Multi-         1/02 at 101       AAA    2,331,251
               School Building
               Corporation, First
               Mortgage Refunding Bonds,
               Series 1992B, Ft. Wayne,
               Indiana, 6.375%, 1/15/09

-------------------------------------------------------------------------------
              Louisiana - 2.5%

        7,000 Louisiana Public               5/02 at 102       AAA    7,378,420
               Facilities Authority,
               Hospital Revenue
               Refunding Bonds (Southern
               Baptist Hospital
               Project), Series 1992,
               6.800%, 5/15/12 (Pre-
               refunded to 5/15/02)

              State of Louisiana,
               General Obligation Bonds,
               Series 1992-A:
        5,000  6.500%, 5/01/09               5/02 at 102       AAA    5,244,850
        2,000  6.500%, 5/01/12 (Pre-         5/02 at 102       AAA    2,097,940
              refunded to 5/01/02)

        4,750 Hospital Service District      2/04 at 102       AAA    4,895,873
               No. 1 of the Parish of
               Tangipahoa, State of
               Louisiana, Hospital
               Revenue Bonds, Series
               1994, 6.250%, 2/01/24

-------------------------------------------------------------------------------
              Maine - 2.9%

        6,750 Maine Health and Higher        7/05 at 102       AAA    6,857,123
               Educational Facilities
               Authority, Revenue Bonds,
               Series 1995A, 5.875%,
               7/01/25

        3,110 Maine Health and Higher        7/04 at 102       AAA    3,421,031
               Educational Facilities
               Authority, Revenue Bonds,
               Series 1994B, 7.000%,
               7/01/24 (Pre-refunded to
               7/01/04)

       10,500 Maine State Housing            5/06 at 102       AAA   10,879,260
               Authority, Mortgage
               Purchase Bonds, 1996
               Series B-2, 6.450%,
               11/15/26 (Alternative
               Minimum Tax)

              Town of Old Orchard Beach,
               Maine, 1992 General
               Obligation Bonds:
          750  6.650%, 9/01/09 (Pre-         9/02 at 103       AAA      800,198
               refunded to 9/01/02)
          500  6.650%, 9/01/10 (Pre-         9/02 at 103       AAA      533,465
               refunded to 9/01/02)

-------------------------------------------------------------------------------
              Massachusetts - 2.0%

        1,150 City of Haverhill,             6/02 at 102       AAA    1,218,701
               Massachusetts, General
               Obligation Municipal
               Purpose Loan of 1992,
               Series A, 7.000%, 6/15/12
               (Pre-refunded to 6/15/02)

        3,400 Massachusetts Health and       7/02 at 102       AAA    3,546,574
               Educational Facilities
               Authority, Revenue Bonds,
               New England Medical
               Center Hospitals Issue,
               Series F, 6.625%, 7/01/25

              Massachusetts Health and
              Educational Facilities
              Authority, Revenue Bonds,
              South Shore Hospital
              Issue, Series D:
        1,980  6.500%, 7/01/22 (Pre-         7/02 at 102       AAA    2,083,950
               refunded to 7/01/02)
        2,020  6.500%, 7/01/22               7/02 at 102       AAA    2,103,083

              Massachusetts State
               Housing Finance Agency,
               Single Family Housing
               Revenue Bonds, Series 79:
        2,910  5.850%, 12/01/21             12/09 at 100       AAA    2,913,085
               (Alternative Minimum Tax)
        4,000  5.950%, 12/01/27             12/09 at 100       AAA    4,013,680
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Michigan - 6.5%

       12,130 City of Bay City, County      No Opt. Call       AAA    3,799,359
               of Bay, State of
               Michigan, 1991 General
               Obligation Unlimited Tax
               Street Improvement Bonds,
               0.000%, 6/01/21

        5,000 Caledonia Community            5/02 at 102       AAA    5,260,750
               Schools, Counties of
               Kent, Allegan and Barry,
               State of Michigan, 1992
               School Building, Site and
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), 6.700%, 5/01/22
               (Pre-refunded to 5/01/02)

        2,500 Chelsea School District,       5/05 at 101       AAA    2,666,950
               Counties of Washtenaw and
               Jackson, State of
               Michigan, 1995 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 6.000%,
               5/01/19

        2,000 City of Detroit, Michigan,     7/01 at 102       AAA    2,068,760
               Sewage Disposal System
               Revenue Bonds, Series
               1991, 6.625%, 7/01/21
               (Pre-refunded to 7/01/01)

              Michigan State Hospital
              Finance Authority, Revenue
              Bonds (Ascension Health
              Credit Group), Series
              1999A:
       13,500  5.750%, 11/15/17             11/09 at 101       AAA   13,596,795
       13,675  6.125%, 11/15/26             11/09 at 101       AAA   14,004,021


--------------------------------------------------------------------------------
21

                 Portfolio of Investments (Unaudited)
                 Nuveen Insured Municipal Bond Fund (continued)
                 October 31, 2000

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              Michigan (continued)

 $      7,280 Michigan State Housing         4/07 at 102       AAA $  7,341,443
               Development Authority,
               Rental Housing Revenue
               Bonds, 1997 Series A,
               6.100%, 10/01/33
               (Alternative Minimum
               Tax)

        2,000 Michigan Strategic Fund,      12/01 at 102       AAA    2,079,140
               Limited Obligation
               Refunding Revenue Bonds
               (The Detroit Edison
               Company - Pollution
               Control Bonds Project),
               Collateralized Series
               1991DD, 6.875%,
               12/01/21

-------------------------------------------------------------------------------
              Minnesota - 1.3%
        9,675 City of St. Cloud,             5/10 at 101       Aaa    9,812,288
               Minnesota, Health Care
               Revenue Bonds (The
               Saint Cloud Hospital
               Obligated Group),
               Series 2000-A,
               5.875%, 5/01/30

-------------------------------------------------------------------------------
              Mississippi - 1.9%

        6,400 Medical Center                12/04 at 102       AAA    6,826,112
               Educational Building
               Corporation
               (Mississippi), Revenue
               Bonds, Series 1993
               (University of
               Mississippi Medical
               Center Project),
               5.900%, 12/01/23 (Pre-
               refunded to 12/01/04)

        7,450 Walnut Grove                  11/09 at 102       AAA    7,763,794
               Correctional Authority,
               Certificates of
               Participation, Series
               1999, Mississippi
               Department of
               Corrections,
               6.000%, 11/01/19

-------------------------------------------------------------------------------
              Missouri - 1.1%

        7,950 St. Louis Municipal            2/06 at 102       AAA    8,291,055
               Finance Corporation,
               City Justice Center,
               Leasehold Revenue
               Improvement Bonds,
               Series 1996A (City of
               St. Louis, Missouri,
               Lessee), 5.950%,
               2/15/16

-------------------------------------------------------------------------------
              Nevada - 0.8%

        2,000 Clark County, Nevada,         10/02 at 102       AAA    2,119,340
               Industrial Development
               Refunding Revenue Bonds
               (Nevada Power Company
               Project), Series 1992C,
               7.200%, 10/01/22

        3,625 Clark County, Nevada,         12/09 at 102       AAA    3,719,033
               Industrial Development
               Revenue Bonds
               (Southwest Gas
               Corporation Project),
               Series 1999A, 6.100%,
               12/01/38 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              New Hampshire - 0.4%

        2,850 New Hampshire Higher           7/02 at 102       AAA    2,934,588
               Educational and Health
               Facilities Authority,
               Revenue Refunding
               Bonds, University
               System of New Hampshire
               Issue, Series 1992,
               6.250%, 7/01/20

-------------------------------------------------------------------------------
              New Jersey - 0.2%

        1,575 Housing Finance                4/01 at 102       AAA    1,661,310
               Corporation of the
               Township of Pennsauken
               (Pennsauken, New
               Jersey), Section 8
               Assisted Housing
               Revenue Bonds
               (Pennsauken Housing
               Associates - 1979
               Elderly Project),
               8.000%, 4/01/11

-------------------------------------------------------------------------------
              New Mexico - 0.9%

        2,335 City of Albuquerque, New      No Opt. Call       AAA    2,346,465
               Mexico, Hospital System
               Revenue Bonds, 1992
               Series B (Presbyterian
               Healthcare Services),
               6.600%, 8/01/07

        4,445 City of Farmington, New       12/02 at 102       AAA    4,607,909
               Mexico, Pollution
               Control Revenue
               Refunding Bonds, 1992
               Series A (Public
               Service Company of New
               Mexico - San Juan and
               Four Corners Projects),
               6.375%, 12/15/22

-------------------------------------------------------------------------------
              New York - 6.9%

              Metropolitan
              Transportation Authority
              (New York), Commuter
              Facilities Revenue
              Bonds, Series 1992B:
        4,955  6.250%, 7/01/17 (Pre-         7/02 at 102       AAA    5,204,435
              refunded to 7/01/02)
        6,925  6.250%, 7/01/22 (Pre-         7/02 at 102       AAA    7,273,605
              refunded to 7/01/02)

        5,000 Metropolitan               7/04 at 101 1/2       AAA    5,397,250
               Transportation
               Authority (New York),
               Commuter Facilities
               Revenue Bonds, Series
               1994A, 6.375%, 7/01/18
               (Pre-refunded to
               7/01/04)

        5,925 The City of New York,      8/02 at 101 1/2       AAA    6,240,447
               General Obligation
               Bonds, Fiscal 1992
               Series C, 6.625%,
               8/01/12 (Pre-refunded
               to 8/01/02)

          575 The City of New York,      5/03 at 101 1/2       AAA      593,435
               General Obligation
               Bonds, Fiscal 1993
               Series E, 6.000%,
               5/15/16

              The City of New York,
              General Obligation
              Bonds, Fiscal 1992
              Series B:
          715  7.000%, 2/01/18 (Pre-     2/02 at 101 1/2       AAA      748,576
              refunded to 2/01/02)
        3,035  7.000%, 2/01/18           2/02 at 101 1/2       AAA    3,163,138

              New York City Municipal
              Water Finance Authority,
              Water and Sewer System
              Revenue Bonds, Fiscal
              1992 Series A:
        3,010  6.750%, 6/15/16 (Pre-         6/01 at 101       AAA    3,085,972
              refunded to 6/15/01)
        3,320  6.750%, 6/15/16               6/01 at 101       AAA    3,395,663


--------------------------------------------------------------------------------
22

    Principal                              Optional Call                 Market
 Amount (000) Description                    Provisions* Ratings**        Value
-------------------------------------------------------------------------------
              New York (continued)

              New York City Industrial
              Development Agency,
              Civic Facility Revenue
              Bonds (USTA National
              Tennis Center
              Incorporated Project):
 $      3,500  6.500%, 11/15/10             11/04 at 102       AAA $  3,763,760
        3,000  6.600%, 11/15/11             11/04 at 102       AAA    3,244,440

        6,060 New York State Urban           1/09 at 101       AAA    6,276,524
               Development
               Corporation,
               Correctional Facilities
               Service Contract
               Revenue Bonds,
               Series C, 5.875%,
               1/01/19

        5,240 Triborough Bridge and          1/01 at 102       AAA    5,363,140
               Tunnel Authority,
               Special Obligation
               Refunding Bonds, Series
               1991B, 6.875%, 1/01/15

-------------------------------------------------------------------------------
              Ohio - 0.3%

        2,500 Dublin City School            12/02 at 102       AAA    2,633,950
               District, Franklin,
               Delaware and Union
               Counties, Ohio, Various
               Purpose School Building
               Construction and
               Improvement Bonds
               (General Obligation -
                Unlimited Tax),
               6.200%, 12/01/19 (Pre-
               refunded to 12/01/02)

-------------------------------------------------------------------------------
              Oklahoma - 2.4%

       31,005 The McAlester Public       2/09 at 31 1/32       Aaa    5,356,424
               Works Authority
               (Oklahoma), Utility
               System Refunding and
               Improvement Revenue
               Bonds, Series 1999A,
               0.000%, 2/01/30

        5,000 Oklahoma Industries            8/05 at 102       AAA    5,334,000
               Authority, Health
               System Revenue Bonds
               (Obligated Group
               consisting of Baptist
               Medical Center of
               Oklahoma, Inc., South
               Oklahoma City Hospital
               Corporation and Baptist
               Rural Health System,
               Inc.), 6.250%, 8/15/12

        5,000 Oklahoma Industries            8/09 at 101       AAA    4,982,050
               Authority, Health
               System Revenue and
               Refunding Bonds
               (Obligated Group
               consisting of Integris
               Baptist Medical Center,
               Inc., Integris South
               Oklahoma City Hospital
               Corporation and
               Integris Rural Health,
               Inc.), Revenue
               Refunding Bonds, Series
               1999A, 5.750%, 8/15/29

              Trustees of the Tulsa
              Airport's Improvement
              Trust, Oklahoma, Tulsa
              International Airport,
              General Revenue Bonds,
              Series 1999B:
        2,000  6.000%, 6/01/21               6/10 at 100       AAA    2,050,400
        1,000  6.125%, 6/01/26               6/10 at 100       AAA    1,030,620
              (Alternative Minimum
              Tax)

-------------------------------------------------------------------------------
              Pennsylvania - 2.9%

        3,000 North Penn Water              11/04 at 101       AAA    3,295,140
               Authority (Montgomery
               County, Pennsylvania),
               Water Revenue Bonds,
               Series of 1994,
               7.000%, 11/01/24 (Pre-
               refunded to 11/01/04)

        3,900 The Philadelphia              11/01 at 102       AAA    4,084,899
               Municipal Authority
               (Philadelphia,
               Pennsylvania), Justice
               Lease Revenue Bonds,
               1991 Series B, 7.125%,
               11/15/18 (Pre-refunded
               to 11/15/01)

       13,000 Washington County             No Opt. Call       AAA   14,108,770
               Authority (Washington
               County, Pennsylvania),
               Capital Funding Revenue
               Bonds (Capital Projects
               and Equipment
               Acquisition Program),
               Series of 1999, 6.150%,
               12/01/29

        1,000 Washington County              1/01 at 102       AAA    1,021,840
               Hospital Authority
               (Pennsylvania),
               Hospital Revenue
               Refunding Bonds, Series
               A of 1990 (The
               Washington Hospital
               Project), 7.150%,
               7/01/17

-------------------------------------------------------------------------------
              Puerto Rico - 0.5%

        3,750 Commonwealth of Puerto     7/02 at 101 1/2       AAA    3,952,800
               Rico, Public
               Improvement Bonds of
               1992 (General
               Obligation Bonds),
               6.600%, 7/01/13
               (Pre-refunded to
               7/01/02)

-------------------------------------------------------------------------------
              Rhode Island - 1.4%

        4,000 City of Cranston, Rhode    7/01 at 101 1/2       AAA    4,137,440
               Island, General
               Obligation Bonds,
               7.200%, 7/15/11 (Pre-
               refunded to 7/15/01)

        3,130 Kent County Water              7/04 at 102       AAA    3,340,180
               Authority (Rhode
               Island), General
               Revenue Bonds, 1994
               Series A, 6.350%,
               7/15/14

        1,000 Providence Housing             7/04 at 102       AAA    1,040,450
               Development
               Corporation, Mortgage
               Revenue Refunding
               Bonds, Series 1994A
               (FHA-Insured Mortgage
               Loan - Barbara Jordan
               Apartments Project -
                Providence, Rhode
               Island), 6.650%,
               7/01/15

        2,250 Rhode Island Depositors        8/02 at 102       AAA    2,375,145
               Economic Corporation,
               Special Obligation
               Bonds, 1992 Series A,
               6.625%, 8/01/19
               (Pre-refunded to
               8/01/02)




--------------------------------------------------------------------------------
23

                 Portfolio of Investments (Unaudited)
                 Nuveen Insured Municipal Bond Fund (continued)
                 October 31, 2000

    Principal                               Optional Call                 Market
 Amount (000) Description                     Provisions* Ratings**        Value
--------------------------------------------------------------------------------
              South Carolina - 1.5%

              Charleston County, South
              Carolina, Charleston
              Public Facilities
              Corporation,
              Certificates of
              Participation, Series
              1994B:
 $      1,430  6.875%, 6/01/14 (Pre-          6/04 at 102       AAA $  1,565,049
               refunded to 6/01/04)
        2,385  7.000%, 6/01/19 (Pre-          6/04 at 102       AAA    2,619,589
               refunded to 6/01/04)

        5,435 Greenville Memorial             3/06 at 102       AAA    5,808,548
               Auditorium District
               Public Facilities
               Corporation, Greenville
               Memorial Auditorium
               District, South
               Carolina, Certificates
               of Participation (Bi-Lo
               Center Project), Series
               1996B, 5.750%, 3/01/22
               (Pre-refunded to
               3/01/06)

        2,000 City of Rock Hill, South        1/01 at 102       AAA    2,046,340
               Carolina, Combined
               Utility System Revenue
               Bonds, Series 1991,
               6.375%, 1/01/15

--------------------------------------------------------------------------------
              Tennessee - 3.2%

        2,000 Memphis-Shelby County           3/10 at 101       AAA    2,048,540
               Airport Authority
               (Tennessee), Airport
               Revenue Bonds, Series
               1999D, 6.000%, 3/01/24
               (Alternative Minimum
               Tax)

              The Health, Educational
               and Housing Facilities
               Board of the City of
               Memphis, Tennessee,
               Multifamily Housing
               Revenue Bonds, Series
               2000A (Hickory Pointe
               Apartments Project):
        1,190  5.850%, 7/01/20                7/10 at 102       Aaa    1,200,912
        5,155  5.950%, 7/01/31                7/10 at 102       Aaa    5,202,014

       16,000 The Health and                 11/09 at 101       AAA   16,319,680
               Educational Facilities
               Board of the
               Metropolitan Government
               of Nashville and
               Davidson County,
               Tennessee, Revenue
               Bonds (Ascension Health
               Credit Group), Series
               1999A, 6.000%, 11/15/30

--------------------------------------------------------------------------------
              Texas - 6.1%

        3,000 Bexar County Health             8/04 at 102       AAA    3,274,920
               Facilities Development
               Corporation (Texas),
               Hospital Revenue Bonds
               (Baptist Memorial
               Hospital System
               Project), Series 1994,
               6.750%, 8/15/19 (Pre-
               refunded to 8/15/04)

              City of DeSoto, Texas,
               Dallas County, General
               Obligation Bonds,
               Series 2000:
        2,335  0.000%, 2/15/17            2/11 at 70 5/16       AAA      906,984
        2,335  0.000%, 2/15/18             2/11 at 66 1/8       AAA      848,679
        2,330  0.000%, 2/15/19             2/11 at 62 1/8       AAA      792,596
        3,090  0.000%, 2/15/20           2/11 at 58 13/32       AAA      983,856

        4,575 Harris County, Texas,           8/02 at 102       AAA    4,824,017
               Toll Road Senior Lien
               Revenue Refunding
               Bonds, Series 1992A,
               6.500%, 8/15/17
               (Pre-refunded to
               8/15/02)

        1,000 Harris County Hospital         No Opt. Call       AAA    1,136,390
               District, Refunding
               Revenue Bonds, Texas,
               Series 1990, 7.400%,
               2/15/10

          500 City of Houston, Texas,         7/01 at 100       AAA      508,655
               Senior Lien Hotel
               Occupancy Tax and
               Parking Facilities,
               Fixed Rate Revenue
               Bonds, Series 1985,
               Custodial Receipts,
               Series A, 7.000%,
               7/01/15 (Pre-refunded
               to 7/01/01)

              Lower Colorado River
               Authority, Texas,
               Priority Refunding
               Revenue Bonds, Series
               1991B:
          600  7.000%, 1/01/11 (Pre-          1/01 at 102       AAA      614,514
               refunded to 1/01/01)
          225  7.000%, 1/01/11                1/01 at 102       AAA      230,443

              Retama Development
              Corporation, Special
              Facilities Revenue Bonds
              (Retama Park Racetrack
              Project),
              Series 1993:
        9,715  8.750%, 12/15/18              No Opt. Call       AAA   13,526,292
        5,405  10.000%, 12/15/20             No Opt. Call       AAA    8,382,885

        5,000 Tarrant County Health          No Opt. Call       AAA    5,270,400
               Facilities Development
               Corporation, Hospital
               Revenue Refunding and
               Improvement Bonds (Fort
               Worth Osteopathic
               Hospital, Inc.
               Project), Series 1993,
               6.000%, 5/15/21

        6,080 Texas Health Facilities         8/03 at 102       AAA    6,236,986
               Development
               Corporation, Hospital
               Revenue Bonds (All
               Saints Episcopal
               Hospitals of Fort Worth
               Project), Series 1993B,
               6.250%, 8/15/22
--------------------------------------------------------------------------------
              Utah - 0.9%

        3,055 State Building Ownership       11/05 at 100       AAA    3,217,648
              Authority of Utah, Lease
              Revenue Bonds (State
              Facilities Master Lease
              Program), Series 1995A,
              5.750%, 5/15/18 (Pre-
              refunded to 11/15/05)

        3,500 White City Water                2/05 at 100       AAA    3,773,420
              Improvement District,
              Salt Lake County, Utah,
              General Obligation Water
              Bonds,
              Series 1995, 6.600%,
              2/01/25 (Pre-refunded to
              2/01/05)

--------------------------------------------------------------------------------
              Vermont - 0.3%

        2,615 Vermont Housing Finance        11/09 at 100       AAA    2,699,203
              Agency, Single Family
              Housing Bonds, Series
              12A, 6.300%, 11/01/31
              (Alternative Minimum
              Tax)


--------------------------------------------------------------------------------
24

   Principal
      Amount                              Optional Call                  Market
       (000) Description                    Provisions* Ratings**         Value
-------------------------------------------------------------------------------
             Virginia - 0.8%

 $     5,755 Industrial Development        10/10 at 101       AAA $   5,918,960
              Authority of the City of
              Alexandria, Virginia,
              Fixed Rate Revenue Bonds
              (Institute for Defense
              Analyses) Series 2000A,
              5.900%, 10/01/20

-------------------------------------------------------------------------------
             Washington - 7.0%

             Public Utility District
             No. 1 of Douglas County,
             Washington, Wells Hydro-
             Electric Revenue Bonds,
             Refunding Series 2000A:
       2,975  6.300%, 9/01/15               9/10 at 100       AAA     3,166,412
              (Alternative Minimum Tax)
       1,135  6.350%, 9/01/18               9/10 at 100       AAA     1,199,559
              (Alternative Minimum Tax)

       1,000 City of Marysville,           12/03 at 100       AAA     1,071,920
              Washington, Water and
              Sewer Revenue Bonds,
              Series 1991, 7.000%,
              12/01/11 (Pre-refunded to
              12/01/03)

             Port of Seattle
             (Washington), Special
             Facility Revenue Bonds
             (Terminal 18 Project),
             Series 1999C:
       8,775  6.000%, 9/01/20               3/10 at 101       AAA     8,987,967
              (Alternative Minimum Tax)
       7,935  6.250%, 9/01/26               3/10 at 101       AAA     8,268,344
              (Alternative Minimum Tax)

       5,000 Public Utility District        1/04 at 102       AAA     5,002,850
              No. 1 of Snohomish
              County, Washington,
              Generation System Revenue
              Bonds, Series 1993B,
              5.800%, 1/01/24
              (Alternative Minimum Tax)

             Arlington School District
             No. 16 of Snohomish
             County, Washington,
             Unlimited Tax General
             Obligation Bonds, Series
             2000:
      10,000  6.500%, 12/01/15             10/10 at 100       Aaa    11,063,400
       7,825  5.750%, 12/01/19             10/10 at 100       Aaa     8,013,970

       5,000 Washington Public Power       No Opt. Call       AAA     5,160,650
              Supply System, Nuclear
              Project No. 2 Refunding
              Revenue Bonds, Series
              1993B, 5.400%, 7/01/05

       2,000 Bellingham School District    12/04 at 100       AAA     2,118,760
              No. 501 of Whatcom
              County, Washington,
              Unlimited Tax General
              Obligation Bonds,
              Series 1994, 6.125%,
              12/01/13 (Pre-refunded to
              12/01/04)

-------------------------------------------------------------------------------
             Wisconsin - 0.4%

       2,000 City of Superior,             No Opt. Call       AAA     2,342,900
              Wisconsin, Limited
              Obligation Refunding
              Revenue Bonds (Midwest
              Energy Resources Company
              Project), Series E-1991
              (Collateralized), 6.900%,
              8/01/21

       1,000 Three Lakes School             4/03 at 100       AAA     1,052,690
              District, General
              Obligation Bonds, 6.750%,
              4/01/12 (Pre-refunded to
              4/01/03)

-------------------------------------------------------------------------------
 $   849,100 Total Investments (cost                                772,024,658
              $731,495,871) - 99.3%
-------------------------------------------------------------------------------
------------
             Other Assets Less                                        5,725,779
              Liabilities - 0.7%
         ----------------------------------------------------------------------
             Net Assets - 100%                                    $ 777,750,437
         ----------------------------------------------------------------------


           All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Gov-ernment or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating.
         (WI) Security purchased on a when-issued basis.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund
                 October 31, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings**  Market Value
--------------------------------------------------------------------------------
              Alabama - 0.8%

 $      2,255 The Board of Trustees of       5/08 at 102       AAA $   2,064,227
               Alabama, Agricultural
               and Mechanical
               University Revenue
               Bonds, Series 1998,
               5.000%, 11/01/25

        6,000 Birmingham-North Medical       1/01 at 102    N/R***     6,152,520
               Clinic Board, Alabama,
               Carraway Methodist
               Medical Center,
               Refunding Revenue
               Bonds, Series 1991B,
               8.000%, 7/01/15 (Pre-
               refunded to 1/01/01)

        7,000 City of Birmingham,            1/08 at 102       AA-     6,026,090
               Alabama, Water and
               Sewer Revenue Warrants,
               Series 1998-A,
               4.750%, 1/01/29

        7,000 BMC Special Care              11/08 at 101       AAA     6,166,300
               Facilities Financing
               Authority of the City
               of Montgomery
               (Alabama), Revenue
               Bonds, Series 1998-B
               (Baptist Health),
               5.000%, 11/15/29

--------------------------------------------------------------------------------
              Alaska - 0.4%

       10,220 Alaska Housing Finance        12/03 at 102       AAA    10,223,884
               Corporation,
               Collateralized Home
               Mortgage Bonds, 1990
               Series A,
               5.850%, 6/01/25

--------------------------------------------------------------------------------
              Arizona - 2.5%

       14,000 Arizona Health                No Opt. Call      BBB+    14,184,380
               Facilities Authority,
               Revenue Bonds (Catholic
               Healthcare West), 1999
               Series A,
               6.125%, 7/01/09

        7,750 Arizona Board of               7/02 at 101        AA     7,907,325
               Regents, Arizona State
               University, System
               Revenue Refunding
               Bonds, Series 1992-A,
               5.750%, 7/01/12

       12,100 Salt River Project             1/02 at 100        AA    11,989,527
               Agricultural
               Improvement and Power
               District, Arizona, Salt
               River Project Electric
               System Revenue Bonds,
               1992 Series C, 5.500%,
               1/01/28

       10,520 Salt River Project             1/01 at 100        AA    10,521,052
               Agricultural
               Improvement and Power
               District, Arizona, Salt
               River Project Electric
               System Revenue Bonds,
               1973 Series A, 5.000%,
               1/01/10

       17,820 Salt River Project             1/04 at 100        AA    16,592,915
               Agricultural
               Improvement and Power
               District, Arizona,
               Electric System Revenue
               Refunding Bonds, 1993
               Series C, 4.750%,
               1/01/17

        6,000 The Industrial                 9/01 at 102       AAA     6,096,660
               Development Authority
               of the City of
               Scottsdale, Arizona,
               Hospital Revenue
               Refunding Bonds
               (Scottsdale Memorial
               Hospitals), Series
               1996A, 5.625%, 9/01/12

--------------------------------------------------------------------------------
              Arkansas - 0.6%

              Baxter County, Arkansas,
              Hospital Revenue
              Improvement Bonds,
              Series 1999B
              (Baxter County Regional
              Hospital):
          500  5.000%, 9/01/09              No Opt. Call       BBB       451,210
        2,500  5.625%, 9/01/28               9/09 at 100       BBB     2,039,400

        8,885 Jefferson County,              7/03 at 102         A     9,125,517
               Arkansas, Hospital
               Refunding Revenue
               Bonds, Series 1993,
               6.000%, 7/01/06

        4,000 Jefferson County,             12/02 at 102      BBB-     3,726,680
               Arkansas, Pollution
               Control Revenue
               Refunding Bonds
               (Entergy Arkansas, Inc.
               Project), Series 1997,
               5.600%, 10/01/17

--------------------------------------------------------------------------------
              California - 13.0%

       21,220 California Health              7/04 at 102       AAA    21,244,403
               Facilities Financing
               Authority, Insured
               Health Facility
               Refunding Revenue Bonds
               (Catholic Healthcare
               West), 1994 Series A,
               5.000%, 7/01/14

              State of California,
              Department of Water
              Resources, Central
              Valley Project Water
              System Revenue Bonds,
              Series L:
       15,515  5.700%, 12/01/16          6/03 at 101 1/2        AA    15,896,514
        8,000  5.750%, 12/01/19          6/03 at 101 1/2        AA     8,155,200
       12,250  5.500%, 12/01/23          6/03 at 101 1/2        AA    12,291,528

       21,000 State of California,          12/03 at 101        AA    18,986,730
               Department of Water
               Resources, Central
               Valley Project Water
               System Revenue Bonds,
               Series M, 4.875%,
               12/01/27

       12,000 State Public Works Board      11/04 at 102       Aaa    13,483,080
               of the State of
               California, Lease
               Revenue Bonds
               (Department of
               Corrections), 1994
               Series A (California
               State Prison, Monterey
               County (Soledad II),
               7.000%, 11/01/19
               (Pre-refunded to
               11/01/04)



--------------------------------------------------------------------------------
26

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings**  Market Value
---------------------------------------------------------------------------------
              California (continued)

 $     38,795 California Statewide            7/03 at 102       AA- $  37,643,176
               Communities Development
               Authority, Certificates
               of Participation, St.
               Joseph Health System
               Obligated Group,
               5.500%, 7/01/23

       15,725 Central Joint Powers            2/03 at 102      Baa1    14,576,761
               Health Financing
               Authority, Certificates
               of Participation,
               Series 1993 (Community
               Hospital of Central
               California), 5.250%,
               2/01/13

        9,000 East Bay Municipal              6/03 at 102       AAA     8,582,400
               Utility District
               (Alameda and Contra
               Costa Counties,
               California), Water
               System Subordinated
               Revenue Refunding
               Bonds, Series 1993A,
               5.000%, 6/01/21

       10,000 Foothill/Eastern                1/07 at 100       AAA    10,959,800
               Transportation Corridor
               Agency (California),
               Toll Road Revenue
               Bonds, Series 1995A,
               6.000%, 1/01/34 (Pre-
               refunded to 1/01/07)

          555 La Mirada Redevelopment        No Opt. Call       N/R       550,660
               Agency (California),
               Community Facilities
               District No.89-1 (Civic
               Theatre Project), 1998
               Refunding Special Tax
               Bonds (Tax Increment
               Contribution), 5.200%,
               10/01/06

       17,040 Los Angeles Convention          8/03 at 102       AAA    17,255,045
               and Exhibition Center
               Authority, Lease
               Revenue Bonds, 1993
               Refunding Series A, The
               City of Los Angeles
               (California), 5.125%,
               8/15/13

       25,000 Department of Water and        No Opt. Call       Aa3    25,295,500
               Power of the City of
               Los Angeles
               (California), Electric
               Plant Revenue Bonds,
               Issue of 2000, 5.000%,
               2/15/02

       17,575 Department of Water and         4/02 at 102     AA***    18,453,750
               Power of the City of
               Los Angeles
               (California), Water
               Works Revenue Bonds,
               Issue of 1992, 6.500%,
               4/15/32

        3,000 The City of Los Angeles         6/03 at 102       AAA     3,039,000
               (California),
               Wastewater System
               Revenue Bonds, Series
               1993B, 5.700%, 6/01/23

       20,670 The City of Los Angeles        11/03 at 102       AAA    20,217,947
               (California),
               Wastewater System
               Revenue Bonds, Series
               1993D, 5.200%, 11/01/21

       15,750 Los Angeles County              7/03 at 102       AA-    16,194,938
               Metropolitan
               Transportation
               Authority, Proposition
               A Sales Tax Revenue
               Refunding Bonds, Series
               1993-A, 5.500%, 7/01/13

              Los Angeles County
              Metropolitan
              Transportation
              Authority, Proposition C
              Sales Tax Revenue Second
              Senior Bonds, Series
              1993-B:
       20,935  4.750%, 7/01/18                7/03 at 102       AAA    19,318,190
        8,000  5.250%, 7/01/23                7/03 at 102       AAA     7,818,000

       10,500 Los Angeles County             10/03 at 102        AA    10,749,690
               Sanitation Districts
               Financing Authority,
               Capital Projects
               Revenue Bonds, 1993
               Series A (Senior Ad
               Valorem Obligation
               Bonds), 5.375%,
               10/01/13

       31,360 Los Angeles County              7/02 at 102       Aaa    33,345,715
               Transportation
               Commission
               (California),
               Proposition C Sales Tax
               Revenue Second Senior
               Bonds, Series 1992-A,
               6.750%, 7/01/19 (Pre-
               refunded to 7/01/02)

        5,000 The Metropolitan Water          7/02 at 102        AA     5,036,650
               District of Southern
               California, Water
               Revenue Bonds, Issue of
               1992, 5.500%, 7/01/19

        4,000 County of San Diego,            9/09 at 101      Baa3     4,076,800
               California,
               Certificates of
               Participation, The
               Burnham Institute,
               6.250%, 9/01/29

        8,050 The Regents of the              9/02 at 102       AAA     8,610,280
               University of
               California, Refunding
               Revenue Bonds (Multiple
               Purpose Projects),
               Series A, 6.875%,
               9/01/16 (Pre-refunded
               to 9/01/02)

---------------------------------------------------------------------------------
              Colorado - 1.6%

        2,300 E-470 Public Highway       8/05 at 95 29/32       AAA     1,753,336
               Authority, Capital
               Improvement Trust Fund
               Highway Revenue Bonds
               (E-470 Project), Senior
               Bonds, Arapahoe County,
               Colorado, 0.000%,
               8/31/06 (Pre-refunded
               to 8/31/05)

        1,000 Aurora Centretech              12/06 at 102        A+       980,990
               Metropolitan District,
               Arapahoe County,
               Colorado, General
               Obligation Variable
               Rate Refunding Bonds,
               Series 1998C, 4.875%,
               12/01/28 (Mandatory put
               12/01/08)

          500 Colorado Health                12/05 at 102        A-       515,105
               Facilities Authority,
               Revenue Bonds, Series
               1995 (Covenant
               Retirement Communities
               Inc.), 6.200%, 12/01/07

       15,420 Colorado Housing and           11/01 at 102       AAA    15,814,752
               Finance Authority,
               Single Family Housing
               Revenue Refunding
               Bonds, 1991 Series A,
               7.250%, 11/01/31

        6,845 City and County of             11/01 at 100       AAA     6,889,219
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1996C,
               5.875%, 11/15/16

        4,500 City and County of             11/00 at 102         A     4,596,210
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1990A,
               8.250%, 11/15/12
               (Alternative Minimum
               Tax)

       10,000 City and County of             11/01 at 102         A    10,444,500
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1991D,
               7.750%, 11/15/21
               (Alternative Minimum
               Tax)

       10,000 E-470 Public Highway           No Opt. Call       AAA     3,044,900
               Authority (Colorado),
               Senior Revenue Bonds,
               Series 1997B, 0.000%,
               9/01/21

          685 Eagle County Air               No Opt. Call       N/R       687,678
               Terminal Corporation,
               Airport Terminal
               Project Revenue Bonds,
               Series 1996,
               6.750%, 5/01/06
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
27

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) October 31, 2000

    Principal                               Optional Call                  Market
 Amount (000) Description                     Provisions* Ratings**         Value
---------------------------------------------------------------------------------
              Connecticut - 0.0%

 $        335 Eastern Connecticut             1/03 at 102       BBB $     319,630
               Resource Recovery
               Authority, Solid Waste
               Revenue Bonds
               (Wheelabrator Lisbon
               Project), Series 1993A,
               5.150%, 1/01/05
               (Alternative Minimum
               Tax)

---------------------------------------------------------------------------------
              Delaware - 0.0%

          500 Delaware Economic               5/07 at 102       BBB       491,255
               Development Authority,
               First Mortgage Revenue
               Bonds (Peninsula United
               Methodist Homes, Inc.
               Issue), Series 1997A,
               6.100%, 5/01/10

---------------------------------------------------------------------------------
              District of Columbia -
               0.9%

        1,900 District of Columbia           No Opt. Call       AAA     2,052,152
               (Washington, D.C.),
               General Obligation
               Refunding Bonds, Series
               1994A-1,
               6.000%, 6/01/11

       25,050 Washington Convention          10/08 at 100       AAA    21,550,265
               Center Authority
               (Washington, D.C.),
               Senior Lien Dedicated
               Tax Revenue Bonds,
               Series 1998, 4.750%,
               10/01/28

---------------------------------------------------------------------------------
              Florida - 2.5%

          300 Brevard County Housing          2/06 at 101       AAA       324,711
               Finance Authority
               (Florida), Multifamily
               Housing Revenue
               Refunding Bonds
               (Windover Oaks and
               Windover Health Club
               Apartments Projects),
               Series 1996A, 6.900%,
               2/01/27 (Mandatory put
               2/01/07)

          500 Dade County, Florida,          No Opt. Call       AAA       557,415
               Seaport Revenue
               Refunding Bonds, Series
               1995, 6.200%, 10/01/10

          335 Dade County, Florida,      10/08 at 98 7/32       AAA       214,977
               Special Obligation and
               Refunding Bonds, Series
               1996B, 0.000%, 10/01/09

          500 Duval County School             8/02 at 102       AAA       521,130
               District, Florida,
               General Obligation
               Refunding Bonds, Series
               1992, 6.300%, 8/01/08

          140 Escambia County Housing         4/07 at 102       Aaa       144,901
               Finance Authority
               (Florida), Single
               Family Mortgage Revenue
               Bonds, Series 1997A
               (Multi County Program),
               5.500%, 4/01/08
               (Alternative Minimum
               Tax)

          200 Escambia County,               11/02 at 102      BBB+       208,856
               Florida, Pollution
               Control Refunding
               Revenue Bonds (Champion
               International Project),
               Series 1992, 6.950%,
               11/01/07

          175 Florida Housing Finance        No Opt. Call       AAA       181,452
               Agency, Single Family
               Mortgage Revenue
               Refunding Bonds, Series
               1995A, 6.000%, 1/01/04
               (Alternative Minimum
               Tax)

          500 State of Florida, Full         No Opt. Call       AA+       651,795
               Faith and Credit,
               Broward County
               Expressway Authority
               Bonds, Series of 1984
               (General Obligation
               Bonds), 9.875%, 7/01/09

          200 Halifax Hospital Medical       No Opt. Call         A       188,742
               Center (Daytona Beach,
               Florida), Health Care
               Facilities Revenue
               Bonds (Halifax
               Management System, Inc.
               Project), 1998 Series
               A, 4.600%, 4/01/08

       32,000 Hillsborough County             5/02 at 103       Aa3    34,216,320
               Industrial Development
               Authority, Pollution
               Control Revenue
               Refunding Bonds (Tampa
               Electric Company
               Project), Series 1992,
               8.000%, 5/01/22

          150 Indian Trace Community          5/05 at 102       AAA       156,680
               Development District
               (Broward County,
               Florida), Water
               Management Special
               Benefit Refunding
               Bonds, Series 1995A,
               5.500%, 5/01/06

        3,000 Jacksonville Electric          10/03 at 100        AA     2,950,290
               Authority (Florida),
               Electric System Revenue
               Bonds, Series Three
               2000C, 5.625%, 10/01/35

          165 Jacksonville Health            No Opt. Call      Baa2       163,348
               Facilities Authority
               (Florida), Tax Exempt
               Industrial Development
               Revenue Bonds (National
               Benevolent
               Association - Cypress
               Village Florida
               Project), Series 1996A,
               5.850%, 12/01/06

          400 Lee County, Florida,           No Opt. Call       AAA       431,448
               Capital Refunding
               Revenue Bonds, Series
               1997A, 5.750%, 10/01/11

          250 Hospital Board of               4/07 at 102       AAA       259,663
               Directors of Lee
               County, Florida,
               Hospital Revenue Bonds
               (Lee Memorial Health
               System), Fixed Rate
               Hospital Revenue Bonds,
               1997 Series A, 5.400%,
               4/01/09

          200 City of Leesburg                7/06 at 102         A       204,546
               (Florida), Hospital
               Revenue Refunding Bonds
               (Leesburg Regional
               Medical Center
               Project), Series 1996A,
               5.600%, 7/01/08

          285 Orange County Housing           9/07 at 102       AAA       293,408
               Finance Authority,
               Single Family Mortgage
               Revenue Bonds (GNMA and
               FNMA Mortgage-Backed
               Securities Program),
               Series 1997B, 5.400%,
               9/01/09 (Alternative
               Minimum Tax)

       25,550 Orlando Utilities               4/01 at 100       Aa2    23,754,602
               Commission (Florida),
               Water and Electric
               Subordinated Revenue
               Bonds, Series 1989D,
               5.000%, 10/01/23

           30 City of Pembroke Pines         No Opt. Call        A3        31,126
               (Florida), Special
               Assessment Bonds No.
               94-1, 5.750%, 11/01/05

        1,000 Sanford Airport                No Opt. Call       N/R     1,036,300
               Authority (Florida),
               Industrial Development
               Revenue Bonds (Central
               Florida Terminals Inc.
               Project), Series 1995A,
               7.500%, 5/01/06
               (Alternative Minimum
               Tax)


--------------------------------------------------------------------------------
28

    Principal                             Optional Call                  Market
 Amount (000) Description                   Provisions* Ratings**         Value
-------------------------------------------------------------------------------
              Florida (continued)

 $        250 Sanford Airport Authority    No Opt. Call       N/R $     250,958
               (Florida), Industrial
               Development Revenue
               Bonds (Central Florida
               Terminals Inc. Project),
               Series 1997C, 6.750%,
               5/01/05

          200 Sarasota County Health       No Opt. Call       N/R       196,702
               Facilities Authority
               (Florida), Health
               Facilities Revenue
               Refunding Bonds,
               Series 1995 (Sunnyside
               Properties Project),
               5.500%, 5/15/05

        1,145 The Elderly Housing           1/01 at 103       N/R     1,182,716
               Corporation of Sarasota,
               Inc. (Elderly Housing
               Project for the Sarasota
               Housing Authority),
               First Mortgage Revenue
               Bonds, Series 1978,
               7.500%, 7/01/09

-------------------------------------------------------------------------------
              Hawaii - 0.3%

        8,000 Department of Budget and      7/01 at 102       AAA     8,327,760
               Finance of the State of
               Hawaii, Special Purpose
               Revenue Bonds, Kapiolani
               Health Care System
               Obligated Group (Pali
               Momi Medical Center
               Project), Series 1991,
               7.650%, 7/01/19 (Pre-
               refunded to 7/01/01)

-------------------------------------------------------------------------------
              Illinois - 19.6%

        2,000 Community Unit School        No Opt. Call       Aaa     1,001,620
               District Number 100,
               Boone, McHenry and
               DeKalb Counties,
               Illinois (Belvidere),
               Capital Appreciation
               School Bonds, Series
               1997, 0.000%, 12/01/13

        7,880 City of Chicago, General      1/04 at 102       AAA     7,658,020
               Obligation Bonds, Series
               1993, 5.250%, 1/01/18

        2,000 City of Chicago, General     No Opt. Call       AAA       989,080
               Obligation Bonds (City
               Colleges of Chicago
               Capital Improvement
               Project), Series 1999,
               0.000%, 1/01/14

       14,905 Chicago Metropolitan          7/02 at 102        AA    15,481,973
               Housing Development
               Corporation, Housing
               Development Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1992B,
               6.900%, 7/01/22

        7,965 City of Chicago, Motor        1/03 at 101       AAA     7,657,312
               Fuel Tax Revenue Bonds,
               Refunding Series 1993,
               5.000%, 1/01/16

        5,000 City of Chicago, O'Hare      11/00 at 102      Baa1     5,105,700
               International Airport,
               Special Facilities
               Revenue Bonds (American
               Airlines Inc. Project),
               Series 1990A, 7.875%,
               11/01/25 (Alternative
               Minimum Tax)

          500 City of Chicago, O'Hare      No Opt. Call      Baa2       454,365
               International Airport,
               Special Facilities
               Revenue Refunding Bonds
               (United Air Lines, Inc.
               Project), Series 1999A,
               5.200%, 4/01/11
               (Alternative Minimum
               Tax)

       21,710 City of Chicago, O'Hare       1/04 at 102       AAA    20,408,920
               International Airport,
               General Airport Second
               Lien Revenue Refunding
               Bonds, 1993 Series C,
               5.000%, 1/01/18

       61,250 City of Chicago, O'Hare       1/04 at 102        A+    57,582,350
               International Airport,
               General Airport Revenue
               Refunding Bonds, 1993
               Series A, 5.000%,
               1/01/16

       22,335 City of Chicago, Water       11/06 at 102       AAA    21,636,361
               Revenue Bonds, Series
               1995, 5.000%, 11/01/15

       25,380 The County of Cook,          11/03 at 100       AAA    23,101,130
               Illinois, General
               Obligation Bonds, Series
               1993A, 5.000%, 11/15/23

       17,300 DuPage Water Commission       3/02 at 100       AAA    17,476,287
               (DuPage, Cook and Will
               Counties, Illinois),
               General Obligation Water
               Refunding Bonds, Series
               1992, 5.750%, 3/01/11

       11,350 DuPage Water Commission       5/03 at 102       Aa1    11,374,743
               (DuPage, Cook and Will
               Counties, Illinois),
               Water Refunding Revenue
               Bonds, Series 1993,
               5.250%, 5/01/14

        1,000 Illinois Development         No Opt. Call       BBB       878,860
               Finance Authority,
               Adjustable Rate Solid
               Waste Disposal Revenue
               Bonds (Waste Management,
               Inc. Project), Series
               1997, 5.050%, 1/01/10
               (Alternative Minimum
               Tax)

          225 Illinois Development          8/08 at 100      Baa2       220,808
               Finance Authority,
               Economic Development
               Revenue Bonds, Series
               1998 (The Latin School
               of Chicago Project),
               5.250%, 8/01/09

       17,075 Illinois Educational          7/03 at 102       Aa1    17,017,970
               Facilities Authority,
               Revenue Refunding Bonds,
               The University of
               Chicago, Series 1993B,
               5.600%, 7/01/24

       57,600 Illinois Health               8/04 at 102       AA+    57,915,072
               Facilities Authority,
               Revenue Bonds, Series
               1994A (Northwestern
               Memorial Hospital),
               6.000%, 8/15/24

        6,115 Illinois Health              10/03 at 102        A-     5,372,884
               Facilities Authority,
               Revenue Refunding Bonds,
               Series 1993 (Illinois
               Masonic Medical Center),
               5.500%, 10/01/19

       10,000 Illinois Health              10/02 at 102       AAA    10,192,700
               Facilities Authority,
               Revenue Bonds, Series
               1992 (Highland Park
               Hospital),
               6.200%, 10/01/22

       34,120 Illinois Health              11/03 at 102       AAA    32,797,509
               Facilities Authority,
               Revenue Bonds, Series
               1993 (Rush-Presbyterian-
               St. Luke's Medical
               Center Obligated Group),
               5.500%, 11/15/25

        7,275 Illinois Health               3/04 at 102       AAA     7,681,091
               Facilities Authority,
               Revenue Bonds, Series
               1994 (Southern Illinois
               Hospital Services),
               5.850%, 3/01/14 (Pre-
               refunded to 3/01/04)

        3,000 Illinois Health              11/08 at 101       AAA     2,681,910
               Facilities Authority,
               Revenue Bonds, Series
               1998A (Rush-
               Presbyterian-St. Luke's
               Medical Center Obligated
               Group), 5.000%, 11/15/24


--------------------------------------------------------------------------------
29

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) October 31, 2000

    Principal                             Optional Call                  Market
 Amount (000) Description                   Provisions* Ratings**         Value
-------------------------------------------------------------------------------
              Illinois (continued)

 $      1,000 Illinois Health              No Opt. Call        B+ $     869,080
               Facilities Authority,
               Revenue Bonds, Series
               1996 (Mercy Hospital and
               Medical Center Project),
               6.000%, 1/01/06

        8,000 Illinois Health               2/06 at 102       AAA     8,124,000
               Facilities Authority,
               FHA-Insured Mortgage
               Revenue Bonds, Series
               1996 (Sinai Health
               System), 6.000%, 2/15/24

              Illinois Health
               Facilities Authority,
               Revenue Bonds, Series
               1998 (Centegra Health
               System):
          500  5.500%, 9/01/09              9/08 at 101        A-       486,840
          500  5.500%, 9/01/10              9/08 at 101        A-       483,565

        1,000 Illinois Health              11/08 at 101       AAA     1,026,110
               Facilities Authority,
               Revenue Refunding Bonds,
               Series 1998 (The
               Methodist Medical Center
               of Illinois), 5.500%,
               11/15/12

          500 Illinois Health               8/07 at 101        A-       498,245
               Facilities Authority,
               Revenue Bonds (Victory
               Health Service), Series
               1997A, 5.750%, 8/15/08

        9,000 Illinois Health              11/09 at 101         A     8,759,070
               Facilities Authority,
               Revenue Bonds, Series
               1999 (OSF Healthcare
               System),
               6.250%, 11/15/29

        9,025 Illinois Health               5/10 at 101        A3     9,481,033
               Facilities Authority,
               Revenue Bonds, Series
               2000 (Condell Medical
               Center), 7.000%, 5/15/22

       15,100 State of Illinois,           10/02 at 102        AA    15,824,498
               General Obligation
               Bonds, Series of March
               1992 (Full Faith and
               Credit),
               6.200%, 10/01/04

       10,000 State of Illinois,            4/03 at 102        AA    10,100,700
               General Obligation
               Bonds, Series of April
               1993 (Full Faith and
               Credit), 5.700%, 4/01/18

              State of Illinois,
               General Obligation
               Bonds, Series of August
               1992 (Full Faith and
               Credit):
        7,695  5.875%, 6/01/10 (Pre-        6/02 at 102     AA***     8,010,649
               refunded to 6/01/02)
        7,055  5.875%, 6/01/10              6/02 at 102        AA     7,293,388
        2,610  5.875%, 6/01/11 (Pre-        6/02 at 102     AA***     2,717,062
               refunded to 6/01/02)
        2,390  5.875%, 6/01/11              6/02 at 102        AA     2,466,002

              State of Illinois,
               General Obligation
               Bonds, Series of June
               2000:
        5,500  5.500%, 6/01/02             No Opt. Call        AA     5,587,560
        4,500  5.500%, 6/01/03             No Opt. Call        AA     4,608,945

       14,200 State of Illinois, Build      6/03 at 102       AAA    13,812,624
               Illinois Bonds (Sales
               Tax Revenue Bonds),
               Series S, 5.250%,
               6/15/18

       15,315 State of Illinois, Build      6/01 at 100       AAA    15,376,413
               Illinois Bonds (Sales
               Tax Revenue Bonds),
               Series O, 6.000%,
               6/15/18

              The Illinois State Toll
               Highway Authority, Toll
               Highway Priority Revenue
               Bonds, 1992 Series A:
       20,000  6.450%, 1/01/13 (Pre-        1/03 at 102    AA-***    21,143,400
               refunded to 1/01/03)
        8,805  6.200%, 1/01/16 (Pre-        1/03 at 102       AAA     9,274,659
               refunded to 1/01/03)

       43,180 Metropolitan Pier and         6/03 at 102       Aaa    46,086,878
               Exposition Authority
               (Illinois), McCormick
               Place Expansion Project
               Bonds,
               Series 1992A, 6.500%,
               6/15/27 (Pre-refunded to
               6/15/03)

        7,500 Regional Transportation       6/03 at 102       AAA     7,873,350
               Authority, Cook, DuPage,
               Kane, Lake, McHenry and
               Will Counties, Illinois,
               General Obligation
               Refunding Bonds, Series
               1993C, 5.800%, 6/01/13
               (Pre-refunded to
               6/01/03)

       11,215 Forest Preserve District     No Opt. Call       AAA     4,077,550
               of Will County,
               Illinois, General
               Obligation Bonds, Series
               1999B, 0.000%, 12/01/18

        1,515 The Elderly Housing           3/01 at 101         A     1,538,695
               Corporation of Zion,
               Illinois, Housing
               Development Revenue
               Bonds
               (Dell-Zion Associates -
                Section 8 Assisted
               Project), Series 1978,
               7.750%, 3/01/10

-------------------------------------------------------------------------------
              Indiana - 3.7%

        6,835 Duneland School Building      8/07 at 101       AAA     7,204,363
               Corporation, First
               Mortgage Bonds, Series
               1997, 5.450%, 8/01/15
               (Pre-refunded to
               8/01/07)

          500 Indiana Bond Bank,            2/07 at 102       AA-       521,140
               Special Program Bonds,
               Series 1997 B (Hendricks
               County Redevelopment
               Authority - Pittboro
               Project), 5.750%,
               2/01/08

       11,590 Indiana Health Facility       9/02 at 102       AAA    12,404,545
               Financing Authority,
               Hospital Revenue
               Refunding Bonds, Series
               1992A (Methodist
               Hospital of Indiana,
               Inc.), 5.750%, 9/01/11

       49,600 Indiana Health Facilities    11/05 at 100       Aaa    52,084,960
               Financing Authority,
               Hospital Revenue Bonds
               (Daughters of Charity),
               Series 1993, 5.750%,
               11/15/22 (Pre-refunded
               to 11/15/05)

       10,100 Indiana State Office         12/01 at 102    Aa2***    10,507,333
               Building Commission,
               Correctional Facilities
               Program, Revenue Bonds,
               Series 1991, 6.375%,
               7/01/16 (Pre-refunded to
               12/01/01)

        2,750 The Indianapolis Local        2/03 at 102        AA     2,902,268
               Public Improvement Bond
               Bank, Series 1992 D
               Bonds, 6.750%, 2/01/20


--------------------------------------------------------------------------------
30

    Principal                             Optional Call                  Market
 Amount (000) Description                   Provisions* Ratings**         Value
-------------------------------------------------------------------------------
              Indiana (continued)

 $     12,500 The Indianapolis Local        1/03 at 102       AAA $  12,821,500
               Public Improvement Bond
               Bank, Series 1993 A
               Bonds, 6.000%, 1/10/18

        2,260 Southwind Housing, Inc.,     11/00 at 100    N/R***     2,533,257
               Evansville, Indiana,
               First Mortgage Revenue
               Bonds, Series 1978A,
               7.125%, 11/15/21

-------------------------------------------------------------------------------
              Iowa - 0.2%

        3,815 City of Davenport, Iowa,      7/02 at 100       AAA     4,019,064
               Hospital Facility
               Revenue Bonds (Mercy
               Hospital Project),
               Series 1992, 6.625%,
               7/01/14 (Pre-refunded to
               7/01/02)

        2,235 Iowa Housing Finance          2/01 at 100       Aaa     2,239,269
               Authority, Single Family
               Mortgage Bonds, 1977
               Series A, 5.875%,
               8/01/08

-------------------------------------------------------------------------------
              Kansas - 0.0%

          420 Lenexa, Kansas,               2/03 at 102        AA       431,285
               Multifamily Housing
               Revenue Refunding Bonds
               (Barrington Park
               Apartments Project),
               Series 1993A, 6.200%,
               2/01/08

-------------------------------------------------------------------------------
              Kentucky - 4.2%

        1,000 City of Ashland,             No Opt. Call      Baa2     1,004,190
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Inc. Project), Series
               1999, 5.700%, 11/01/09

       34,500 County of Carroll,            9/02 at 102        A1    36,558,270
               Kentucky, Collateralized
               Pollution Control
               Revenue Bonds (Kentucky
               Utilities Company
               Project), 1992 Series A,
               7.450%, 9/15/16

       27,420 Kenton County Airport         2/02 at 102      BBB-    28,201,196
               Board (Commonwealth of
               Kentucky), Special
               Facilities Revenue
               Bonds, 1992 Series A
               (Delta Air Lines, Inc.
               Project), 7.125%,
               2/01/21 (Alternative
               Minimum Tax)

          530 Kentucky Housing              7/01 at 102       AAA       532,104
               Corporation, Housing
               Revenue Bonds (FHA-
               Insured/VA Guaranteed),
               1991 Series A, 7.250%,
               1/01/17

              Kentucky Housing
              Corporation, Housing
              Revenue Bonds, 1993
              Series B (Federally
              Insured or Guaranteed
              Mortgage Loans):
       17,100  5.300%, 7/01/10              1/04 at 102       AAA    17,144,631
       13,400  5.400%, 7/01/14              1/04 at 102       AAA    13,434,840

       16,980 The Turnpike Authority of     1/01 at 100        A+    16,981,019
               Kentucky, Resource
               Recovery Road Revenue
               Refunding Bonds, 1987
               Series A, 5.000%,
               7/01/08

-------------------------------------------------------------------------------
              Louisiana - 0.0%

          265 Louisiana Public              9/02 at 102       Aaa       275,181
               Facilities Authority,
               Student Loan Revenue
               Bonds, Series 1992A-2,
               6.600%, 3/01/03
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Maine - 0.9%

              Maine State Housing
               Authority, Mortgage
               Purchase Bonds, 1994
               Series A:
       13,650  5.650%, 11/15/20             2/04 at 102        AA    13,584,890
       10,000  5.700%, 11/15/26             2/04 at 102        AA     9,906,000

-------------------------------------------------------------------------------
              Maryland - 0.1%

        2,310 Community Development         1/07 at 102       Aa2     2,364,655
               Administration, Maryland
               Department of Housing
               and Community
               Development, Housing
               Revenue Bonds, Series
               1996A, 5.875%, 7/01/16

          500 Maryland Health and           1/07 at 102        A-       509,205
               Higher Educational
               Facilities Authority,
               Refunding Revenue Bonds,
               Pickersgill Issue,
               Series 1997A, 5.750%,
               1/01/08

-------------------------------------------------------------------------------
              Massachusetts - 1.9%

          800 Massachusetts Health and      7/08 at 101         A       780,704
               Educational Facilities
               Authority, Revenue
               Bonds, Massachusetts Eye
               and Ear Infirmary Issue,
               Series B, 5.250%,
               7/01/10

          265 Massachusetts Health and      7/09 at 101      Baa3       248,512
               Educational Facilities
               Authority, Revenue
               Bonds, Lasell College
               Issue, Series A, 5.100%,
               7/01/11

              Massachusetts Water
               Resources Authority,
               General Revenue
               Refunding Bonds, 1993
               Series B:
       14,890  5.250%, 3/01/13              3/03 at 102        AA    14,983,360
       10,795  5.000%, 3/01/22              3/03 at 100        AA    10,050,793

              Massachusetts Water
               Resources Authority,
               General Revenue Bonds,
               1993 Series C:
       12,705  5.250%, 12/01/20 (Pre-      12/04 at 102       Aaa    13,304,676
               refunded to 12/01/04)
       13,345  5.250%, 12/01/20            12/04 at 102        AA    12,902,480

-------------------------------------------------------------------------------
              Michigan - 7.4%

       15,000 School District of the        5/06 at 102       AAA    16,016,100
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (Unlimited Tax - General
               Obligation), Series
               1996A, 5.700%, 5/01/25
               (Pre-refunded to
               5/01/06)

--------------------------------------------------------------------------------
31

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) October 31, 2000

    Principal                             Optional Call                  Market
 Amount (000)  Description                  Provisions* Ratings**         Value
-------------------------------------------------------------------------------
               Michigan (continued)

  $     10,000 School District of the       5/09 at 101       AAA $   8,666,300
                City of Detroit, Wayne
                County, Michigan,
                School Building and
                Site Improvement Bonds
                (Unlimited Tax -
                 General Obligation),
                Series 1998A, 4.750%,
                5/01/28

        11,335 City of Grand Rapids,        1/01 at 102       AAA    11,593,891
                Michigan, Water Supply
                System Refunding
                Revenue Bonds, Series
                1991, 6.500%, 1/01/15

         3,370 Michigan Higher              5/08 at 100        AA     3,197,220
                Education Facilities
                Authority, Limited
                Obligation Revenue and
                Revenue Refunding
                Bonds, Series 1998C
                (Aquinas College
                Project), 5.125%,
                5/01/16

               State Building
               Authority, State of
               Michigan, 1991 Revenue
               Refunding Bonds, Series
               I:
         5,575  6.750%, 10/01/11           10/01 at 102       AA+     5,787,798
        10,000  6.250%, 10/01/20           10/01 at 102       AA+    10,243,600

               State Building
               Authority, State of
               Michigan, 1998 Revenue
               Bonds, Series I
               (Facilities Program):
        14,080  4.750%, 10/15/17           10/09 at 100       AA+    12,842,227
         8,650  4.750%, 10/15/21           10/09 at 100       AA+     7,643,400

         4,000 Michigan State Hospital      2/01 at 102       Aaa     4,109,000
                Finance Authority,
                Revenue Bonds, Sisters
                of Mercy Health
                Corporation,
                Series 1991J, 7.000%,
                2/15/21 (Pre-refunded
                to 2/15/01)

               Michigan State Hospital
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993B:
        19,585  5.750%, 8/15/13             8/04 at 102      BBB-    16,594,566
        69,575  5.500%, 8/15/23             8/04 at 102      BBB-    52,877,696

         3,000 Michigan State Hospital     10/05 at 100       AAA     3,380,880
                Finance Authority,
                Hospital Revenue
                Refunding Bonds
                (Genesys Health System
                Obligated Group),
                Series 1995A, 7.500%,
                10/01/27 (Pre-refunded
                to 10/01/05)

         1,000 Michigan State Hospital     No Opt. Call       BBB       995,930
                Finance Authority,
                Hospital Revenue
                Refunding Bonds
                (Gratiot Community
                Hospital, Alma,
                Michigan), Series 1995,
                6.100%, 10/01/07

         1,000 Michigan State Hospital     No Opt. Call       Aaa     1,049,300
                Finance Authority,
                Hospital Revenue and
                Refunding Bonds
                (Genesys Regional
                Medical Center
                Obligated Group),
                Series 1998A, 5.500%,
                10/01/08

        12,080 Michigan State Housing       4/04 at 102       AAA    12,213,726
                Development Authority,
                Rental Housing Revenue
                Bonds, 1994 Series B,
                5.700%, 4/01/12

               State of Michigan, State
               Trunk Line Fund Bonds,
               Series 1992A:
        11,645  5.500%, 10/01/21 (Pre-     10/02 at 100     AA***    11,876,386
                refunded to 10/01/02)
         3,955  5.500%, 10/01/21           10/02 at 100        AA     3,928,066

           215 Michigan Strategic Fund,    No Opt. Call      BBB+       198,441
                Limited Obligation
                Revenue Bonds (Clark
                Retirement Community
                Inc. Project), Series
                1998, 4.900%, 6/01/08

        16,805 Hospital Finance             1/04 at 102       AAA    16,390,421
                Authority of the City
                of St. Joseph, Revenue
                Refunding Bonds (Mercy
                Memorial Medical Center
                Obligated Group),
                Series 1993, 5.250%,
                1/01/16

-------------------------------------------------------------------------------
               Minnesota - 0.6%

         1,120 Minnesota Housing            2/01 at 100       Aa1     1,123,976
                Finance Agency, Housing
                Development Bonds, 1977
                Series A, 6.250%,
                2/01/20

         8,045 Minnesota Housing            2/05 at 102       AAA     8,204,452
                Finance Agency, Rental
                Housing Bonds, 1995
                Series D, 5.800%,
                8/01/11

           950 Housing and                 No Opt. Call      BBB+       872,727
                Redevelopment Authority
                of the City of Saint
                Paul, Minnesota, Health
                Care Revenue Bonds
                (Regions Hospital
                Project), Series 1998,
                5.000%, 5/15/09

         5,000 White Earth Band of         No Opt. Call         A     5,109,750
                Chippewa Indians,
                Revenue Bonds, Series
                2000A, 7.000%, 12/01/11

-------------------------------------------------------------------------------
               Mississippi - 0.3%

         7,500 Mississippi Business        10/03 at 102      BBB-     6,904,875
                Finance Corporation,
                Pollution Control
                Revenue Refunding Bonds
                (System Energy
                Resources, Inc.
                Project), Series 1998,
                5.875%, 4/01/22

           500 Perry County                 3/12 at 100      Baa2       461,855
                (Mississippi),
                Pollution Control
                Refunding Revenue Bonds
                (Leaf River Forest
                Project), Series 1999,
                5.200%, 10/01/12

-------------------------------------------------------------------------------
               Missouri - 0.7%

               The Industrial
               Development Authority of
               the City of Kansas City,
               Missouri, Retirement
               Facility Refunding and
               Improvement Revenue
               Bonds, Series 1998A
               (Kingswood Project):
         1,000  5.375%, 11/15/09           11/08 at 102       N/R       918,520
         3,650  5.800%, 11/15/17           11/08 at 102       N/R     3,047,750

         5,670 Missouri Housing             3/01 at 101       AA+     5,750,060
                Development Commission,
                Housing Development
                Bonds, Series 1979 B
                (Federally Insured
                Mortgage Bonds),
                7.000%, 9/15/22


--------------------------------------------------------------------------------
32

    Principal                               Optional Call                  Market
 Amount (000) Description                     Provisions* Ratings**         Value
---------------------------------------------------------------------------------
              Missouri (continued)

 $        300 Health and Educational          2/07 at 102       N/R $     291,324
               Facilities Authority of
               the State of Missouri,
               Health Facilities
               Revenue Bonds (Lutheran
               Senior Services), Series
               1997, 5.550%, 2/01/09

          350 The Industrial                 12/02 at 102       N/R       362,341
               Development Authority of
               the City of St. Louis,
               Missouri, Industrial
               Revenue Refunding Bonds
               (Kiel Center
               Multipurpose Arena
               Project), Series 1992,
               7.625%, 12/01/09
               (Alternative Minimum Tax)

              The City of St. Louis,
              Missouri, Letter of
              Intent Double Revenue
              Bonds, Series 2000
              (Lambert-St. Louis
              International Airport
              Project):
        2,000  6.000%, 1/01/04               No Opt. Call      BBB-     2,023,600
        4,465  6.000%, 1/01/07                7/03 at 101      BBB-     4,497,371
        1,000  6.125%, 1/01/09                7/03 at 101      BBB-     1,007,390

---------------------------------------------------------------------------------
              Montana - 0.2%

        6,325 Montana Health Facility         6/06 at 102      BBB-     5,744,428
               Authority, Health Care
               Revenue Bonds, Series
               1996 (Community Medical
               Center, Inc.), 6.375%,
               6/01/18

---------------------------------------------------------------------------------
              Nebraska - 0.7%

        1,000 American Public Energy         No Opt. Call       AAA       893,250
               Agency, Gas Supply
               Revenue Bonds (Nebraska
               Public Gas Agency -
                Western A Project),
               1999 Series A, 4.375%,
               6/01/10

       18,230 Consumers Public Power          1/01 at 100        A+    18,236,927
               District, Nebraska,
               Nuclear Facility Revenue
               Bonds, 1968 Series,
               5.100%, 1/01/03

        1,000 Energy America                 No Opt. Call       N/R       975,250
               (Nebraska), Natural Gas
               Revenue Note
               (Metropolitan Utility
               District Project),
               Series 1997B, 5.700%,
               7/01/08

---------------------------------------------------------------------------------
              Nevada - 0.4%

        1,990 City of Henderson,              5/09 at 103       N/R     1,837,646
               Nevada, Local
               Improvement District No.
               T-4 (Green Valley
               Properties), Senior
               Limited Obligation
               Refunding Bonds, 1999
               Series A, 5.900%,
               11/01/18

        8,630 City of Reno, Nevada,           5/03 at 102       AAA     8,830,820
               Insured Hospital Revenue
               Bonds (St. Mary's
               Regional Medical
               Center), Series 1993A,
               5.800%, 5/15/13

---------------------------------------------------------------------------------
              New Hampshire - 0.3%

        8,500 The Industrial                 12/01 at 103        A-     8,854,280
               Development Authority of
               the State of New
               Hampshire, Pollution
               Control Revenue Bonds
               (Central Maine Power
               Company Project), 1984
               Series B, 7.375%,
               5/01/14

---------------------------------------------------------------------------------
              New Jersey - 0.5%

        1,000 The Gloucester County          No Opt. Call       BBB     1,035,900
               Improvement Authority,
               New Jersey, Solid Waste
               Resource Recovery
               Revenue Refunding Bonds
               (Waste Management, Inc.
               Project), Series 1999B,
               7.000%, 12/01/29
               (Alternative Minimum
               Tax) (Mandatory put
               12/01/09)

          380 New Jersey Economic            No Opt. Call       AAA       393,938
               Development Authority,
               Insured Revenue Bonds
               (Educational Testing
               Service Issue), Series
               1995B, 5.500%, 5/15/05

       10,750 New Jersey Housing and          5/02 at 102        A+    11,228,268
               Mortgage Finance Agency,
               Housing Revenue Bonds,
               1992 Series A,
               6.950%, 11/01/13

---------------------------------------------------------------------------------
              New Mexico - 0.2%

        5,000 City of Farmington, New         4/01 at 102        A+     5,141,800
               Mexico, Pollution
               Control Refunding
               Revenue Bonds (Southern
               California Edison
               Company - Four Corners
               Project), 1991 Series A,
               7.200%, 4/01/21

           80 New Mexico Educational         No Opt. Call       Aaa        82,468
               Assistance Foundation,
               Student Loan Revenue
               Bonds,
               Senior 1992 Series One -
                A, 6.300%, 12/01/02
               (Alternative Minimum
               Tax)

---------------------------------------------------------------------------------
              New York - 4.9%

       11,190 Battery Park City              11/03 at 102        AA    11,006,372
               Authority, Senior
               Revenue Refunding Bonds,
               Series 1993A, 5.000%,
               11/01/13

        2,350 The City of New York,          No Opt. Call         A     2,468,440
               General Obligation
               Bonds, Fiscal 1996
               Series B, 6.000%,
               8/15/04

        8,000 The City of New York,       8/03 at 101 1/2         A     8,240,000
               General Obligation
               Bonds, Fiscal 1994
               Series D, 5.750%,
               8/15/11

        8,525 The City of New York,       8/02 at 101 1/2       AAA     8,978,871
               General Obligation
               Bonds, Fiscal 1992
               Series C, 6.625%,
               8/01/12
               (Pre-refunded to
               8/01/02)

        7,500 The City of New York,          No Opt. Call         A     7,876,350
               General Obligation
               Bonds, Fiscal 1996
               Series G, 5.900%,
               2/01/05


--------------------------------------------------------------------------------
33

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) October 31, 2000

    Principal                               Optional Call                  Market
 Amount (000)  Description                    Provisions* Ratings**         Value
---------------------------------------------------------------------------------
               New York (continued)

  $     15,620 The City of New York,      8/06 at 101 1/2         A $  16,210,592
                General Obligation
                Bonds, Fiscal 1997
                Series E, 6.000%,
                8/01/16

           300 The City of New York,      8/06 at 101 1/2         A       316,974
                General Obligation
                Bonds, Fiscal 1997
                Series B, 5.700%,
                8/15/07

               The City of New York,
                General Obligation
                Bonds, Fiscal 1995
                Series F:
           410  6.375%, 2/15/06 (Pre-         2/05 at 101      A***       443,120
                refunded to 2/15/05)
           290  6.375%, 2/15/06               2/05 at 101         A       311,663

        14,000 The City of New York,          2/05 at 101      A***    15,266,020
                General Obligation
                Bonds, Fiscal 1995
                Series F, 6.625%,
                2/15/25
                (Pre-refunded to
                2/15/05)

        10,770 The City of New York,          8/08 at 101         A    10,883,085
                General Obligation
                Bonds, Fiscal 1998
                Series J, 5.375%,
                8/01/13

         8,600 New York City Municipal    6/02 at 101 1/2        AA     8,782,664
                Water Finance
                Authority, Water and
                Sewer System Revenue
                Bonds, Fiscal 1993
                Series B, 6.000%,
                6/15/17

         8,400 Dormitory Authority of        11/00 at 102       AAA     8,762,628
                the State of New York,
                Beth Israel Medical
                Center Revenue Bonds,
                Series 1996, 6.000%,
                11/01/15

         6,000 Dormitory Authority of         2/07 at 102         A     5,970,180
                the State of New York,
                Mental Health Services
                Facilities Improvement
                Revenue Bonds, Series
                1997B, 5.500%, 8/15/17

           750 New York State Housing        No Opt. Call         A       787,328
                Finance Agency, Health
                Facilities Revenue
                Bonds (New York City),
                1996 Series A
                Refunding, 6.000%,
                5/01/06

         1,735 New York State Housing        11/00 at 102         A     1,765,258
                Finance Agency, Health
                Facilities Revenue
                Bonds (New York City),
                1990 Series A
                Refunding, 8.000%,
                11/01/08

         8,000 New York Local                 4/02 at 102       AAA     8,448,000
                Government Assistance
                Corporation (A Public
                Benefit Corporation of
                the State of New York),
                Series 1991D Bonds,
                7.000%, 4/01/18 (Pre-
                refunded to 4/01/02)

        10,270 Power Authority of the         1/03 at 102       AAA    10,655,433
                State of New York,
                General Purpose Bonds,
                Series CC, 5.250%,
                1/01/18 (Pre-refunded
                to 1/01/03)

         1,000 The Port Authority of         No Opt. Call       N/R     1,041,240
                New York and New
                Jersey, Special Project
                Bonds, Series 4, KIAC
                Partners Project,
                7.000%, 10/01/07
                (Alternative Minimum
                Tax)

         1,000 The Port Authority of         No Opt. Call       AAA     1,110,140
                New York and New
                Jersey, Special Project
                Bonds, Series 6, JFK
                International
                AirTerminal LLC
                Project, 6.250%,
                12/01/10 (Alternative
                Minimum Tax)

         5,000 Triborough Bridge and          1/04 at 100       Aa3     4,495,250
                Tunnel Authority (New
                York), General Purpose
                Revenue Bonds, Series
                1994A, 4.750%, 1/01/19

---------------------------------------------------------------------------------
               North Carolina - 2.6%

        69,150 North Carolina Eastern         1/03 at 102       BBB    70,306,188
                Municipal Power Agency,
                Power System Revenue
                Bonds, Refunding
                Series 1993 B, 6.250%,
                1/01/12

         1,060 Housing Authority of the      12/00 at 100    N/R***     1,064,929
                City of Wilmington,
                North Carolina, First
                Mortgage Revenue Bonds,
                Series 1979, 7.750%,
                6/01/10

---------------------------------------------------------------------------------
               Ohio - 0.1%

               Cleveland-Cuyahoga
               County Port Authority,
               Subordinate Refunding
               Revenue Bonds, Series
               1997 (Rock and Roll Hall
               of Fame and Museum
               Project):
           360  5.750%, 12/01/07             No Opt. Call       N/R       369,338
           425  5.850%, 12/01/08             No Opt. Call       N/R       438,073

         1,000 City of Dayton, Ohio,         No Opt. Call       BBB     1,001,980
                Special Facilities
                Revenue Refunding
                Bonds, 1988 Series C
                (Emery Air Freight
                Corporation and Emery
                Worldwide Airlines,
                Inc. - Guarantors),
                6.050%, 10/01/09

           900 Miami County, Ohio,           No Opt. Call       BBB       897,084
                Hospital Facilities
                Revenue Refunding and
                Improvement Bonds
                (Upper Valley Medical
                Center), Series 1996C,
                6.000%, 5/15/06

---------------------------------------------------------------------------------
               Oklahoma - 0.9%

         2,970 Midwest City Memorial          4/02 at 102   BBB+***     3,138,369
                Hospital Authority
                (Midwest City,
                Oklahoma), Hospital
                Revenue Bonds,
                Series 1992, 7.375%,
                4/01/12 (Pre-refunded
                to 4/01/02)

        21,160 Trustees of the Tulsa         12/00 at 102      Baa1    21,598,012
                Municipal Airport
                Trust, 1988 Adjustable
                Rate Revenue
                Obligations,
                7.375%, 12/01/20
                (Alternative Minimum
                Tax)

---------------------------------------------------------------------------------
               Oregon - 0.3%

         8,720 State of Oregon,               5/07 at 101       AAA     9,354,380
                Department of
                Administrative
                Services, Certificates
                of Participation, 1997
                Series A, 5.800%,
                5/01/24 (Pre-refunded
                to 5/01/07)

---------------------------------------------------------------------------------
               Pennsylvania - 3.8%

         1,250 County of Allegheny,          No Opt. Call       AAA     1,312,450
                Pennsylvania, Airport
                Revenue Refunding
                Bonds, Series 1997A
                (Pittsburgh
                International Airport),
                5.750%, 1/01/12
                (Alternative Minimum
                Tax)

--------------------------------------------------------------------------------
34

    Principal                             Optional Call                  Market
 Amount (000) Description                   Provisions* Ratings**         Value
-------------------------------------------------------------------------------
              Pennsylvania (continued)

 $      6,000 Carbon County Industrial     No Opt. Call      BBB- $   6,107,700
               Development Authority,
               Pennsylvania, Resource
               Recovery Revenue
               Refunding Bonds, 2000
               Series (Panther Creek
               Partners Project),
               6.650%, 5/01/10
               (Alternative Minimum
               Tax)

       10,000 Lehigh County Industrial      9/04 at 102       AAA    10,446,500
               Development Authority,
               Pollution Control
               Revenue Refunding Bonds,
               1994 Series B
               (Pennsylvania Power and
               Light Company Project),
               6.400%, 9/01/29

       22,500 Pennsylvania Housing          7/03 at 102       AAA    22,644,000
               Finance Agency, Rental
               Housing Refunding Bonds,
               Issue 1993, 5.750%,
               7/01/14

              Pennsylvania Housing
              Finance Agency,
              Multifamily Housing
              Refunding Bonds (Federal
              Housing Administration
              Insured Mortgage Loans),
              Issue 1992:
        4,025  8.100%, 7/01/13              7/02 at 102       AAA     4,259,255
       16,830  8.200%, 7/01/24              7/02 at 102       AAA    17,813,714

       16,600 Pennsylvania                  6/03 at 100       AAA    15,349,356
               Intergovernmental
               Cooperation Authority,
               Special Tax Revenue
               Refunding Bonds (City of
               Philadelphia Funding
               Program), Series of
               1993A, 5.000%, 6/15/22

              Pennsylvania Higher
              Educational Facilities
              Authority (Commonwealth
              of Pennsylvania), Geneva
              College Revenue Bonds,
              Series of 1998:
          470  4.900%, 4/01/07             No Opt. Call      BBB-       452,422
          495  4.950%, 4/01/08             No Opt. Call      BBB-       473,987

       12,500 City of Philadelphia,         8/01 at 100       AAA    12,745,500
               Pennsylvania, Water and
               Sewer Revenue Bonds,
               Sixteenth Series,
               7.000%, 8/01/18 (Pre-
               refunded to 8/01/01)

       11,070 Public Auditorium             8/09 at 101       AAA    10,166,467
               Authority of Pittsburgh
               and Allegheny County
               (Allegheny County,
               Pennsylvania), Hotel
               Room Excise Tax Revenue
               Bonds, Series of 1999,
               5.125%, 2/01/35

        1,500 Municipal Authority of       No Opt. Call       AAA     1,078,410
               Westmoreland County
               (Westmoreland County,
               Pennsylvania), Municipal
               Service Revenue Bonds,
               Series of 1995A, 0.000%,
               8/15/07

-------------------------------------------------------------------------------
              Puerto Rico - 0.5%

       14,000 The Children's Trust          7/10 at 100       Aa3    13,916,980
               Fund, Tobacco Settlement
               Asset-Backed Bonds,
               Series 2000, 6.000%,
               7/01/26 (WI, settling
               11/15/00)

-------------------------------------------------------------------------------
              Rhode Island - 0.3%

        8,095 Rhode Island Convention       5/03 at 100       AAA     7,526,812
               Center Authority,
               Refunding Revenue Bonds,
               1993 Series B, 5.000%,
               5/15/20

-------------------------------------------------------------------------------
              South Carolina - 0.0%

          110 City of Myrtle Beach,        No Opt. Call     A3***       112,277
               South Carolina, Myrtle
               Beach Public Facilities
               Corporation,
               Certificates of
               Participation (City of
               Myrtle Beach Convention
               Center Project), Series
               1992, 6.750%, 7/01/02

-------------------------------------------------------------------------------
              Tennessee - 0.0%

          500 Memphis-Shelby County        No Opt. Call       BBB       486,300
               Airport Authority
               (Tennessee), Special
               Facilities Revenue
               Bonds, Refunding Series
               1997 (Federal Express
               Corporation), 5.350%,
               9/01/12

          500 The Industrial               No Opt. Call       N/R       388,510
               Development Board of the
               Metropolitan Government
               of Nashville and
               Davidson County
               (Tennessee), Industrial
               Development Revenue
               Refunding and
               Improvement Bonds (Osco
               Treatment Systems Inc.
               Project), Series 1993,
               6.000%, 5/01/03
               (Alternative Minimum
               Tax)#

-------------------------------------------------------------------------------
              Texas - 5.0%

        1,000 Alliance Airport             No Opt. Call      Baa1     1,082,570
               Authority, Inc. (Texas),
               Special Facilities
               Revenue Bonds, Series
               1991 (American Airlines,
               Inc. Project), 7.000%,
               12/01/11 (Alternative
               Minimum Tax)

              City of Austin, Texas,
              Water, Sewer and Electric
              Refunding Revenue Bonds,
              Series 1982:
               14.000%, 11/15/01 (Pre-
           75 refunded to 5/15/01)              5/15/01     A2***        78,782
          695  14.000%, 11/15/01           No Opt. Call      A***       729,840
        4,465  14.000%, 11/15/01           No Opt. Call         A     4,675,257

       29,500 Brazos River Authority        2/01 at 102       AAA    29,754,880
               (Texas), Collateralized
               Revenue Refunding Bonds
               (Houston Lighting and
               Power Company Project),
               Series 1995, 5.800%,
               8/01/15

          345 Brazos Higher Education      No Opt. Call       Aaa       355,174
               Authority, Inc., Student
               Loan Revenue Refunding
               Bonds, Series 1993A-1,
               6.200%, 12/01/02
               (Alternative Minimum
               Tax)

        6,585 Crowley Independent           8/08 at 100       AAA     7,168,431
               School District, Tarrant
               and Johnson Counties,
               Unlimited Tax School
               Building Bonds, Series
               1997, 6.500%, 8/01/23

        3,000 Goose Creek Consolidated     No Opt. Call       AAA     1,985,820
               Independent School
               District (Texas),
               Unlimited Tax Refunding
               Bonds, Series 1993,
               0.000%, 2/15/09

--------------------------------------------------------------------------------
35

                 Portfolio of Investments (Unaudited)
                 Nuveen Intermediate Duration Municipal Bond Fund (continued) October 31, 2000

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings**  Market Value
--------------------------------------------------------------------------------
              Texas (continued)

              Grapevine-Colleyville
              Independent School
              District (Tarrant and
              Dallas Counties, Texas),
              Unlimited Tax School
              Building and Refunding
              Bonds, Series 1998:
 $      4,890  0.000%, 8/15/19              No Opt. Call       AAA $   1,663,480
       10,000  0.000%, 8/15/24              No Opt. Call       AAA     2,481,100

       25,900 Harris County (Texas),
               Toll Road Senior Lien
               Revenue Refunding
               Bonds, Series 1994,
               5.300%, 8/15/13               8/04 at 102       AAA    26,057,990

        7,000 Harris County Health           2/01 at 102       AAA     7,191,310
               Facilities Development
               Corporation (Texas),
               Hospital Revenue Bonds
               (St. Luke's Episcopal
               Hospital Project),
               Series 1991A, 6.750%,
               2/15/21

       53,280 City of San Antonio            2/02 at 101       Aa1    50,740,142
               (Texas), Electric and
               Gas Systems Revenue
               Refunding Bonds, Series
               1992, 5.000%, 2/01/17

          535 Texas Department of           No Opt. Call         A       546,422
               Housing and Community
               Affairs, Multifamily
               Housing Revenue Bonds
               (NHP -  Foundation -
                Asmara Project),
               Series 1996A, 5.800%,
               1/01/06

        1,000 Tomball Hospital              No Opt. Call      Baa2       938,400
               Authority (Texas),
               Hospital Revenue Bonds,
               Series 1999, Tomball
               Regional Hospital,
               5.500%, 7/01/09

--------------------------------------------------------------------------------
              Utah - 0.4%

              Intermountain Power
               Agency (Utah), Power
               Supply Revenue
               Refunding Bonds, 1993
               Series A:
        5,250  5.500%, 7/01/13               7/03 at 102     A+***     5,339,093
        3,050  5.500%, 7/01/13               7/03 at 102        A+     3,075,315

        1,045 Layton, Utah, Industrial      12/00 at 100      Baa3     1,046,860
               Development Revenue
               Bonds (C.D.I. Ltd.
               Project - K-Mart
               Guaranteed),
               8.750%, 6/01/05

          290 Salt Lake County, Utah,       10/07 at 101       BBB       284,217
               College Revenue Bonds
               (Westminster College of
               Salt Lake City
               Project), Series 1997,
               5.200%, 10/01/09

--------------------------------------------------------------------------------
              Vermont - 0.0%

          135 University of Vermont          1/01 at 100        A+       135,348
               and State Agricultural
               College, Housing,
               Dining and Student
               Services Facilities
               System Bonds, Lot 1
               Series 1969-A, 6.300%,
               7/01/06

--------------------------------------------------------------------------------
              Virgin Islands - 0.0%

          385 Virgin Islands Port            9/02 at 101       BBB       369,219
               Authority, Airport
               Revenue Bonds,
               Refunding Series 1998A,
               4.500%, 9/01/05

        1,000 Virgin Islands Water and       7/08 at 101       N/R       987,270
               Power Authority,
               Electric System Revenue
               and Refunding Bonds,
               1998 Series, 5.250%,
               7/01/09

--------------------------------------------------------------------------------
              Virginia - 3.7%

          500 Pocahontas Parkway            No Opt. Call      BBB-       479,965
               Association, Route 895
               Connector Toll Road
               Revenue Bonds, Senior
               Current Interest,
               Series 1998A, 5.250%,
               8/15/07

          555 Prince William County         10/09 at 101        A3       567,443
               Park Authority
               (Virginia), Park
               Facilities Revenue
               Refunding and
               Improvement Bonds,
               Series 1999, 5.375%,
               10/15/11

        7,750 Richmond Metropolitan          7/02 at 102       AAA     7,995,288
               Authority (Virginia),
               Expressway Revenue and
               Refunding Bonds, Series
               1992-B, 6.250%, 7/15/22

       39,630 Virginia Housing               1/02 at 102       AA+    40,848,623
               Development Authority,
               Commonwealth Mortgage
               Bonds, 1992 Series A,
               7.150%, 1/01/33

        3,070 Virginia Housing              11/00 at 100       AA+     3,075,434
               Development Authority,
               Multifamily Mortgage
               Bonds, 1978 Series B,
               6.700%, 11/01/21

              Virginia Housing
               Development Authority,
               Multifamily Housing
               Bonds, Series 1993C:
       19,080  5.550%, 5/01/08               5/03 at 102       AA+    19,428,973
       28,075  5.900%, 5/01/14               5/03 at 102       AA+    28,584,281

--------------------------------------------------------------------------------
              Washington - 6.3%

        5,455 Public Utility District        1/01 at 100        AA     5,127,536
               No. 1 of Chelan County,
               Washington, Rocky Reach
               Hydro-Electric System
               Revenue Bonds, Series
               of 1968, 5.125%,
               7/01/23

        9,880 Public Utility District    3/01 at 100 1/2       AA-     9,126,057
               No. 1 of Douglas
               County, Washington,
               Wells Hydro-Electric
               Revenue Bonds, Series
               of 1963, 4.000%,
               9/01/18

        7,250 Municipality of                1/03 at 102       AAA     7,416,605
               Metropolitan Seattle,
               Sewer Refunding Revenue
               Bonds, Series Y,
               5.700%, 1/01/12

        5,000 Washington Public Power       No Opt. Call       Aa1     5,911,150
               Supply System, Nuclear
               Project No. 1 Refunding
               Revenue Bonds, Series
               1989B, 7.125%, 7/01/16


--------------------------------------------------------------------------------
36

     Principal                            Optional Call                   Market
  Amount (000) Description                  Provisions* Ratings**          Value
--------------------------------------------------------------------------------
               Washington (continued)

               Washington Public Power
               Supply System, Nuclear
               Project No. 1 Refunding
               Revenue Bonds,
               Series 1993A:
 $      14,260  7.000%, 7/01/07            No Opt. Call       Aa1  $  16,000,290
        18,500  5.750%, 7/01/13             7/03 at 102       Aa1     18,888,500
        10,000  5.700%, 7/01/17             7/03 at 102       AAA     10,123,500

         7,805 Washington Public Power     No Opt. Call       Aa1      8,923,769
                Supply System, Nuclear
                Project No. 1 Refunding
                Revenue Bonds,
                Series 1993B, 7.000%,
                7/01/09

        10,000 Washington Public Power      7/03 at 102       Aa1      9,949,100
                Supply System, Nuclear
                Project No. 1 Refunding
                Revenue Bonds,
                Series 1993C, 5.375%,
                7/01/15

         8,835 Washington Public Power      7/03 at 102       Aa1      8,870,428
                Supply System, Nuclear
                Project No. 3 Refunding
                Revenue Bonds,
                Series 1993B, 5.700%,
                7/01/18

               Washington Public Power
               Supply System, Nuclear
               Project No. 3 Refunding
               Revenue Bonds,
               Series 1993C:
         9,180  5.300%, 7/01/10             7/03 at 102       Aa1      9,298,422
        51,070  5.375%, 7/01/15             7/03 at 102       Aa1     50,810,054
        11,745  5.500%, 7/01/18             7/03 at 102       Aa1     11,592,550

--------------------------------------------------------------------------------
               Wisconsin - 4.9%

         4,030 Wisconsin Housing and       No Opt. Call     AA***      4,182,939
                Economic Development
                Authority, Insured
                Mortgage Revenue
                Refunding Bonds, 1977
                Series A, 5.800%,
                6/01/17

         8,500 Wisconsin Housing and        4/02 at 102        AA      8,876,805
                Economic Development
                Authority, Multifamily
                Housing Revenue Bonds,
                1992 Series B, 7.050%,
                11/01/22

        30,325 Wisconsin Housing and       12/03 at 102        AA     30,880,554
                Economic Development
                Authority, Housing
                Revenue Bonds, 1993
                Series C, 5.800%,
                11/01/13

        13,700 Wisconsin Health and        11/01 at 102       AAA     14,154,977
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1991
                (Columbia Hospital,
                Inc.), 6.250%, 11/15/21

         7,695 State of Wisconsin,         No Opt. Call       AA-      7,878,987
                Petroleum Inspection
                Fee Revenue Bonds, 2000
                Series A, 5.500%,
                7/01/03

         9,830 Wisconsin Health and         6/02 at 102       AAA     10,029,451
                Educational Facilities
                Authority, Health
                Facilities Refunding
                Revenue Bonds (SSM
                Health Care), Series
                1992AA, 6.250%, 6/01/20

         4,060 Wisconsin Health and        10/04 at 102       AAA      4,190,527
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1994A
                (Froedtert Memorial
                Lutheran Hospital,
                Inc.), 5.875%, 10/01/13

         6,000 Wisconsin Health and        12/02 at 102       AAA      6,054,660
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1992A
                (Meriter Hospital,
                Inc.), 6.000%, 12/01/22

        17,000 Wisconsin Health and         8/03 at 102       AAA     15,875,280
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1993
                (Aurora Health Care
                Obligated Group),
                5.250%, 8/15/23

        31,000 Wisconsin Health and         5/06 at 102       AAA     30,897,080
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1996
                (Aurora Medical Group,
                Inc. Project), 5.750%,
                11/15/25

           750 Wisconsin Health and        10/07 at 101       BBB        718,203
                Educational Facilities
                Authority, Revenue
                Bonds, Series 1998
                (Carroll College, Inc.
                Project), 5.000%,
                10/01/09

--------------------------------------------------------------------------------
               Wyoming - 0.0%

           200 State of Wyoming, Farm      10/02 at 102       AA-        208,450
                Loan Board, Capital
                Facilities Refunding
                Revenue Bonds, Series
                1992, 6.100%, 10/01/06

--------------------------------------------------------------------------------
               Total Investments (cost
 $   2,704,510  $2,545,893,580) - 98.2%                            2,665,639,269
--------------------------------------------------------------------------------
------------
               Other Assets Less
                Liabilities - 1.8%                                    48,833,437
         -----------------------------------------------------------------------
               Net Assets - 100%                                  $2,714,472,706
         -----------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         # Non-income producing security, in the case of a bond, generally de-notes that issuer has defaulted on the payment of principal or in-terest or has filed for bankruptcy.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

                 Portfolio of Investments (Unaudited)
                 Nuveen Limited Term Municipal Bond Fund
                 October 31, 2000

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings**  Market Value
---------------------------------------------------------------------------------
              Alaska - 0.3%

 $      1,250 Alaska Student Loan            No Opt. Call       AAA $   1,270,438
               Corporation, Student
               Loan Revenue Bonds,
               1997 Series A, 5.200%,
               7/01/06 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Arizona - 0.5%

          250 Arizona Educational Loan       No Opt. Call       Aa2       255,970
               Marketing Corporation,
               Educational Loan
               Revenue Bonds, 6.125%,
               9/01/02 (Alternative
               Minimum Tax)

        2,000 City of Tucson, Arizona,       No Opt. Call       AAA     2,075,780
               General Obligation
               Refunding Bonds, Series
               1995, 5.375%, 7/01/05

---------------------------------------------------------------------------------
              California - 6.4%

        7,250 California Higher              No Opt. Call        A2     7,532,388
               Education Loan
               Authority, Inc.,
               Student Loan Revenue
               Refunding Bonds,
               Subordinate
               1994 Series D, 6.500%,
               6/01/05 (Alternative
               Minimum Tax)

              California Statewide
              Communities Development
              Authority, Certificates
              of Participation
              Refunding Bonds
              (Rio Bravo Fresno
              Project), 1999 Series A:
        3,000 5.400%, 12/01/00               No Opt. Call       N/R     2,999,850
        3,000 5.450%, 12/01/01               No Opt. Call       N/R     2,996,880
        2,000 5.550%, 12/01/02               No Opt. Call       N/R     1,996,600
        2,000 5.600%, 12/01/03               No Opt. Call       N/R     1,994,580

        5,000 California Statewide           No Opt. Call      BBB+     5,065,150
               Communities Development
               Authority, Multifamily
               Housing Refunding Bonds
               (Archstone Oakridge
               Apartments), Issue
               1999E, Archstone
               Communities Trust,
               5.300%, 6/01/29
               (Mandatory put 6/01/08)

        1,250 Long Beach Aquarium of         No Opt. Call       BBB     1,270,563
               the Pacific Revenue
               Bonds (Aquarium of the
               Pacific Project), 1995
               Series A, 5.750%,
               7/01/05

              Sacramento Cogeneration
              Authority, Cogeneration
              Project Revenue Bonds
              (Procter & Gamble
              Project), 1995 Series:
        1,000 5.900%, 7/01/02                No Opt. Call      BBB-     1,021,600
          500 6.000%, 7/01/03                No Opt. Call      BBB-       517,405
          500 7.000%, 7/01/04                No Opt. Call      BBB-       538,890

        1,500 Taft Public Financing          No Opt. Call        A2     1,552,080
               Authority, Lease
               Revenue Bonds, 1997
               Series A (Community
               Correctional Facility
               Acquisition Project),
               5.500%, 1/01/06

---------------------------------------------------------------------------------
              Colorado - 6.8%

        9,000 E-470 Public Highway       8/05 at 95 29/32       AAA     6,860,880
               Authority, Capital
               Improvement Trust Fund
               Highway Revenue Bonds
               (E-470 Project), Senior
               Bonds Arapahoe County,
               Colorado, 0.000%,
               8/31/06 (Pre-refunded
               to 8/31/05)

        2,115 Colorado Health                No Opt. Call        A-     2,131,349
               Facilities Authority,
               Revenue Bonds, Series
               1995 (Covenant
               Retirement Communities
               Inc.), 5.650%, 12/01/04

              Colorado Housing and
              Finance Authority,
              Single Family Housing
              Revenue Refunding Bonds,
              1991 Series A:
        1,515 0.000%, 11/01/01               No Opt. Call       Aa1     1,425,130
        3,515 0.000%, 11/01/02               No Opt. Call       Aa1     3,113,341

        6,475 City and County of             No Opt. Call       AAA     6,721,115
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1996A,
               5.750%, 11/15/04
               (Alternative Minimum
               Tax)

        5,000 City and County of             11/06 at 101       AAA     5,150,350
               Denver, Colorado,
               Airport System Revenue
               Bonds, Series 1996C,
               5.375%, 11/15/07
               (Alternative Minimum
               Tax)

        1,065 Eagle County Air               No Opt. Call       N/R     1,069,164
               Terminal Corporation,
               Airport Terminal
               Project Revenue Bonds,
               Series 1996,
               6.750%, 5/01/06
               (Alternative Minimum
               Tax)

          500 Hyland Hills Park and          No Opt. Call       N/R       500,385
               Recreation District,
               Adams County, Colorado,
               Special Revenue
               Refunding and
               Improvement Bonds,
               Series 1996A, 5.400%,
               12/15/00

        3,500 Metropolitan Football          No Opt. Call       AAA     2,325,925
               Stadium District
               (Colorado), Sales Tax
               Revenue Bonds, Series
               1999A, 0.000%, 1/01/09


--------------------------------------------------------------------------------
38

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Connecticut - 3.6%

 $      1,000 City of Bridgeport,          No Opt. Call       AAA $   1,060,200
               Connecticut, General
               Obligation Refunding
               Bonds, 1996 Series A,
               6.000%, 9/01/05

        1,700 State of Connecticut         No Opt. Call      BBB-     1,724,599
               Health and Educational
               Facilities Authority,
               Revenue Bonds,
               Quinnipiac College
               Issue, Series D, 5.625%,
               7/01/03

        1,000 State of Connecticut         No Opt. Call       BBB       963,730
               Health and Educational
               Facilities Authority,
               Revenue Bonds, Hospital
               for Special Care Issue,
               Series B, 5.125%,
               7/01/07

              Connecticut Development
              Authority, First Mortgage
              Gross Revenue Health Care
              Project Refunding Bonds
              (Church Homes, Inc.,
              Congregational Avery
              Heights Project), 1997
              Series:
          780 5.100%, 4/01/04              No Opt. Call       BBB       761,678
        1,100 5.200%, 4/01/05              No Opt. Call       BBB     1,066,274
        1,135 5.300%, 4/01/06              No Opt. Call       BBB     1,093,936

          410 City of New Haven,           No Opt. Call       AAA       424,645
               Connecticut, General
               Obligation Bonds, Issue
               of 1992, 9.250%, 3/01/02

        5,000 Housing Authority of the     No Opt. Call        A3     4,643,400
               City of Stamford
               (Connecticut),
               Multifamily Housing
               Revenue Refunding Bonds
               (The Fairfield
               Apartments Project),
               Series 1998, 4.750%,
               12/01/28 (Mandatory put
               12/01/08)

        3,775 West Haven Housing            1/01 at 100       N/R     3,776,246
               Authority (Connecticut),
               Multifamily Housing
               Revenue Bonds, Series
               1998B (Meadows Landing
               Apartments), 6.000%,
               1/01/02 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Florida - 1.7%

          125 North Springs Improvement    No Opt. Call       N/R       126,439
               District (Broward
               County, Florida), Water
               and Sewer Revenue Bonds,
               Series 1991, 7.900%,
               10/01/01

        4,940 Housing Finance Authority     7/05 at 101       AAA     4,966,034
               of Polk County
               (Florida), Multifamily
               Housing Revenue Bonds
               (Winter Oaks Apartments
               Project), Series 1997A,
               5.250%, 7/01/22
               (Mandatory put 7/01/07)

        2,080 Sanford Airport Authority    No Opt. Call       N/R     2,128,090
               (Florida), Industrial
               Development Revenue
               Bonds (Central Florida
               Terminals Inc. Project),
               Series 1995A, 7.300%,
               5/01/04 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Georgia - 0.8%

        3,000 City of Atlanta, Georgia,    No Opt. Call       AAA     3,254,220
               Airport Facilities
               Revenue Refunding Bonds,
               Series 1996, 6.500%,
               1/01/06

-------------------------------------------------------------------------------
              Illinois - 1.9%

        1,600 Village of Channahon,        No Opt. Call      BBB+     1,560,704
               Illinois, Revenue
               Refunding Bonds, Series
               1999 (Morris Hospital),
               5.000%, 12/01/04

          390 Illinois Health              No Opt. Call        B+       375,648
               Facilities Authority,
               Revenue Bonds, Series
               1996 (Mercy Hospital and
               Medical Center Project),
               5.600%, 1/01/02

        1,500 Illinois Health              No Opt. Call        A-     1,489,365
               Facilities Authority,
               Revenue Refunding Bonds,
               Series 1996B (Sarah Bush
               Lincoln Health Center),
               5.500%, 2/15/06

          945 Illinois Health              No Opt. Call        A-       921,195
               Facilities Authority,
               Revenue Bonds (Victory
               Health Service), Series
               1997A, 5.000%, 8/15/05

        3,000 State of Illinois,           10/02 at 102        AA     3,143,940
               General Obligation
               Bonds, Series of March
               1992 (Full Faith and
               Credit), 6.200%,
               10/01/04

          555 Village of Romeoville,       No Opt. Call        A3       556,354
               Will County, Illinois,
               General Obligation
               Refunding Bonds
               (Alternate Revenue
               Source), Series 1991-B,
               7.850%, 1/01/01

-------------------------------------------------------------------------------
              Indiana - 1.5%

              City of Goshen, Indiana,
              Revenue Refunding Bonds,
              Series 1998 (Greencroft
              Obligated Group):
          715 5.150%, 8/15/05              No Opt. Call       N/R       679,743
          790 5.250%, 8/15/07              No Opt. Call       N/R       734,597
          680 5.300%, 8/15/08              No Opt. Call       N/R       624,043
          775 5.350%, 8/15/09               8/08 at 101       N/R       702,762

              Indiana Bond Bank,
              Special Program Bonds,
              Series 1997 B (Hendricks
              County Redevelopment
              Authority -Pittboro
              Project):
        1,525 5.250%, 2/01/03              No Opt. Call       AA-     1,540,814
        1,075 5.400%, 2/01/04              No Opt. Call       AA-     1,093,952

        1,250 Valparaiso Multi-School      No Opt. Call       AAA     1,264,173
               Building Corporation
               (Porter County,
               Indiana), First Mortgage
               Bonds, Series 1992,
               6.100%, 7/01/01


--------------------------------------------------------------------------------
39

                 Portfolio of Investments (Unaudited)
                 Nuveen Limited Term Municipal Bond Fund (continued) October 31, 2000

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Iowa - 0.3%

              Iowa Student Loan
               Liquidity Corporation,
               Iowa Partnership Loan
               Revenue Bonds, 1992
               Series:
 $        600 6.100%, 7/01/01              No Opt. Call         A $     604,320
              (Alternative Minimum Tax)
          650 6.200%, 7/01/02              No Opt. Call         A       661,804
              (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Kentucky - 9.4%

        7,500 City of Ashland,             No Opt. Call      Baa2     7,531,425
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Inc. Project),
               Series 1999,
               5.700%, 11/01/09

        3,180 County of Christian,         No Opt. Call        A-     3,169,792
               Kentucky, Hospital
               Revenue and Refunding
               Bonds, Series 1997A,
               Jennie Stuart Medical
               Center, 5.500%, 7/01/06

              City of Jeffersontown,
              Kentucky, Public Projects
              Refunding and
              Improvements Certificates
              of Participation:
          235 4.650%, 11/01/02             No Opt. Call        A3       234,666
          370 4.750%, 11/01/03             No Opt. Call        A3       369,745

          225 Kenton County Water          No Opt. Call       AAA       230,587
               District No. 1, Water
               District Revenue Bonds,
               Series 1995B, 5.600%,
               2/01/03

              Kentucky Development
              Finance Authority,
              Sisters of Charity of
              Nazareth Health
              Corporation, Revenue
              Refunding Bonds, Series
              1991:
        1,330 6.000%, 11/01/01             No Opt. Call     A1***     1,350,362
        2,720 6.600%, 11/01/06 (Pre-       11/01 at 102     A1***     2,829,507
              refunded to 11/01/01)

              Kentucky Economic
              Development Finance
              Authority, Hospital
              System Refunding and
              Improvement Revenue
              Bonds, Series 1997
              (Appalachian Regional
              Healthcare, Inc.
              Project):
        2,670 5.300%, 10/01/05             No Opt. Call       N/R     2,292,222
        1,315 5.400%, 10/01/06             No Opt. Call       N/R     1,103,206

        1,460 Kentucky Higher Education    No Opt. Call       Aaa     1,532,066
               Student Loan
               Corporation, Insured
               Student Loan Revenue
               Bonds, 1991 Series B,
               6.800%, 6/01/03
               (Alternative Minimum
               Tax)

              Kentucky Infrastructure
              Authority, Governmental
              Agencies Program Revenue
              and Refunding Revenue
              Bonds, 1995 Series H:
        1,945 5.300%, 8/01/03              No Opt. Call       AA-     1,985,437
        1,000 5.500%, 8/01/05              No Opt. Call       AA-     1,038,580

        1,000 The Turnpike Authority of    No Opt. Call        A+     1,204,530
               Kentucky, Resource
               Recovery Road Revenue
               Refunding Bonds, 1985
               Series A,
               9.625%, 7/01/05

        1,535 Regional Airport             No Opt. Call       AAA     1,563,520
               Authority of Louisville
               and Jefferson County,
               Kentucky, Airport System
               Revenue Bonds,
               1997 Series A, 5.750%,
               7/01/02 (Alternative
               Minimum Tax)

        2,000 Regional Airport             No Opt. Call      Baa3     1,858,380
               Authority of Louisville
               and Jefferson County,
               Kentucky, Special
               Facilities Revenue
               Bonds, 1999 Series A
               (Airis Louisville,
               L.L.C. Project), 5.000%,
               3/01/09

        3,225 Mount Sterling, Kentucky,    No Opt. Call        Aa     3,289,597
               Lease Revenue Bonds
               (Kentucky League of
               Cities Funding Program),
               Series 1993A, 5.625%,
               3/01/03

       10,800 City of Owensboro,           No Opt. Call       AAA     9,308,088
               Kentucky, Electric Light
               and Power System Revenue
               Bonds, Series 1993A,
               0.000%, 1/01/04
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Louisiana - 2.3%

        6,000 Parish of East Baton         No Opt. Call       BBB     6,043,140
               Rouge, State of
               Louisiana, Pollution
               Control Refunding
               Revenue Bonds (Hoechst
               Celanese Corporation
               Project), Series 1993,
               5.400%, 12/01/02

          515 Louisiana Public             No Opt. Call     A3***       531,289
               Facilities Authority,
               Hospital Revenue Bonds
               (Woman's Hospital
               Foundation Project),
               Series 1992, 6.750%,
               10/01/02

        2,500 Louisiana Offshore           No Opt. Call         A     2,559,500
               Terminal Authority,
               Deepwater Port Refunding
               Revenue Bonds (Loop Inc.
               Project), First Stage
               Series 1992B, 6.100%,
               9/01/02

          770 Office Facilities            No Opt. Call      BBB+       771,656
               Corporation (A Louisiana
               Non Profit Corporation),
               Capital Facilities Bonds
               (Statewide
               Lease/Purchase Program),
               Series 1990, 7.350%,
               12/01/00

-------------------------------------------------------------------------------
              Maine - 0.2%

          845 Maine Educational Loan        5/02 at 101         A       863,489
               Marketing Corporation,
               Student Loan Revenue
               Refunding Bonds,
               Subordinate
               Series 1992A-2, 6.600%,
               5/01/05 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
40

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Maryland - 1.4%

              Maryland Energy Financing
              Administration, Limited
              Obligation Solid Waste
              Disposal Revenue Bonds
              (Wheelabrator Water
              Technologies Baltimore
              L.L.C. Projects), 1996
              Series:
 $      2,280 5.650%, 12/01/03             No Opt. Call        A- $   2,321,108
              (Alternative Minimum Tax)
        1,000 5.850%, 12/01/05             No Opt. Call        A-     1,031,360
              (Alternative Minimum Tax)

        2,400 Northeast Maryland Waste     No Opt. Call       AAA     2,582,256
               Disposal Authority,
               Resource Recovery
               Revenue Refunding Bonds
               (Southwest Resource
               Recovery Facility),
               Series 1993, 7.150%,
               1/01/04

-------------------------------------------------------------------------------
              Massachusetts - 2.2%

              Massachusetts Educational
              Financing Authority,
              Education Loan Revenue
              Bonds, Issue E, Series
              1995:
          700 5.500%, 7/01/01              No Opt. Call       AAA       704,109
               (Alternative Minimum
               Tax)
        2,155 5.700%, 7/01/04              No Opt. Call       AAA     2,218,982
               (Alternative Minimum
               Tax)

              Massachusetts Educational
              Financing Authority,
              Education Loan Revenue
              Bonds, Issue E, Series
              1997B:
        1,820 5.250%, 7/01/06              No Opt. Call       AAA     1,856,928
               (Alternative Minimum
               Tax)
        2,560 5.350%, 7/01/07               7/06 at 102       AAA     2,625,408
               (Alternative Minimum
               Tax)

          700 Massachusetts Health and     No Opt. Call       AA-       690,998
               Educational Facilities
               Authority, Revenue
               Bonds, Partners
               HealthCare System Issue,
               Series B, 5.000%,
               7/01/09

              City of New Bedford,
              Massachusetts, General
              Obligation Landfill
              Closure Bonds, Series
              1993:
          600 5.400%, 3/01/01              No Opt. Call      Baa3       601,578
          600 5.500%, 3/01/02              No Opt. Call      Baa3       605,820

          250 City of Springfield,         No Opt. Call      Baa3       255,730
               Massachusetts, General
               Obligation School
               Project Loan Act of 1948
               Bonds, Series B,
               6.100%, 9/01/02

-------------------------------------------------------------------------------
              Michigan - 4.4%

        6,980 City of Detroit,             No Opt. Call       AAA     7,181,443
               Michigan, Convention
               Facility Limited Tax
               Revenue Refunding Bonds
               (Cobo Hall Expansion
               Project), Series 1993,
               5.250%, 9/30/06

          835 Michigan State Hospital      No Opt. Call       BBB       835,843
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Gratiot
               Community Hospital,
               Alma, Michigan), Series
               1995, 5.300%, 10/01/01

        1,000 Michigan State Hospital      No Opt. Call       AA-     1,059,680
               Finance Authority,
               Revenue Refunding Bonds
               (Mercy Health Services
               Obligated Group), 1997
               Series T, 6.000%,
               8/15/06

              Michigan State Housing
              Development Authority,
              Rental Housing Revenue
              Bonds, 1995 Series B:
        3,085 5.450%, 4/01/05              No Opt. Call       AAA     3,165,549
        3,325 5.450%, 10/01/05              6/05 at 102       AAA     3,420,561

        3,160 Pontiac, Michigan,           No Opt. Call      BBB-     3,112,126
               Hospital Finance
               Authority, Hospital
               Revenue Refunding Bonds
               (NOMC Obligated Group),
               Series 1993, 5.800%,
               8/01/03

-------------------------------------------------------------------------------
              Mississippi - 1.8%

        5,000 Mississippi Higher           No Opt. Call        A2     5,015,900
               Education Assistance
               Corporation, Student
               Loan Revenue Bonds,
               Series 2000B-3, 5.450%,
               3/01/10 (Alternative
               Minimum Tax)

              Mississippi Hospital
              Equipment and Facilities
              Authority, Revenue
              Refunding Bonds, Series
              1995 (Mississippi Baptist
              Medical Center):
        1,690 5.350%, 5/01/03              No Opt. Call       AAA     1,720,606
        1,000 5.400%, 5/01/04              No Opt. Call       AAA     1,024,460

-------------------------------------------------------------------------------
              Missouri - 2.3%

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Lutheran Senior
              Services), Series 1997:
          500 5.200%, 2/01/04              No Opt. Call       N/R       496,310
          600 5.300%, 2/01/05              No Opt. Call       N/R       593,508
          600 5.400%, 2/01/06              No Opt. Call       N/R       592,434
          700 5.500%, 2/01/07              No Opt. Call       N/R       690,095

        4,000 The Industrial               No Opt. Call        A3     4,005,680
               Development Authority of
               the County of St. Louis,
               Missouri, Multifamily
               Housing Revenue
               Refunding Bonds (Equity
               Residential/Pinetree
               Apartments), Series
               1999A, 5.200%, 11/15/29
               (Mandatory put 11/15/04)

        3,285 The City of St. Louis,        1/03 at 101      BBB-     3,301,261
               Missouri, Letter of
               Intent Double Revenue
               Bonds, Series 2000
               (Lambert-St. Louis
               International Airport
               Project), 6.000%,
               1/01/08

          110 The City of St. Louis,       No Opt. Call       N/R       111,570
               Missouri, Regional
               Convention and Sports
               Complex Authority,
               Convention and Sports
               Facility Project Bonds,
               Series C of 1991,
               7.750%, 8/15/01


--------------------------------------------------------------------------------
41

                 Portfolio of Investments (Unaudited)
                 Nuveen Limited Term Municipal Bond Fund (continued) October 31, 2000

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Montana - 0.7%

 $      3,000 City of Forsyth, Rosebud     No Opt. Call        A- $   2,948,100
               County, Montana,
               Pollution Control
               Revenue Refunding Bonds
               (Portland General
               Electric Company
               Projects), Series 1998B,
               4.750%, 5/01/33
               (Alternative Minimum
               Tax)
               (Mandatory put 5/01/03)

-------------------------------------------------------------------------------
              Nebraska - 2.0%

        4,125 American Public Energy       No Opt. Call       AAA     3,776,355
               Agency, Gas Supply
               Revenue Bonds (Nebraska
               Public Gas Agency -
                Western A Project),
               1999 Series A, 4.450%,
               6/01/08

        5,000 Energy America               No Opt. Call       N/R     4,806,000
               (Nebraska), Natural Gas
               Revenue Bonds (Nebraska
               Public Gas Agency
               Project), Series 1998B,
               5.450%, 4/15/08

-------------------------------------------------------------------------------
              Nevada - 0.5%

        2,000 Las Vegas Convention and     No Opt. Call       AAA     2,094,560
               Visitors Authority,
               Nevada, Revenue Bonds,
               Series 1999, 5.500%,
               7/01/09

-------------------------------------------------------------------------------
              New Hampshire - 0.2%

          505 New Hampshire Higher         No Opt. Call      BBB+       506,712
               Educational and Health
               Facilities Authority,
               Hospital Revenue Bonds,
               St. Joseph Hospital
               Issue, Series 1991,
               7.250%, 1/01/01

          215 New Hampshire Housing        No Opt. Call       Aa3       215,320
               Finance Authority,
               Single Family
               Residential Mortgage
               Bonds, 1991 Series D,
               6.450%, 1/01/01
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              New Jersey - 5.4%

              Higher Education Student
              Assistance Authority of
              the State of New Jersey,
              Student Loan Revenue
              Bonds, 2000 Series A:
        5,000 5.750%, 6/01/09              No Opt. Call       AAA     5,235,800
               (Alternative Minimum
               Tax)
        4,480 5.800%, 6/01/10              No Opt. Call       AAA     4,692,710
               (Alternative Minimum
               Tax)
        4,930 5.900%, 6/01/11              12/10 at 100       AAA     5,212,883
               (Alternative Minimum
               Tax)

              New Jersey Health Care
              Facilities Financing
              Authority, Bayonne
              Hospital Obligated Group,
              Revenue Bonds,
              Series 1994:
        1,000 5.800%, 7/01/01              No Opt. Call       AAA     1,009,231
          790 5.900%, 7/01/02              No Opt. Call       AAA       808,122

        3,230 New Jersey Economic          No Opt. Call       AAA     3,348,476
               Development Authority,
               Insured Revenue Bonds
               (Educational Testing
               Service Issue), Series
               1995B, 5.500%, 5/15/05

          355 New Jersey Higher            No Opt. Call       BBB       359,161
               Educational Facilities
               Authority, Higher
               Educational Facilities
               Revenue Bonds, Saint
               Peters College Issue,
               1992 Series B, 6.200%,
               7/01/01

              New Jersey Educational
              Facilities Authority,
              Stevens Institute of
              Technology Issue, Revenue
              Bonds, 1992 Series A:
          995 6.200%, 7/01/01              No Opt. Call         A     1,004,900
        1,165 6.300%, 7/01/02              No Opt. Call         A     1,193,799

          550 New Jersey Educational       No Opt. Call       BBB       539,336
               Facilities Authority,
               Revenue Bonds, Saint
               Peters College Issue,
               1998 Series B,
               5.000%, 7/01/08

-------------------------------------------------------------------------------
              New York - 18.3%

              Albany Housing Authority,
              City of Albany, New York,
              Limited Obligation Bonds,
              Series 1995:
          500 5.100%, 10/01/01             No Opt. Call      Baa1       500,610
          700 5.250%, 10/01/02             No Opt. Call      Baa1       702,877
          750 5.400%, 10/01/03             No Opt. Call      Baa1       755,408
          750 5.500%, 10/01/04             No Opt. Call      Baa1       756,128
        1,000 5.600%, 10/01/05             No Opt. Call      Baa1     1,008,180
          500 5.700%, 10/01/06             10/05 at 102      Baa1       505,015
          700 5.850%, 10/01/07             10/05 at 102      Baa1       704,263

              City of Jamestown,
              Chautauqua County, New
              York, Public Improvement
              Serial Bonds, 1991 Series
              A:
          150 7.000%, 3/15/04              No Opt. Call      Baa3       159,791
          750 7.000%, 3/15/05              No Opt. Call      Baa3       809,265

        1,000 Metropolitan                 No Opt. Call         A     1,033,430
               Transportation
               Authority, New York,
               Transit Facilities
               Service Contract Bonds,
               Series N,
               6.625%, 7/01/02

        4,325 County of Nassau, New        No Opt. Call      BBB-     4,524,037
               York, General
               Obligations, Serial
               General Improvement
               Bonds, Series F,
               7.000%, 3/01/03


--------------------------------------------------------------------------------
42

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              New York (continued)

 $      2,750 The City of New York,        No Opt. Call         A $   3,220,415
               General Obligation
               Bonds, Fiscal 1991
               Series B, 8.250%,
               6/01/06

        1,000 The City of New York,        No Opt. Call         A     1,058,700
               General Obligation
               Bonds, Fiscal 1996
               Series E, 6.500%,
               2/15/04

              The City of New York,
              General Obligation Bonds,
              Fiscal 1996 Series G:
        3,000 5.700%, 2/01/03              No Opt. Call         A     3,077,610
          500 5.750%, 2/01/06              No Opt. Call         A       525,440

        2,800 The City of New York,        No Opt. Call         A     3,041,472
               General Obligation
               Bonds, Fiscal 1996
               Series I, 6.500%,
               3/15/06

        3,000 The City of New York,        No Opt. Call         A     3,088,350
               General Obligation
               Bonds, Fiscal 1997
               Series H, 5.400%,
               8/01/04

        4,000 The City of New York,        No Opt. Call       Aaa     4,090,800
               General Obligation
               Bonds, Fiscal 1995
               Series F, 6.100%,
               2/15/02

        5,000 The City of New York,        No Opt. Call         A     5,207,300
               General Obligation
               Bonds, Fiscal 1997
               Series I, 5.625%,
               4/15/05

        1,000 Dormitory Authority of       11/00 at 102         A     1,015,850
               the State of New York,
               State University
               Educational Facilities
               Revenue Bonds,
               Series 1990A, 7.400%,
               5/15/01

        5,555 Dormitory Authority of       No Opt. Call         A     6,465,020
               the State of New York,
               State University
               Educational Facilities,
               Revenue Bonds,
               Series 1990B, 7.500%,
               5/15/11

        2,900 Dormitory Authority of       No Opt. Call        A-     2,943,384
               the State of New York,
               Department of Health of
               the State of New York,
               Refunding Bonds, 1990
               Issue, 6.750%, 7/01/01

        2,000 Dormitory Authority of       No Opt. Call        A-     2,156,140
               the State of New York,
               State University
               Educational Facilities
               Revenue Bonds,
               Series 1995A, 6.500%,
               5/15/05

        1,000 Dormitory Authority of        7/06 at 102      Baa2       998,860
               the State of New York,
               NYACK Hospital Revenue
               Bonds, Series 1996,
               6.000%, 7/01/06

        3,315 Dormitory Authority of       No Opt. Call         A     3,468,020
               the State of New York,
               City University System
               Consolidated Third
               General Resolution
               Bonds, 1996 Series 2,
               6.000%, 7/01/04

        5,000 New York State Housing       No Opt. Call         A     5,165,600
               Finance Agency, Health
               Facilities Revenue Bonds
               (New York City), 1996
               Series A Refunding,
               5.875%, 5/01/04

        1,265 New York State Urban         No Opt. Call         A     1,340,521
               Development Corporation,
               Project Revenue Bonds
               (Center for Industrial
               Innovation), 1995
               Refunding Series,
               6.250%, 1/01/05

        1,000 New York State Urban         No Opt. Call         A     1,008,080
               Development Corporation,
               Correctional Capital
               Facilities Revenue
               Bonds, 1993 Refunding
               Series, 5.250%, 1/01/02

        3,700 The Port Authority of New    No Opt. Call       N/R     3,852,588
               York and New Jersey,
               Special Project Bonds,
               Series 4, KIAC Partners
               Project, 7.000%,
               10/01/07 (Alternative
               Minimum Tax)

        3,035 The Port Authority of New    No Opt. Call       AAA     3,216,341
               York and New Jersey,
               Special Project Bonds,
               Series 6, JFK
               International Air
               Terminal LLC Project,
               6.000%, 12/01/05
               (Alternative Minimum
               Tax)

        1,400 Suffolk County Industrial    No Opt. Call       N/R     1,337,630
               Development Agency (New
               York), 1998 Industrial
               Development Revenue
               Bonds (Nissequogue Cogen
               Partners Facility),
               4.875%, 1/01/08
               (Alternative Minimum
               Tax)

        7,265 Suffolk County Industrial    No Opt. Call       AAA     7,862,183
               Development Agency,
               Solid Waste Disposal
               Facility Revenue Bonds
               (Ogden Martin Systems of
               Huntington - Limited
               Partnership Resource
               Recovery Facility),
               Series 1999, 5.950%,
               10/01/09 (Alternative
               Minimum Tax)

        3,700 Tonawanda Housing            No Opt. Call       N/R     3,701,961
               Authority, New York,
               Housing Revenue Bonds
               (Kibler Senior Housing -
                L.P. Project),
               Series 1999B Bonds,
               6.250%, 9/01/01

-------------------------------------------------------------------------------
              North Carolina - 1.3%

        5,475 North Carolina Municipal      1/03 at 102      BBB+     5,622,332
               Power Agency Number 1,
               Catawba Electric Revenue
               Bonds, Series 1992,
               6.000%, 1/01/05

-------------------------------------------------------------------------------
              Ohio - 6.3%

        6,745 Akron, Bath and Copley       No Opt. Call      Baa1     6,109,216
               Joint Township Hospital
               District, Ohio, Hospital
               Facilities Revenue
               Bonds, Series 1998A
               (Summa Health System
               Project), 5.000%,
               11/15/08

          500 City of Barberton, Ohio,     No Opt. Call      A***       501,745
               Hospital Facilities
               Revenue Bonds, Series
               1992 (The Barberton
               Citizens Hospital
               Company Project),
               6.550%, 1/01/01

              City of Cambridge, Ohio,
              Hospital Revenue
              Refunding Bonds, Series
              1991 (Guernsey Memorial
              Hospital Project):
          640 7.750%, 12/01/00             No Opt. Call       BBB       641,510
          680 7.850%, 12/01/01             No Opt. Call       BBB       699,638


--------------------------------------------------------------------------------
43

                 Portfolio of Investments (Unaudited)
                 Nuveen Limited Term Municipal Bond Fund (continued) October 31, 2000

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Ohio (continued)

              Cleveland-Cuyahoga County
              Port Authority,
              Subordinate Refunding
              Revenue Bonds, Series
              1997 (Rock and Roll Hall
              of Fame and Museum
              Project):
 $        850 5.000%, 12/01/01             No Opt. Call       N/R $     850,714
        1,000 5.100%, 12/01/02             No Opt. Call       N/R     1,001,460
          750 5.350%, 12/01/04             No Opt. Call       N/R       756,713
          335 5.600%, 12/01/06             No Opt. Call       N/R       341,074

              County of Cuyahoga, Ohio,
              Hospital Revenue Bonds
              (Meridia Health System),
              Series 1995:
          795 5.850%, 8/15/01              No Opt. Call       AAA       804,214
          735 5.950%, 8/15/02              No Opt. Call       AAA       754,272

              County of Lucas, Ohio,
              Hospital Facilities
              Revenue Bonds, Series
              1993 (Flower Hospital):
          370 5.800%, 12/01/01             No Opt. Call    N/R***       375,084
          790 5.900%, 12/01/02             No Opt. Call    N/R***       811,014
          435 6.000%, 12/01/03             No Opt. Call    N/R***       452,113

        1,000 Miami County, Ohio,          No Opt. Call       BBB       996,760
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996C, 6.000%,
               5/15/06

          375 State of Ohio, State         12/00 at 100        A-       375,769
               Economic Development
               Revenue Bonds (Ohio
               Enterprise Bond Fund),
               Series 1991-2 and Series
               1991-3 (Superior Forge
               and Steel Corporation),
               7.250%, 6/01/01
               (Alternative Minimum
               Tax)

        3,825 State of Ohio, Elementary    No Opt. Call       AAA     3,900,965
               and Secondary Education
               Capital Facilities
               Bonds, Series 1995A,
               5.700%, 6/01/02

              County of Sandusky, Ohio,
              Hospital Facilities
              Revenue Refunding Bonds,
              Series 1998 (Memorial
              Hospital):
          910 4.500%, 1/01/01              No Opt. Call      BBB-       909,236
        1,030 4.600%, 1/01/02              No Opt. Call      BBB-     1,023,078
        1,375 4.700%, 1/01/03              No Opt. Call      BBB-     1,356,355
        1,460 4.800%, 1/01/04              No Opt. Call      BBB-     1,427,048
        1,030 4.900%, 1/01/05              No Opt. Call      BBB-       996,855
          830 5.000%, 1/01/06              No Opt. Call      BBB-       797,721
          450 5.050%, 1/01/07              No Opt. Call      BBB-       428,643
          750 5.100%, 1/01/09               1/08 at 102      BBB-       695,963

-------------------------------------------------------------------------------
              Oklahoma - 0.7%

        3,120 Oklahoma Industries          No Opt. Call       BBB     3,044,496
               Authority, Hospital
               Revenue Bonds (Deaconess
               Health Care Corporation
               Project), Series 1997A,
               5.250%, 10/01/07

-------------------------------------------------------------------------------
              Pennsylvania - 7.7%

        2,000 Allegheny County Airport     No Opt. Call       AAA     2,079,680
               Authority
               (Pennsylvania), Airport
               Refunding Revenue Bonds,
               Series 1999 (Pittsburgh
               International Airport),
               5.625%, 1/01/10
               (Alternative Minimum
               Tax)

        3,360 Delaware County Authority    11/05 at 100       Aaa     3,535,963
               (Pennsylvania), Health
               Facilities Revenue
               Bonds, Series 1993A
               (Mercy Health
               Corporation of
               Southeastern
               Pennsylvania Obligated
               Group), 6.000%, 11/15/07
               (Pre-refunded to
               11/15/05)

              Delaware County
              Industrial Development
              Authority (Pennsylvania),
              Refunding Revenue Bonds,
              Series A 1997 (Resource
              Recovery Facility):
        4,000 6.000%, 1/01/03              No Opt. Call       BB-     3,947,120
        4,000 6.500%, 1/01/08              No Opt. Call       BB-     3,910,240

        2,000 The Delaware Economic        No Opt. Call        A-     2,030,560
               Development Authority,
               Pollution Control
               Refunding Revenue Bonds
               (Delmarva Power and
               Light Company Project),
               Series 2000C, 5.500%,
               7/01/25 (Mandatory put
               7/01/10)

        2,155 The Delaware Economic        No Opt. Call        A-     2,195,794
               Development Authority,
               Pollution Control
               Refunding Revenue Bonds
               (Delmarva Power and
               Light Company Project),
               Series 2000D, 5.650%,
               7/01/28 (Alternative
               Minimum Tax)
               (Optional put 7/01/10)

        2,500 Frazier School District,     No Opt. Call     SP-1+     2,487,275
               Fayette County,
               Pennsylvania, General
               Obligation Bonds,
               4.800%, 8/15/03

        1,095 Redevelopment Authority      No Opt. Call       N/R     1,051,320
               of the City of
               Philadelphia
               (Pennsylvania),
               Multifamily Housing
               Mortgage Revenue Bonds,
               Series 1998A (Cricket
               Court Commons Project),
               5.600%, 4/01/08
               (Alternative Minimum Tax)

              Philadelphia Pennsylvania
              Hospitals and Higher
              Education Facilities
              Authority, Hospital
              Refunding Revenue Bonds,
              Pennsylvania Hospital:
        3,490 5.850%, 7/01/02              No Opt. Call   BBB+***     3,558,125
        2,020 6.050%, 7/01/04              No Opt. Call   BBB+***     2,107,607
        2,000 6.150%, 7/01/05              No Opt. Call   BBB+***     2,112,820

        4,225 Westmoreland County          No Opt. Call      Baa3     4,188,919
               Industrial Development
               Authority, Pennsylvania,
               Hospital Revenue Bonds,
               Series 1998 (Citizens
               General Hospital),
               4.750%, 7/01/03


--------------------------------------------------------------------------------
44

    Principal                             Optional Call
 Amount (000) Description                   Provisions* Ratings**  Market Value
-------------------------------------------------------------------------------
              Rhode Island - 1.0%

 $      4,035 Rhode Island Housing and     No Opt. Call       AAA $   4,101,860
               Mortgage Finance
               Corporation, Multifamily
               Housing Bonds, 1995
               Series A,
               5.350%, 7/01/03

-------------------------------------------------------------------------------
              Tennessee - 1.1%

              The Health and
              Educational Facilities
              Board of the Metropolitan
              Government of Nashville
              and Davidson County,
              Tennessee, Revenue
              Refunding Bonds, Series
              1998 (The Blakeford at
              Green Hills):
          400 5.150%, 7/01/05               7/03 at 102       N/R       384,640
          400 5.250%, 7/01/06               7/03 at 102       N/R       382,000
          500 5.300%, 7/01/07               7/03 at 102       N/R       473,125
          500 5.350%, 7/01/08               7/03 at 102       N/R       467,840
          500 5.400%, 7/01/09               7/03 at 102       N/R       467,875

        3,250 The Industrial               No Opt. Call       N/R     2,525,315
               Development Board of the
               Metropolitan Government
               of Nashville and
               Davidson County
               (Tennessee), Industrial
               Development Revenue
               Refunding and
               Improvement Bonds (Osco
               Treatment Systems Inc.
               Project), Series 1993,
               6.000%, 5/01/03
               (Alternative Minimum
               Tax)#

-------------------------------------------------------------------------------
              Texas - 2.2%

              Brazos Higher Education
              Authority, Inc., Student
              Loan Revenue Refunding
              Bonds, Series 1993A-1:
        1,510 5.900%, 12/01/00             No Opt. Call       Aaa     1,511,586
              (Alternative Minimum Tax)
        1,075 6.050%, 12/01/01             No Opt. Call       Aaa     1,091,329
              (Alternative Minimum Tax)

        2,000 Matagorda County             No Opt. Call      Baa1     1,992,500
               Navigation District
               Number One (Texas),
               Revenue Refunding Bonds
               (Reliant Energy
               Incorporated Project),
               Series 1999C, 5.200%,
               5/01/29 (Mandatory put
               11/01/02)

        1,325 North Central Texas           2/01 at 100       BBB     1,300,806
               Health Facilities
               Development Corporation,
               Health Facilities
               Development Revenue
               Bonds (C.C. Young
               Memorial Home Project),
               Series 1996, 5.700%,
               2/15/03

          445 The City of Pasadena          4/01 at 100         A       448,524
               Industrial Development
               Corporation (Texas),
               Economic Development
               Revenue Bonds, Series
               1991 (Universities Space
               Research Association -
                Lunar and Planetary
               Institute Project),
               7.050%, 10/01/01

          500 The State of Texas, Texas    No Opt. Call         A       504,370
               College Student Loan
               Senior Lien Revenue
               Bonds, Series 1991,
               7.100%, 4/01/01
               (Alternative Minimum
               Tax)

              Tyler Health Facilities
              Development Corporation
              (Texas), Hospital Revenue
              Bonds (Mother Frances
              Hospital Regional
              Healthcare Center
              Project), Series 1997A:
        1,650 5.125%, 7/01/05               7/02 at 100      Baa2     1,590,089
        1,100 5.200%, 7/01/06               7/02 at 100      Baa2     1,051,853

-------------------------------------------------------------------------------
              Vermont - 0.5%

              Vermont Student
              Assistance Corporation,
              Education Loan Finance
              Program Revenue Bonds,
              1992 Series A-3:
        1,000 5.900%, 12/15/00             No Opt. Call       AAA     1,001,390
              (Alternative Minimum Tax)
        1,000 6.050%, 12/15/01             No Opt. Call       AAA     1,014,370
              (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Virgin Islands - 0.6%

          450 Virgin Islands Port           9/02 at 101       BBB       431,555
               Authority, Airport
               Revenue Bonds, Refunding
               Series 1998A, 4.500%,
               9/01/05

        2,070 Virgin Islands Water and     No Opt. Call       N/R     2,070,352
               Power Authority,
               Electric System Revenue
               and Refunding Bonds,
               1998 Series,
               5.250%, 7/01/06

-------------------------------------------------------------------------------
              Virginia - 0.7%

        2,850 Newport News                  5/05 at 102       AAA     2,909,138
               Redevelopment and
               Housing Authority,
               Multifamily Housing
               Revenue Bonds
               (Fredericksburg - Oxford
               Project), Series 1997A,
               5.550%, 5/01/27
               (Mandatory put 5/01/07)

-------------------------------------------------------------------------------
              Washington - 2.3%
        4,160 The City of Seattle,         No Opt. Call       AAA     4,341,709
               Washington, Solid Waste
               Revenue Refunding Bonds,
               Series 1999, 5.500%,
               8/01/07

        1,670 Washington Health Care       No Opt. Call       AAA     1,717,745
               Facilities Authority,
               Revenue Bonds, Series
               1992 (The Children's
               Hospital and Medical
               Center, Seattle),
               6.000%, 10/01/02

        3,500 Washington Public Power      No Opt. Call       AAA     3,785,634
               Supply System, Nuclear
               Project No. 2 Refunding
               Revenue Bonds, Series
               1997A, 6.000%, 7/01/09


--------------------------------------------------------------------------------
45

                 Portfolio of Investments (Unaudited)
                 Nuveen Limited Term Municipal Bond Fund (continued) October 31, 2000

    Principal                           Optional Call
 Amount (000) Description                 Provisions* Ratings**  Market Value
-----------------------------------------------------------------------------
              Wisconsin - 0.3%

 $      1,155 Wisconsin Health and       No Opt. Call       AAA $   1,157,744
               Educational Facilities
               Authority, Revenue
               Bonds, Series 1993A
               (Lutheran
               Hospital - La Crosse,
               Inc.), 5.300%, 2/15/01

-----------------------------------------------------------------------------
 $    428,150 Total Investments (cost                             428,466,299
               $425,714,719) - 99.6%
-----------------------------------------------------------------------------
------------
              Other Assets Less                                     1,932,212
               Liabilities - 0.4%
         --------------------------------------------------------------------
              Net Assets - 100%                                 $ 430,398,511
         --------------------------------------------------------------------

         * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call pro-visions at varying prices at later dates.
         ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         # Non-income producing security, in the case of a bond, generally de-notes that issuer has defaulted on the payment of principal or in-terest or has filed for bankruptcy.
         N/R Investment is not rated.





                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
46

                 Statement of Net Assets (Unaudited)
                 October 31, 2000

                                                                                        Intermediate
                                                 High Yield All-American      Insured       Duration Limited Term
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                          $19,815,238 $339,405,599 $772,024,658 $2,665,639,269 $428,466,299
Temporary investments in short-term municipal
 securities, at amortized cost, which
 approximates market value                               --    7,500,000           --             --           --
Cash                                                     --    4,140,413           --             --           --
Receivables:
 Interest                                           509,495    6,083,893   14,644,659     50,482,209    7,481,641
 Investments sold                                   318,059       30,800      116,382     28,143,619      470,000
 Shares sold                                         43,421      690,643       78,528        587,638        5,029
Other assets                                             40        2,092       20,063         67,318       10,236
-----------------------------------------------------------------------------------------------------------------
  Total assets                                   20,686,253  357,853,440  786,884,290  2,744,920,053  436,433,205
-----------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                      973,554           --    1,264,031      1,313,313    4,018,883
Payables:
 Investments purchased                                   --           --    4,415,455     16,454,061           --
 Shares redeemed                                     52,457      503,495      601,147      2,023,451      756,752
Accrued expenses:
 Management fees                                      9,642      146,869      314,512      1,036,736      159,974
 12b-1 distribution and service fees                  6,928      111,403       40,853         47,584       94,400
 Other                                               32,346      152,545      329,417      1,077,690      152,139
Dividends payable                                    31,640      455,761    2,168,438      8,494,512      852,546
-----------------------------------------------------------------------------------------------------------------
  Total liabilities                               1,106,567    1,370,073    9,133,853     30,447,347    6,034,694
-----------------------------------------------------------------------------------------------------------------
Net assets                                      $19,579,686 $356,483,367 $777,750,437 $2,714,472,706 $430,398,511
-----------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                      $ 7,761,618 $253,293,208 $111,426,222 $  164,760,954 $359,397,260
Shares outstanding                                  415,950   24,014,289   10,554,469     18,049,466   34,234,227
Net asset value and redemption price per share  $     18.66 $      10.55 $      10.56 $         9.13 $      10.50
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20%,
 4.20%, 4.20%, 3.00%* and 2.50%, respectively,
 of offering price)                             $     19.48 $      11.01 $      11.02 $         9.41 $      10.77
-----------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                      $ 5,473,689 $ 34,700,652 $ 19,262,133 $   12,181,063          N/A
Shares outstanding                                  293,619    3,287,951    1,823,904      1,333,950          N/A
Net asset value, offering and redemption price
 per share                                      $     18.64 $      10.55 $      10.56 $         9.13          N/A
-----------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                      $ 2,305,405 $ 64,428,234 $ 10,983,554 $   17,507,084 $ 70,590,081
Shares outstanding                                  123,582    6,116,482    1,049,273      1,918,817    6,733,349
Net asset value, offering and redemption price
 per share                                      $     18.65 $      10.53 $      10.47 $         9.12 $      10.48
-----------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                      $ 4,038,974 $  4,061,273 $636,078,528 $2,520,023,605 $    411,170
Shares outstanding                                  216,356      384,786   60,463,514    275,827,421       39,253
Net asset value, offering and redemption price
 per share                                      $     18.67 $      10.55 $      10.52 $         9.14 $      10.47
-----------------------------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.
*Effective October 30, 2000, the maximum sales charge on Class A Shares for
  Intermediate Duration was decreased from 4.20% to 3.00%.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
47

                 Statement of Operations (Unaudited)
                 Six Months Ended October 31, 2000

                                                                 Intermediate
                          High Yield  All-American      Insured      Duration  Limited Term
--------------------------------------------------------------------------------------------
Investment Income           $638,673   $11,112,920  $23,454,199  $ 76,503,799   $12,127,876
--------------------------------------------------------------------------------------------
Expenses
Management fees               51,414       876,198    1,862,406     6,044,824       975,748
12b-1 service fees -
  Class A                      6,237       256,118      111,386       121,032       373,437
12b-1 distribution and
 service fees - Class B       19,694       160,088       85,833        56,462           N/A
12b-1 distribution and
 service fees - Class C        7,984       247,312       41,498        28,091       204,182
Shareholders' servicing
 agent fees and expenses       4,479       205,794      384,306     1,329,121       150,768
Custodian's fees and
 expenses                     23,109        58,232       84,833       161,046        70,993
Trustees' fees and
 expenses                        566         4,466       12,287        34,741         7,877
Professional fees              8,847         8,676       24,468        87,674         9,096
Shareholders' reports -
  printing and mailing
 expenses                      1,526        91,146       51,750       170,019        50,086
Federal and state
 registration fees            13,969        38,630       34,267        35,356        19,848
Portfolio insurance
 expense                          --            --        3,902            --            --
Other expenses                   294        10,026       18,974        58,548        15,607
--------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit
 and expense
 reimbursement               138,119     1,956,686    2,715,910     8,126,914     1,877,642
 Custodian fee credit         (3,156)      (28,237)     (26,246)     (113,374)       (5,200)
 Expense reimbursement        (2,527)           --           --            --            --
--------------------------------------------------------------------------------------------
Net expenses                 132,436     1,928,449    2,689,664     8,013,540     1,872,442
--------------------------------------------------------------------------------------------
Net investment income        506,237     9,184,471   20,764,535    68,490,259    10,255,434
--------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                (10,869)   (2,805,612)  (1,264,085)    2,575,385    (1,535,177)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 120,580    10,250,721   16,704,141    62,781,440     7,806,431
--------------------------------------------------------------------------------------------
Net gain from
 investments                 109,711     7,445,109   15,440,056    65,356,825     6,271,254
--------------------------------------------------------------------------------------------
Net increase in net
 assets from operations     $615,948   $16,629,580  $36,204,591  $133,847,084   $16,526,688
--------------------------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48

                 Statement of Changes in Net Assets (Unaudited)

                                     High Yield                     All-American
                          ----------------------------------  --------------------------
                                       For the Period 6/7/99
                           Six Months          (commencement    Six Months
                                Ended         of operations)         Ended    Year Ended
                             10/31/00        through 4/30/00      10/31/00       4/30/00
-----------------------------------------------------------------------------------------
Operations
Net investment income     $   506,237            $   457,726  $  9,184,471  $ 20,426,467
Net realized gain (loss)
 from investment
 transactions                 (10,869)              (134,825)   (2,805,612)   (9,176,255)
Net change in unrealized
 appreciation or
 depreciation of
 investments                  120,580               (173,198)   10,250,721   (31,918,526)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                   615,948                149,703    16,629,580   (20,668,314)
-----------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                     (195,822)              (138,627)   (6,877,844)  (15,132,046)
 Class B                     (114,103)               (54,913)     (778,103)   (1,566,028)
 Class C                      (62,287)               (38,436)   (1,587,528)   (3,562,122)
 Class R                     (152,248)              (182,520)      (86,280)     (162,902)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                           --                     --            --      (654,193)
 Class B                           --                     --            --       (80,183)
 Class C                           --                     --            --      (170,189)
 Class R                           --                     --            --        (6,542)
-----------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                (524,460)              (414,496)   (9,329,755)  (21,334,205)
-----------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares
 issued in the
 reorganization of
 Intermediate                      --                     --            --            --
Net proceeds from sale
 of shares                  6,881,007             16,959,330    28,405,292   181,144,650
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                157,063                 74,830     2,686,416     6,218,778
-----------------------------------------------------------------------------------------
                            7,038,070             17,034,160    31,091,708   187,363,428
Cost of shares redeemed    (2,250,275)            (2,168,964)  (44,136,221) (209,948,809)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         4,787,795             14,865,196   (13,044,513)  (22,585,381)
-----------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets              4,879,283             14,600,403    (5,744,688)  (64,587,900)
Net assets at the
 beginning of period       14,700,403                100,000   362,228,055   426,815,955
-----------------------------------------------------------------------------------------
Net assets at the end of
 period                    19,579,686            $14,700,403  $356,483,367  $362,228,055
-----------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period        $    25,007            $    43,230  $   (141,339) $      3,945
-----------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49

                                     Insured                    Intermediate Duration
                          -------------------------------  ---------------------------------
                          Six Months Ended     Year Ended  Six Months Ended       Year Ended
                                  10/31/00        4/30/00          10/31/00          4/30/00
---------------------------------------------------------------------------------------------
Operations
Net investment income         $ 20,764,535  $  42,500,958    $   68,490,259  $   143,921,343
Net realized gain (loss)
 from investment
 transactions                   (1,264,085)   (13,652,989)        2,575,385         (110,449)
Net change in unrealized
 appreciation or
 depreciation of
 investments                    16,704,141    (47,069,065)       62,781,440     (203,225,001)
---------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                     36,204,591    (18,221,096)      133,847,084      (59,414,107)
---------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                        (2,857,217)    (5,693,646)       (2,966,677)      (5,987,666)
 Class B                          (391,810)      (682,632)         (250,906)        (487,535)
 Class C                          (252,041)      (502,115)         (157,957)        (319,952)
 Class R                       (17,049,403)   (35,829,096)      (65,134,715)    (135,743,405)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --       (219,264)               --         (157,870)
 Class B                                --        (31,576)               --          (16,016)
 Class C                                --        (21,487)               --           (9,618)
 Class R                                --     (1,310,350)               --       (3,372,922)
---------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                  (20,550,471)   (44,290,166)      (68,510,255)    (146,094,984)
---------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares
 issued in the
 reorganization of
 Intermediate                           --             --        54,282,203               --
Net proceeds from sale
 of shares                      26,953,216     75,557,406        62,566,503      138,202,949
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                  13,009,185     28,547,915        50,631,414      109,843,012
---------------------------------------------------------------------------------------------
                                39,962,401    104,105,321       167,480,120      248,045,961
Cost of shares redeemed        (52,491,994)  (127,729,604)     (148,704,474)    (383,886,721)
---------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions            (12,529,593)   (23,624,283)       18,775,646     (135,840,760)
---------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets                   3,124,527    (86,135,545)       84,112,475     (341,349,851)
Net assets at the
 beginning of period           774,625,910    860,761,455     2,630,360,231    2,971,710,082
---------------------------------------------------------------------------------------------
Net assets at the end of
 period                       $777,750,437  $ 774,625,910    $2,714,472,706  $ 2,630,360,231
---------------------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of period            $    574,314  $     360,250    $    2,518,216  $     2,643,271
---------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
50

                                                      Limited Term
                                              ------------------------------
                                              Six Months Ended    Year Ended
                                                      10/31/00       4/30/00
-----------------------------------------------------------------------------
Operations
Net investment income                             $ 10,255,434  $ 23,422,039
Net realized gain (loss) from investment
 transactions                                       (1,535,177)   (2,224,238)
Net change in unrealized appreciation or
 depreciation of investments                         7,806,431   (24,703,249)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                         16,526,688    (3,505,448)
-----------------------------------------------------------------------------
Distributions to Shareholders
From and in excess of net investment income:
 Class A                                            (8,677,217)  (19,204,675)
 Class B                                                   N/A           N/A
 Class C                                            (1,605,756)   (3,701,545)
 Class R                                                (9,015)      (35,237)
From accumulated net realized gains from
 investment transactions:
 Class A                                                    --            --
 Class B                                                   N/A           N/A
 Class C                                                    --            --
 Class R                                                    --            --
-----------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                      (10,291,988)  (22,941,457)
-----------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from shares issued in the
 reorganization of Intermediate                             --            --
Net proceeds from sale of shares                    13,390,835   123,966,719
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                       4,986,726    10,258,381
-----------------------------------------------------------------------------
                                                    18,377,561   134,225,100
Cost of shares redeemed                            (54,585,151) (192,794,704)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from
 Fund share transactions                           (36,207,590)  (58,569,604)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets              (29,972,890)  (85,016,509)
Net assets at the beginning of period              460,371,401   545,387,910
-----------------------------------------------------------------------------
Net assets at the end of period                   $430,398,511  $460,371,401
-----------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period           $    671,282  $    705,378
-----------------------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.



                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the "Trust") is an open-end, diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen High Yield Municipal Bond Fund ("High Yield"), Nuveen All-American Municipal Bond Fund ("All-American"), Nuveen Insured Munic-ipal Bond Fund ("Insured"), Nuveen Intermediate Duration Municipal Bond Fund ("Intermediate Duration") and Nuveen Limited Term Municipal Bond Fund ("Limited Term") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

After the close of business on October 27, 2000, Intermediate Duration acquired all of the net assets of Nuveen Intermediate Municipal Bond Fund ("Intermedi-ate") pursuant to a plan of reorganization previously approved by the share-holders of Intermediate. The acquisition was accomplished by a tax-free ex-change of Class A, C and R Shares of Intermediate Duration for the outstanding Class A, C and R Shares of Intermediate on October 27, 2000. Intermediate's net assets of $54,282,203 at that date included $75,643 of net unrealized deprecia-tion which was combined with that of Intermediate Duration. The combined net assets of Intermediate Duration immediately after the acquisition were $2,715,429,004.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital apprecia-tion. Under normal circumstances, at least 65% of the Fund's assets will be in-vested in medium to low-quality municipal bonds and may also invest in de-faulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diver-sified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal secu-rities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, matu-rity and rating, indications of value from securities dealers and general mar-ket conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amor-tized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custo-dian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commit-ments. At October 31, 2000, Insured and Intermediate Duration had outstanding when-issued purchase commitments of $4,415,455 and $13,868,200, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties when required for federal income tax purposes.

--------------------------------------------------------------------------------
52

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distri-butions in excess of net investment income, distributions in excess of net re-alized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund in-tends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capi-tal gains and/or market discount from investment transactions. The Funds cur-rently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to sat-isfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Flexible Sales Charge Program
Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after pur-chase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances, or by specified classes of investors.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended October 31, 2000, All-American invested in inverse float-ing rate securities for the purpose of enhancing portfolio yield. Floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an in-verse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the in-terest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines the interest rate on the inverse floating rate security rises. The price of an inverse floating rate se-curity will be more volatile than that of a fixed rate security since the in-terest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. High Yield, Insured, Intermediate Duration and Limited Term did not invest in any such securities during the six months ended October 31, 2000.

Expense Allocation
Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.


--------------------------------------------------------------------------------
53

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                                        High Yield
                                                                     ---------------------------------------------------
                                                                                                For the Period 6/7/99
                                                                                                   (commencement of
                                                                        Six Months Ended         operations) through
                                                                            10/31/00                   4/30/00
                                                                     ------------------------  -------------------------
                                                                         Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                                133,965  $  2,484,578      372,419  $  6,981,810
 Class B                                                                176,172     3,258,708      143,463     2,700,166
 Class C                                                                 31,256       579,200       89,209     1,682,683
 Class R                                                                 30,173       558,521      293,122     5,594,671
Shares issued to shareholders due to reinvestment of distributions:
 Class A                                                                  3,054        56,776        1,545        28,819
 Class B                                                                  2,346        43,585        1,039        19,374
 Class C                                                                  1,194        22,186          686        12,769
 Class R                                                                  1,856        34,516          744        13,868
-------------------------------------------------------------------------------------------------------------------------
                                                                        380,016     7,038,070      902,227    17,034,160
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                                                 (5,493)     (102,024)     (90,790)   (1,684,324)
 Class B                                                                (17,603)     (326,452)     (13,048)     (243,122)
 Class C                                                                    (13)         (250)          --            --
 Class R                                                                (97,764)   (1,821,549)     (13,025)     (241,518)
-------------------------------------------------------------------------------------------------------------------------
                                                                       (120,873)   (2,250,275)    (116,863)   (2,168,964)
-------------------------------------------------------------------------------------------------------------------------
Net increase                                                            259,143  $  4,787,795      785,364  $ 14,865,196
-------------------------------------------------------------------------------------------------------------------------
                                                                                       All-American
                                                                     ---------------------------------------------------
                                                                        Six Months Ended              Year Ended
                                                                            10/31/00                   4/30/00
                                                                     ------------------------  -------------------------
                                                                         Shares        Amount       Shares        Amount
-------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                              1,616,399  $ 16,757,830   13,500,898  $143,864,405
 Class B                                                                364,887     3,794,347    1,285,393    13,894,140
 Class C                                                                534,488     5,560,718    1,934,386    20,659,552
 Class R                                                                219,466     2,292,397      257,212     2,726,553
Shares issued to shareholders due to reinvestment of distributions:
 Class A                                                                187,551     1,955,114      428,158     4,578,317
 Class B                                                                 24,255       253,077       48,556       517,927
 Class C                                                                 41,355       430,617       95,115     1,014,087
 Class R                                                                  4,557        47,608       10,212       108,447
-------------------------------------------------------------------------------------------------------------------------
                                                                      2,992,958    31,091,708   17,559,930   187,363,428
-------------------------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                                             (2,857,368)  (29,624,033) (16,168,225) (171,438,777)
 Class B                                                               (248,273)   (2,582,687)    (967,088)  (10,145,770)
 Class C                                                             (1,009,125)  (10,467,350)  (2,489,879)  (26,198,502)
 Class R                                                               (140,168)   (1,462,151)    (205,764)   (2,165,760)
-------------------------------------------------------------------------------------------------------------------------
                                                                     (4,254,934)  (44,136,221) (19,830,956) (209,948,809)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                              (1,261,976) $(13,044,513)  (2,271,026) $(22,585,381)
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
54

                                              Insured
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                10/31/00                    4/30/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                    821,061  $  8,587,558    3,086,726  $  32,667,905
 Class B                    334,828     3,507,467      731,514      7,722,423
 Class C                    137,100     1,425,757      563,538      5,837,176
 Class R                  1,291,662    13,432,434    2,795,012     29,329,902
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    155,993     1,630,426      332,542      3,509,791
 Class B                     16,907       176,783       30,531        321,893
 Class C                     14,257       147,746       29,369        306,993
 Class R                  1,061,567    11,054,230    2,317,838     24,409,238
------------------------------------------------------------------------------
                          3,833,375    39,962,401    9,887,070    104,105,321
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,029,065)  (10,736,807)  (2,672,467)   (28,212,038)
 Class B                   (174,064)   (1,813,301)    (334,945)    (3,509,444)
 Class C                   (173,637)   (1,800,704)    (511,995)    (5,290,567)
 Class R                 (3,671,401)  (38,141,182)  (8,674,594)   (90,717,555)
------------------------------------------------------------------------------
                         (5,048,167)  (52,491,994) (12,194,001)  (127,729,604)
------------------------------------------------------------------------------
Net increase (decrease)  (1,214,792) $(12,529,593)  (2,306,931) $ (23,624,283)
------------------------------------------------------------------------------

                                        Intermediate Duration
                         ------------------------------------------------------
                                                            Year Ended
                         Six Months Ended 10/31/00            4/30/00
                         --------------------------  --------------------------
                              Shares         Amount       Shares         Amount
--------------------------------------------------------------------------------
Shares issued in the
 reorganization of
 Intermediate:
 Class A                   4,771,218  $  43,524,282           --  $          --
 Class C                   1,104,409     10,073,465           --             --
 Class R                      74,987        684,456           --             --
Shares sold:
 Class A                   1,969,757     17,799,135    3,537,711     32,170,580
 Class B                     150,817      1,363,792      719,576      6,517,947
 Class C                     117,836      1,066,330      349,705      3,137,585
 Class R                   4,720,066     42,337,246   10,637,230     96,376,837
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                     219,888      1,981,675      452,979      4,113,838
 Class B                      13,512        121,842       27,021        245,091
 Class C                       8,795         79,212       21,778        197,700
 Class R                   5,370,362     48,448,685   11,574,998    105,286,383
--------------------------------------------------------------------------------
                          18,521,647    167,480,120   27,320,998    248,045,961
--------------------------------------------------------------------------------
Shares redeemed:
 Class A                  (2,004,636)   (18,134,594)  (3,476,596)   (31,284,034)
 Class B                    (127,773)    (1,150,919)    (502,732)    (4,466,044)
 Class C                     (89,792)      (810,769)    (345,467)    (3,101,371)
 Class R                 (14,270,304)  (128,608,192) (38,143,243)  (345,035,272)
--------------------------------------------------------------------------------
                         (16,492,505)  (148,704,474) (42,468,038)  (383,886,721)
--------------------------------------------------------------------------------
Net increase (decrease)    2,029,142  $  18,775,646  (15,147,040) $(135,840,760)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
55

                                           Limited Term
                         ----------------------------------------------------
                            Six Months Ended              Year Ended
                                10/31/00                    4/30/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                    972,999  $ 10,138,479    9,240,097  $  97,155,925
 Class C                    305,743     3,185,020    2,519,289     26,670,978
 Class R                      6,456        67,336       13,313        139,816
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    411,480     4,287,215      813,547      8,594,221
 Class C                     66,882       695,756      155,922      1,644,870
 Class R                        361         3,755        1,820         19,290
------------------------------------------------------------------------------
                          1,763,921    18,377,561   12,743,988    134,225,100
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (4,129,790)  (43,033,793) (14,974,195)  (157,240,634)
 Class C                 (1,109,632)  (11,551,358)  (3,301,074)   (34,601,230)
 Class R                         --            --      (90,620)      (952,840)
------------------------------------------------------------------------------
                         (5,239,422)  (54,585,151) (18,365,889)  (192,794,704)
------------------------------------------------------------------------------
Net increase (decrease)  (3,475,501) $(36,207,590)  (5,621,901) $ (58,569,604)
------------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 1, 2000, to shareholders of record on Novem-ber 9, 2000, as follows:

                       High     All-         Intermediate Limited
                      Yield American Insured     Duration    Term
-----------------------------------------------------------------
Dividend per share:
 Class A             $.1005   $.0470  $.0450       $.0380  $.0415
 Class B              .0885    .0405   .0385        .0325     N/A
 Class C              .0915    .0420   .0395        .0335   .0385
 Class R              .1035    .0485   .0465        .0395   .0435
-----------------------------------------------------------------

N/A - Limited Term is not authorized to issue Class B Shares.

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the six months ended Oc-tober 31, 2000, were as follows:

                                           All-             Intermediate     Limited
                         High Yield    American     Insured     Duration        Term
------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities             $6,004,671 $61,309,772 $98,723,488  $77,394,351 $50,112,300
 Long-term municipal
  securities acquired in
  the acquisition
  of Intermediate                --          --          --   53,652,345          --
 Short-term municipal
  securities                     --  23,900,000  25,000,000   19,800,000   7,850,000
Sales and maturities:
 Long-term municipal
  securities                992,267  81,936,317 115,692,429  120,464,829  83,522,064
 Short-term municipal
  securities                     --  16,400,000  25,000,000   19,800,000   7,850,000
------------------------------------------------------------------------------------

At October 31, 2000, the identified cost of investments owned for federal in-come tax purposes were as follows:

            High                             Intermediate
           Yield All-American      Insured       Duration Limited Term
----------------------------------------------------------------------
     $19,979,361 $345,956,561 $739,633,308 $2,546,440,064 $426,958,763
----------------------------------------------------------------------

--------------------------------------------------------------------------------
56

At April 30, 2000, the Funds' last fiscal year end, the following Funds had un-used capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

       High Yield All-American    Insured Limited Term
------------------------------------------------------
2003      $    --   $       -- $       --   $3,801,908
2008       23,319    5,472,809  5,599,414    1,014,670
------------------------------------------------------
 Total    $23,319   $5,472,809 $5,599,414   $4,816,578
------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2000, were as follows:

                                                          Intermediate
                   High Yield  All-American      Insured      Duration  Limited Term
-------------------------------------------------------------------------------------
Gross unrealized:
 appreciation       $ 429,229  $ 12,259,831  $41,523,083  $141,421,345   $ 7,103,370
 depreciation        (593,352)  (11,310,793)  (9,131,733)  (22,222,140)   (5,595,834)
-------------------------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)     $(164,123) $    949,038  $32,391,350  $119,199,205   $ 1,507,536
-------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth be-low which are based upon the average daily net assets of each Fund as follows:

                                    High Yield
Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .6000 of 1%
For the next $125 million           .5875 of 1
For the next $250 million           .5750 of 1
For the next $500 million           .5625 of 1
For the next $1 billion             .5500 of 1
For net assets over $2 billion      .5250 of 1
-----------------------------------------------

                                All-American, Insured &
                                  Intermediate Duration
Average Daily Net Assets                 Management Fee
--------------------------------------------------------
For the first $125 million                   .5000 of 1%
For the next $125 million                    .4875 of 1
For the next $250 million                    .4750 of 1
For the next $500 million                    .4625 of 1
For the next $1 billion                      .4500 of 1
For net assets over $2 billion               .4250 of 1
--------------------------------------------------------

                                  Limited Term
Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .4500 of 1%
For the next $125 million           .4375 of 1
For the next $250 million           .4250 of 1
For the next $500 million           .4125 of 1
For the next $1 billion             .4000 of 1
For net assets over $2 billion      .3750 of 1
-----------------------------------------------

--------------------------------------------------------------------------------
57

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the six months ended October 31, 2000, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                         Intermediate
                         High Yield All-American Insured     Duration Limited Term
----------------------------------------------------------------------------------
Sales charges collected     $27,472     $104,642 $85,992     $140,535      $33,253
Paid to authorized
 dealers                     22,639      104,642  85,992      123,479       33,253
----------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended October 31, 2000, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                                      Intermediate
                     High Yield All-American  Insured     Duration Limited Term
-------------------------------------------------------------------------------
Commission advances    $121,497     $172,197 $152,649      $54,772      $47,472
-------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares collected during the first year fol-lowing a purchase are retained by the Distributor. During the six months ended October 31, 2000, the Distributor retained such 12b-1 fees as follows:

                                                     Intermediate
                     High Yield All-American Insured     Duration Limited Term
------------------------------------------------------------------------------
12b-1 fees retained     $26,170     $170,832 $85,106      $54,931      $34,203
------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended October 31, 2000, as follows:

                                               Intermediate
               High Yield All-American Insured     Duration Limited Term
------------------------------------------------------------------------
CDSC retained      $2,889     $121,552 $65,852      $32,992      $21,486
------------------------------------------------------------------------

At October 31, 2000, The John Nuveen Company owned 1,250 shares of High Yield's Class A, B and C and 74,004 shares of High Yield's Class R.

7. Composition of Net Assets

At October 31, 2000, each Fund had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                                     Intermediate
                           High Yield  All-American       Insured        Duration Limited Term
-----------------------------------------------------------------------------------------------
Capital paid-in           $19,752,991  $363,954,088  $751,648,275  $2,589,940,918 $434,571,448
Undistributed (Over-
 distribution of) net
 investment income             25,007      (141,339)      574,314       2,518,216      671,282
Accumulated net realized
 gain (loss) from
 investment transactions     (145,694)  (11,983,561)  (15,000,939)      2,267,883   (7,595,799)
Net unrealized
 appreciation
 (depreciation) of
 investments                  (52,618)    4,654,179    40,528,787     119,745,689    2,751,580
-----------------------------------------------------------------------------------------------
Net assets                $19,579,686  $356,483,367  $777,750,437  $2,714,472,706 $430,398,511
-----------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
58

8. Investment Composition

At October 31, 2000, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                           Intermediate
                        High Yield  All-American  Insured      Duration  Limited Term
--------------------------------------------------------------------------------------
Basic Materials                  7%            2%      --%           --%           --%
Education and Civic
 Organizations                   6            10        5             1            16
Healthcare                      20            13       18            17            14
Housing/Multifamily              4             3        2             7            10
Housing/Single Family            1             5        8             5             1
Long-Term Care                  15             5       --            --             3
Tax Obligation/General           1             3        9             6             8
Tax Obligation/Limited           1            11       10            10            12
Transportation                  14            16        5             8             7
U.S. Guaranteed                 --            14       32            16             7
Utilities                       30            11        7            21            17
Water and Sewer                 --             4        3             8             1
Other                            1             3        1             1             4
--------------------------------------------------------------------------------------
                               100%          100%     100%          100%          100%
--------------------------------------------------------------------------------------

Certain long-term investments owned by the Funds are either covered by insur-ance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (High Yield 3%, All-American 35%, Insured 100%, Intermediate Duration 37% and Limited Term 36%). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

--------------------------------------------------------------------------------
59

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                         Investment Operations       Less Distributions
                        -------------------------  -----------------------
 HIGH YIELD
                                       Net
 Class (Inception Date)          Realized/
                                Unrealized    Ratios/Supplemental Data
              Beginning  ---Net----Invest--------------Net------------------Ending-----------------------
                    Net Invest-  BeforemCredit/ent        AfterInvest-     After Credit/   Net
 Year Ended       Asset    ment  ReimbursementGain   Reimbursement(b)ment Reimbursement(c)Capital          Asset
 HIGHAYIELDpril 30,        Value--Income-----(Loss)- Total---Income----Gains--Total---Value---
                                             Ratio                Ratio                Ratio
                                            of Net               of Net               of Net
                                           Invest-              Invest-              Invest-
                                Ratio of      ment   Ratio of      ment   Ratio of      ment
                                Expenses    Income   Expenses    Income   Expenses    Income
                         Ending       to        to         to        to         to        to
                            Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended       Total  Assets      Net       Net        Net       Net        Net       Net    Turnover
 April 30,    Return(a)   (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Class A (6/99)
 2001(e)         $18.60   $ .57     $  .09  $ .66   $ (.60)     $-- $ (.60) $18.66
 2000(d)          20.00    1.06      (1.61)  (.55)    (.85)      --   (.85)  18.60
 Class B (6/99)
 2001(e)          18.58     .50        .09    .59     (.53)      --   (.53)  18.64
 2000(d)          20.00     .93      (1.61)  (.68)    (.74)      --   (.74)  18.58
 Class C (6/99)
 2001(e)          18.59     .52        .09    .61     (.55)      --   (.55)  18.65
 2000(d)          20.00     .96      (1.60)  (.64)    (.77)      --   (.77)  18.59
 Class R (6/99)
 2001(e)          18.61     .59        .09    .68     (.62)      --   (.62)  18.67
 2000(d)          20.00    1.05      (1.56)  (.51)    (.88)      --   (.88)  18.61
----------------------------------------------------------------------------------------------------------------
 Class A (6/99)
 2001(e)           3.60% $7,762     1.42%*    6.03%*     1.39%*    6.06%*     1.36%*    6.10%*         6%
 2000(d)          (2.69)  5,291     1.87*     5.11*       .77*     6.22*       .72*     6.26*         56
 Class B (6/99)
 2001(e)           3.21   5,474     2.18*     5.28*      2.16*     5.30*      2.12*     5.33*          6
 2000(d)          (3.36)  2,465     2.66*     4.27*      1.51*     5.42*      1.46*     5.47*         56
 Class C (6/99)
 2001(e)           3.31   2,305     1.96*     5.49*      1.94*     5.52*      1.90*     5.56*          6
 2000(d)          (3.16)  1,694     2.49*     4.44*      1.31*     5.62*      1.26*     5.67*         56
 Class R (6/99)
 2001(e)           3.70   4,039     1.20*     6.25*      1.16*     6.29*      1.13*     6.33*          6
 2000(d)          (2.50)  5,249     2.02*     4.66*       .57*     6.11*       .53*     6.16*         56
----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the period June 7, 1999 (commencement of operations) through April 30, 2000.
(e) For the six months ended October 31, 2000.




                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
60

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                             Investment Operations      Less Distributions
                           -------------------------  ----------------------
 ALL-AMERICAN+
                                                         From
                                          Net          and In
                                    Realized/          Excess
                 Beginning     Net Unrealized          of Net                Ending
                       Net Invest-    Invest-         Invest-                   Net
 Year Ended          Asset    ment  ment Gain            ment Capital         Asset     Total
 April 30,           Value  Income     (Loss)  Total   Income   Gains  Total  Value Return(a)
---------------------------------------------------------------------------------------------------
 Class (Inception Date)
                                        Ratios/Supplemental Data
                 ----------------------------------------------------------------------------------
                           Before Credit/            After            After Credit/
                            Reimbursement      Reimbursement(b)     Reimbursement(c)
 ALL-AMERICAN+            -------------------- -------------------- --------------------
                                       Ratio                Ratio                Ratio
                                      of Net               of Net               of Net
                                     Invest-              Invest-              Invest-
                          Ratio of      ment   Ratio of      ment   Ratio of      ment
                          Expenses    Income   Expenses    Income   Expenses    Income
                   Ending       to        to         to        to         to        to
                      Net  Average   Average    Average   Average    Average   Average   Portfolio
 Year Ended        Assets      Net       Net        Net       Net        Net       Net    Turnover
 April 30,          (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------
 Class A (10/88)
 2001(g)            $10.33    $.28     $  .22  $ .50   $(.28)  $  --  $(.28) $10.55      4.91%
 2000                11.43     .56      (1.08)  (.52)   (.56)   (.02)  (.58)  10.33     (4.48)
 1999                11.32     .57        .12    .69    (.57)   (.01)  (.58)  11.43      6.23
 1998                10.90     .60        .51   1.11    (.60)   (.09)  (.69)  11.32     10.32
 1997(d)             10.67     .55        .29    .84    (.55)   (.06)  (.61)  10.90      8.02
 1996(e)             10.79     .61       (.12)   .49    (.61)     --   (.61)  10.67      4.64
 1995(e)             10.61     .63        .18    .81    (.63)     --   (.63)  10.79      8.01
 Class B (2/97)
 2001(g)             10.34     .24        .21    .45    (.24)     --   (.24)  10.55      4.42
 2000                11.44     .49      (1.09)  (.60)   (.48)   (.02)  (.50)  10.34     (5.21)
 1999                11.33     .49        .12    .61    (.49)   (.01)  (.50)  11.44      5.46
 1998                10.91     .51        .51   1.02    (.51)   (.09)  (.60)  11.33      9.51
 1997(f)             10.98     .12       (.06)   .06    (.13)     --   (.13)  10.91       .54
 Class C (6/93)
 2001(g)             10.32     .25        .21    .46    (.25)     --   (.25)  10.53      4.52
 2000                11.42     .51      (1.09)  (.58)   (.50)   (.02)  (.52)  10.32     (5.02)
 1999                11.31     .51        .12    .63    (.51)   (.01)  (.52)  11.42      5.69
 1998                10.89     .53        .52   1.05    (.54)   (.09)  (.63)  11.31      9.75
 1997(d)             10.66     .50        .29    .79    (.50)   (.06)  (.56)  10.89      7.48
 1996(e)             10.78     .55       (.12)   .43    (.55)     --   (.55)  10.66      4.07
 1995(e)             10.60     .57        .18    .75    (.57)     --   (.57)  10.78      7.42
 Class R (2/97)
 2001(g)             10.34     .29        .21    .50    (.29)     --   (.29)  10.55      4.90
 2000                11.44     .59      (1.08)  (.49)   (.59)   (.02)  (.61)  10.34     (4.29)
 1999                11.32     .60        .13    .73    (.60)   (.01)  (.61)  11.44      6.54
 1998                10.91     .61        .51   1.12    (.62)   (.09)  (.71)  11.32     10.45
 1997(f)             10.99     .15       (.07)   .08    (.16)     --   (.16)  10.91       .69
---------------------------------------------------------------------------------------------------
 Class A (10/88)
 2001(g)         $253,293      .92%*    5.27%*      .92%*    5.27%*      .90%*    5.29%*        18%
 2000             259,004      .84      5.29        .84      5.29        .83      5.29          53
 1999             312,238      .81      4.97        .81      4.98        .80      4.98          10
 1998             236,691      .81      5.27        .81      5.27        .81      5.27          20
 1997(d)          216,575      .98*     5.43*       .87*     5.54*       .87*     5.54*         39
 1996(e)          207,992     1.02      5.41        .83      5.60        .83      5.60          79
 1995(e)          185,495     1.06      5.72        .76      6.02        .76      6.02          71
 Class B (2/97)
 2001(g)           34,701     1.67*     4.52*      1.67*     4.52*      1.65*     4.54*         18
 2000              32,536     1.59      4.54       1.59      4.54       1.58      4.55          53
 1999              31,804     1.56      4.21       1.54      4.23       1.54      4.23          10
 1998               8,706     1.56      4.47       1.56      4.47       1.56      4.47          20
 1997(f)              711     1.55*     4.83*      1.55*     4.83*      1.55*     4.83*         39
 Class C (6/93)
 2001(g)           64,428     1.47*     4.72*      1.47*     4.72*      1.46*     4.74*         18
 2000              67,577     1.39      4.73       1.39      4.73       1.38      4.74          53
 1999              80,036     1.37      4.42       1.36      4.43       1.35      4.43          10
 1998              62,336     1.36      4.72       1.36      4.72       1.36      4.72          20
 1997(d)           54,850     1.53*     4.88*      1.42*     4.99*      1.42*     4.99*         39
 1996(e)           47,314     1.57      4.85       1.37      5.05       1.37      5.05          79
 1995(e)           45,242     1.61      5.17       1.31      5.47       1.31      5.47          71
 Class R (2/97)
 2001(g)            4,061      .72*     5.47*       .72*     5.47*       .70*     5.49*         18
 2000               3,111      .64      5.50        .64      5.50        .63      5.51          53
 1999               2,737      .62      5.17        .61      5.17        .61      5.17          10
 1998               4,510      .61      5.42        .61      5.42        .61      5.42          20
 1997(f)              183      .61*     5.95*       .61*     5.95*       .61*     5.95*         39
---------------------------------------------------------------------------------------------------

* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship All-American.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the 11 months ended April 30.
(e) For the year ended May 31.
(f) From commencement of class operations as noted through April 30.
(g) For the six months ended October 31, 2000.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
61

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
INSURED
                                     Net
                               Realized/
            Beginning     Net Unrealized             Net                  Ending              Ending
                  Net Invest-    Invest-         Invest-                     Net                 Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total    Assets
April 30,       Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)     (000)
----------------------------------------------------------------------------------------------------
Class A (9/94)
 2001(g)       $10.35    $.27      $ .21  $ .48    $(.27)   $  --  $(.27) $10.56      4.68% $111,426
 2000           11.16     .54       (.79)  (.25)    (.54)    (.02)  (.56)  10.35     (2.19)  109,729
 1999           11.03     .54        .16    .70     (.54)    (.03)  (.57)  11.16      6.43   109,986
 1998           10.66     .54        .41    .95     (.55)    (.03)  (.58)  11.03      9.05    90,459
 1997(d)        10.82     .09       (.16)  (.07)    (.09)      --   (.09)  10.66      (.63)   69,291
 1997(e)        10.97     .56       (.13)   .43     (.54)    (.04)  (.58)  10.82      4.04    68,268
 1996(e)        10.40     .54        .57   1.11     (.54)      --   (.54)  10.97     10.90    46,943
Class B (2/97)
 2001(g)        10.35     .23        .21    .44     (.23)      --   (.23)  10.56      4.30    19,262
 2000           11.16     .46       (.79)  (.33)    (.46)    (.02)  (.48)  10.35     (2.94)   17,035
 1999           11.03     .45        .16    .61     (.45)    (.03)  (.48)  11.16      5.63    13,602
 1998           10.67     .46        .39    .85     (.46)    (.03)  (.49)  11.03      8.14     4,992
 1997(d)        10.82     .09       (.16)  (.07)    (.08)      --   (.08)  10.67      (.65)      488
 1997(f)        10.80     .04        .02    .06     (.04)      --   (.04)  10.82       .55       228
Class C (9/94)
 2001(g)        10.26     .24        .21    .45     (.24)      --   (.24)  10.47      4.40    10,984
 2000           11.05     .47       (.77)  (.30)    (.47)    (.02)  (.49)  10.26     (2.64)   10,990
 1999           10.92     .47        .16    .63     (.47)    (.03)  (.50)  11.05      5.86    10,947
 1998           10.56     .48        .39    .87     (.48)    (.03)  (.51)  10.92      8.39     8,037
 1997(d)        10.72     .08       (.16)  (.08)    (.08)      --   (.08)  10.56      (.73)    5,615
 1997(e)        10.85     .46       (.09)   .37     (.46)    (.04)  (.50)  10.72      3.48     5,448
 1996(e)        10.31     .46        .54   1.00     (.46)      --   (.46)  10.85      9.88     5,151
Class R (12/86)
 2001(g)        10.31     .28        .21    .49     (.28)      --   (.28)  10.52      4.79   636,079
 2000           11.11     .56       (.78)  (.22)    (.56)    (.02)  (.58)  10.31     (1.94)  636,872
 1999           10.98     .56        .15    .71     (.55)    (.03)  (.58)  11.11      6.62   726,228
 1998           10.62     .56        .39    .95     (.56)    (.03)  (.59)  10.98      9.17   727,068
 1997(d)        10.78     .09       (.15)  (.06)    (.10)      --   (.10)  10.62      (.60)  714,622
 1997(e)        10.92     .57       (.11)   .46     (.56)    (.04)  (.60)  10.78      4.38   732,587
 1996(e)        10.38     .57        .54   1.11     (.57)      --   (.57)  10.92     10.94   761,936
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------------
             Before Credit/           After            After Credit/
             Reimbursement       Reimbursement(b)     Reimbursement(c)
INSURED     -------------------- -------------------- --------------------
                         Ratio                Ratio                Ratio
                            of                   of                   of
                           Net                  Net                  Net
                       Invest-              Invest-              Invest-
            Ratio of      ment   Ratio of      ment   Ratio of      ment
            Expenses    Income   Expenses    Income   Expenses    Income
                  to        to         to        to         to        to
             Average   Average    Average   Average    Average   Average   Portfolio
Year Ended       Net       Net        Net       Net        Net       Net    Turnover
April 30,     Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------
Class A (9/94)
 2001(g)         .83%*    5.17%*      .83%*    5.17%*      .83%*    5.17%*        13%
 2000            .83      5.09        .83      5.09        .83      5.09          44
 1999            .82      4.80        .82      4.80        .81      4.80          13
 1998            .86      4.91        .86      4.91        .86      4.91          40
 1997(d)         .84*     5.12*       .84*     5.12*       .84*     5.12*         12
 1997(e)         .87      5.07        .87      5.07        .87      5.07          35
 1996(e)         .92      5.00        .91      5.01        .91      5.01          27
Class B (2/97)
 2001(g)        1.58*     4.41*      1.58*     4.41*      1.58*     4.42*         13
 2000           1.59      4.35       1.59      4.35       1.58      4.35          44
 1999           1.56      4.05       1.56      4.05       1.56      4.05          13
 1998           1.61      4.14       1.61      4.14       1.61      4.14          40
 1997(d)        1.59*     4.36*      1.59*     4.36*      1.59*     4.36*         12
 1997(f)        1.58*     4.84*      1.58*     4.84*      1.58*     4.84*         35
Class C (9/94)
 2001(g)        1.38*     4.62*      1.38*     4.62*      1.38*     4.62*         13
 2000           1.38      4.54       1.38      4.54       1.38      4.54          44
 1999           1.36      4.25       1.36      4.25       1.36      4.25          13
 1998           1.41      4.36       1.41      4.36       1.41      4.36          40
 1997(d)        1.39*     4.57*      1.39*     4.57*      1.39*     4.57*         12
 1997(e)        1.61      4.33       1.61      4.33       1.61      4.33          35
 1996(e)        1.63      4.34       1.63      4.34       1.63      4.34          27
Class R (12/86)
 2001(g)         .63*     5.37*       .63*     5.37*       .63*     5.37*         13
 2000            .63      5.28        .63      5.28        .62      5.29          44
 1999            .62      5.00        .62      5.00        .62      5.00          13
 1998            .66      5.12        .66      5.12        .66      5.12          40
 1997(d)         .64*     5.31*       .64*     5.31*       .64*     5.31*         12
 1997(e)         .63      5.31        .63      5.31        .63      5.31          35
 1996(e)         .63      5.33        .63      5.33        .63      5.33          27
----------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are caluclated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the two months ended April 30.
(e) For the fiscal year ended February 28/29.
(f) From commencement of class operations as noted through February 28/29.
(g) For the six months ended October 31, 2000.


                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
62

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                 Investment Operations       Less Distributions
                                -------------------------  ----------------------
INTERMEDIATE DURATION
                                               Net
                                         Realized/
                                    Net Unrealized             Net                Ending
                    Beginning   Invest-    Invest-         Invest-                   Net
Year Ended April          Net      ment  ment Gain            ment Capital         Asset     Total
30,               Asset Value    Income     (Loss)  Total   Income   Gains  Total  Value Return(a)
--------------------------------------------------------------------------------------------------------
Class A (6/95)
 2001(g)              $    8.91    $.22      $ .23  $ .45   $(.23)  $  --  $(.23)  $9.13      5.04%
 2000                      9.57     .45       (.65)  (.20)   (.45)   (.01)  (.46)   8.91     (2.02)
 1999                      9.46     .45        .13    .58    (.45)   (.02)  (.47)   9.57      6.28
 1998                      9.14     .46        .35    .81    (.46)   (.03)  (.49)   9.46      9.00
 1997(d)                   9.24     .08       (.10)  (.02)   (.08)     --   (.08)   9.14      (.23)
 1997(e)                   9.28     .48         --    .48    (.47)   (.05)  (.52)   9.24      5.26
 1996(f)                   9.15     .34        .14    .48    (.32)   (.03)  (.35)   9.28      5.33
Class B (2/97)
 2001(g)                   8.91     .19        .22    .41    (.19)     --   (.19)   9.13      4.66
 2000                      9.57     .39       (.66)  (.27)   (.38)   (.01)  (.39)   8.91     (2.78)
 1999                      9.46     .38        .13    .51    (.38)   (.02)  (.40)   9.57      5.49
 1998                      9.15     .38        .35    .73    (.39)   (.03)  (.42)   9.46      8.09
 1997(d)                   9.24     .09       (.11)  (.02)   (.07)     --   (.07)   9.15      (.25)
 1997(f)                   9.23     .03        .01    .04    (.03)     --   (.03)   9.24       .47
Class C (6/95)
 2001(g)                   8.90     .20        .22    .42    (.20)     --   (.20)   9.12      4.74
 2000                      9.57     .40       (.66)  (.26)   (.40)   (.01)  (.41)   8.90     (2.71)
 1999                      9.44     .40        .15    .55    (.40)   (.02)  (.42)   9.57      5.91
 1998                      9.14     .40        .34    .74    (.41)   (.03)  (.44)   9.44      8.20
 1997(d)                   9.23     .07       (.09)  (.02)   (.07)     --   (.07)   9.14      (.21)
 1997(e)                   9.26     .42         --    .42    (.40)   (.05)  (.45)   9.23      4.64
 1996(f)                   9.15     .29        .13    .42    (.28)   (.03)  (.31)   9.26      4.59
Class R (11/76)
 2001(g)                   8.91     .23        .23    .46    (.23)     --   (.23)   9.14      5.26
 2000                      9.58     .47       (.66)  (.19)   (.47)   (.01)  (.48)   8.91     (1.93)
 1999                      9.46     .47        .14    .61    (.47)   (.02)  (.49)   9.58      6.59
 1998                      9.15     .48        .34    .82    (.48)   (.03)  (.51)   9.46      9.09
 1997(d)                   9.24     .08       (.09)  (.01)   (.08)     --   (.08)   9.15      (.09)
 1997(e)                   9.28     .49        .01    .50    (.49)   (.05)  (.54)   9.24      5.53
 1996(e)                   9.00     .51        .31    .82    (.51)   (.03)  (.54)   9.28      9.31
--------------------------------------------------------------------------------------------------------
Class (Inception Date)
                                         Ratios/Supplemental Data
                  --------------------------------------------------------------------------------------
                              Before Credit/           After            After Credit/
                              Reimbursement       Reimbursement(b)     Reimbursement(c)
INTERMEDIATE DURATION        -------------------- -------------------- --------------------
                                          Ratio                Ratio                Ratio
                                         of Net               of Net               of Net
                                        Invest-              Invest-              Invest-
                             Ratio of      ment   Ratio of      ment   Ratio of      ment
                             Expenses    Income   Expenses    Income   Expenses    Income
                      Ending       to        to         to        to         to        to
                         Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended April      Assets      Net       Net        Net       Net        Net       Net    Turnover
30,                    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (6/95)
 2001(g)          $  164,761      .79%*    4.93%*      .79%*    4.93%*      .78%*    4.93%*         3%**
 2000                116,621      .80      5.01        .80      5.01        .79      5.02          13
 1999                120,418      .77      4.71        .77      4.71        .77      4.71          12
 1998                 97,029      .80      4.83        .80      4.83        .80      4.83          10
 1997(d)              70,331      .77*     5.13*       .77*     5.13*       .77*     5.13*          2
 1997(e)              68,204      .81      5.11        .81      5.11        .81      5.11          12
 1996(f)              37,089      .86*     5.11*       .83*     5.14*       .83*     5.14*         17
Class B (2/97)
 2001(g)              12,181     1.54*     4.19*      1.54*     4.19*      1.53*     4.20*          3**
 2000                 11,560     1.55      4.27       1.55      4.27       1.54      4.28          13
 1999                 10,086     1.52      3.96       1.52      3.96       1.52      3.96          12
 1998                  4,136     1.56      4.05       1.56      4.05       1.56      4.05          10
 1997(d)                 468     1.53*     4.39*      1.53*     4.39*      1.53*     4.39*          2
 1997(f)                  43     1.51*     5.23*      1.51*     5.23*      1.51*     5.23*         12
Class C (6/95)
 2001(g)              17,507     1.34*     4.34*      1.34*     4.34*      1.33*     4.35*          3**
 2000                  6,920     1.35      4.47       1.35      4.47       1.34      4.48          13
 1999                  7,191     1.32      4.15       1.32      4.15       1.32      4.15          12
 1998                  4,886     1.35      4.29       1.35      4.29       1.35      4.29          10
 1997(d)               5,360     1.32*     4.58*      1.32*     4.58*      1.32*     4.58*          2
 1997(e)               5,039     1.54      4.37       1.54      4.37       1.54      4.37          12
 1996(f)               1,915     1.64*     4.33*      1.58*     4.39*      1.58*     4.39*         17
Class R (11/76)
 2001(g)           2,520,024      .59*     5.14*       .59*     5.14*       .58*     5.15*          3**
 2000              2,495,259      .59      5.21        .59      5.21        .59      5.22          13
 1999              2,834,016      .57      4.90        .57      4.90        .57      4.90          12
 1998              2,818,442      .60      5.04        .60      5.04        .60      5.04          10
 1997(d)           2,774,648      .57*     5.33*       .57*     5.33*       .57*     5.33*          2
 1997(e)           2,818,214      .57      5.35        .57      5.35        .57      5.35          12
 1996(e)           2,878,641      .59      5.53        .59      5.53        .59      5.53          17
--------------------------------------------------------------------------------------------------------

* Annualized.
** The cost of securities acquired in the acquisition of Intermediate of
   $53,652,345 were excluded from the portfolio turnover rate calculation.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the two months ended April 30.
(e) For the fiscal year ended February 28/29.
(f) From commencement of class operations as noted through February 28/29.
(g) For the six months ended October 31, 2000.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
63

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                             Investment Operations      Less Distributions
                            -------------------------  ----------------------
LIMITED TERM+
                                           Net
                                     Realized/
                  Beginning     Net Unrealized             Net                 Ending
                        Net Invest-    Invest-         Invest-                    Net
Year Ended April      Asset    ment  ment Gain            ment  Capital         Asset     Total
30,                   Value  Income     (Loss)  Total   Income    Gains Total   Value Return(a)
----------------------------------------------------------------------------------------------------
Class A (10/87)
 2001(h)             $10.35    $.24      $ .15  $ .39    $(.24)     $-- $(.24) $10.50      3.84%
 2000                 10.89     .49       (.55)  (.06)    (.48)      --  (.48)  10.35      (.57)
 1999                 10.80     .49        .10    .59     (.50)      --  (.50)  10.89      5.57
 1998                 10.61     .51        .19    .70     (.51)      --  (.51)  10.80      6.67
 1997(d)              10.57     .46        .04    .50     (.46)      --  (.46)  10.61      4.78
 1996(e)              10.65     .51       (.09)   .42     (.50)      --  (.50)  10.57      4.03
 1995(e)              10.60     .51        .04    .55     (.50)      --  (.50)  10.65      5.41
Class C (12/95)
 2001(h)              10.34     .22        .15    .37     (.23)      --  (.23)  10.48      3.57
 2000                 10.87     .45       (.54)  (.09)    (.44)      --  (.44)  10.34      (.82)
 1999                 10.79     .45        .10    .55     (.47)      --  (.47)  10.87      5.13
 1998                 10.60     .47        .19    .66     (.47)      --  (.47)  10.79      6.33
 1997(d)              10.56     .44        .03    .47     (.43)      --  (.43)  10.60      4.49
 1996(g)              10.76     .22       (.19)   .03     (.23)      --  (.23)  10.56       .46*
Class R (2/97)
 2001(h)              10.33     .25        .15    .40     (.26)      --  (.26)  10.47      3.87
 2000                 10.87     .51       (.55)  (.04)    (.50)      --  (.50)  10.33      (.35)
 1999                 10.78     .51        .11    .62     (.53)      --  (.53)  10.87      5.81
 1998                 10.59     .53        .19    .72     (.53)      --  (.53)  10.78      6.87
 1997(f)              10.73     .12       (.13)  (.01)    (.13)      --  (.13)  10.59      (.09)
----------------------------------------------------------------------------------------------------
Class (Inception Date)
                                        Ratios/Supplemental Data
                  ----------------------------------------------------------------------------------
                            Before Credit/           After            After Credit/
                            Reimbursement       Reimbursement(b)     Reimbursement(c)
LIMITED TERM+              -------------------- -------------------- --------------------
                                        Ratio                Ratio                Ratio
                                       of Net               of Net               of Net
                                      Invest-              Invest-              Invest-
                           Ratio of      ment   Ratio of      ment   Ratio of      ment
                           Expenses    Income   Expenses    Income   Expenses    Income
                    Ending       to        to         to        to         to        to
                       Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended April    Assets      Net       Net        Net       Net        Net       Net    Turnover
30,                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------
Class A (10/87)
 2001(h)          $359,397      .78%*    4.63%*      .78%*    4.63%*      .78%*    4.64%*        11%
 2000              382,808      .73      4.63        .73      4.63        .73      4.63          37
 1999              456,171      .77      4.45        .77      4.45        .77      4.45          16
 1998              438,134      .77      4.70        .77      4.70        .77      4.70          30
 1997(d)           425,401      .82*     4.74*       .80*     4.76*       .80*     4.76*         29
 1996(e)           489,157      .84      4.72        .79      4.77        .79      4.77          39
 1995(e)           569,196      .82      4.80        .74      4.88        .74      4.88          20
Class C (12/95)
 2001(h)            70,590     1.13*     4.28*      1.13*     4.28*      1.13*     4.29*         11
 2000               77,228     1.08      4.28       1.08      4.28       1.08      4.28          37
 1999               88,044     1.12      4.09       1.12      4.09       1.12      4.09          16
 1998               33,952     1.12      4.35       1.12      4.35       1.12      4.35          30
 1997(d)            23,551     1.12*     4.43*      1.11*     4.44*      1.11*     4.44*         29
 1996(g)            15,415     1.43*     3.93*      1.19*     4.17*      1.19*     4.17*         39
Class R (2/97)
 2001(h)               411      .58*     4.83*       .58*     4.83*       .58*     4.83*         11
 2000                  335      .53      4.81        .53      4.81        .53      4.81          37
 1999                1,173      .57      4.64        .57      4.64        .57      4.64          16
 1998                  701      .59      4.86        .59      4.86        .59      4.86          30
 1997(f)                40      .55*     5.07*       .55*     5.07*       .55*     5.07*         29
----------------------------------------------------------------------------------------------------

* Annualized.
+ Information included prior to the 11 months ended April 30, 1997, reflects the financial highlights of Flagship Limited Term.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized except where noted.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the 11 months ended April 30.
(e) For the year ended May 31.
(f) From commencement of class operations as noted through April 30.
(g) From commencement of class operations as noted through May 31.
(h) For the six months ended October 31, 2000.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
64

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter W. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787


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    ____
    65

               Serving
         Investors
                  For Generations

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John Nuveen, Sr.  appears here]      Since 1898, John Nuveen & Co. Incorporated
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                                     Nuveen to help them build and sustain the wealth of a lifetime.

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                                     To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.




N U V E E N
      Investments                    John Nuveen & Co. Incorporated
                                     333 West Wacker Drive
                                     Chicago, Illinois 60606-1286
                                     www.nuveen.com                 VSA-NA-10-00